Spartan®

New Jersey Municipal
Funds

and

Fidelity ®
New Jersey Municipal
Money Market Fund

Semiannual Report

May 31, 2001

(2_fidelity_logos)(registered trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies
Spartan New Jersey Municipal Income Fund
	<Click Here>	Performance
	<Click Here>	Fund Talk: The Manager's Overview
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Spartan New Jersey Municipal Money Market Fund
	<Click Here>	Performance
	<Click Here>	Fund Talk: The Managers' Overview
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Fidelity New Jersey Municipal Money Market Fund
	<Click Here>	Performance
	<Click Here>	Fund Talk: The Managers' Overview
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements

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(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although the Federal Reserve Board cut interest rates five times in the first five months of 2001 in an effort to stimulate economic growth, few equity indexes - particularly those of a growth nature - had positive returns year-to-date through the end of May. Meanwhile, nearly all fixed-income benchmarks were up through May 31. High-yield and investment-grade corporate bonds were among the market's best performers.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Spartan New Jersey Municipal Income Fund

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the past 10 year total return would have been lower.

Cumulative Total Returns

Periods ended May 31, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Spartan ® NJ Municipal Income	4.74%	11.93%	35.87%	92.21%
LB New Jersey 4 Plus Year Municipal Bond with Port Authority of New York and New Jersey	5.02%	12.64%	38.49%	n/a*
New Jersey Municipal Debt Funds Average	4.68%	11.75%	30.32%	84.68%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years, or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers New Jersey 4 Plus Year Municipal Bond Index with Port Authority of New York and New Jersey, a market value-weighted index of New Jersey investment-grade municipal bonds, including Port Authority of New York and New Jersey bonds, with maturities of four years or more. To measure how the fund's performance stacked up against its peers, you can compare it to the New Jersey municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 58 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended May 31, 2001	Past 1 year	Past 5 years	Past 10 years
Spartan NJ Municipal Income	11.93%	6.32%	6.75%
LB New Jersey 4 Plus Year Municipal Bond with Port Authority of New York and New Jersey	12.64%	6.73%	n/a*
New Jersey Municipal Debt Funds Average	11.75%	5.43%	6.32%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

* Not available

Semiannual Report

Spartan New Jersey Municipal Income Fund
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Spartan New Jersey Municipal Income Fund on May 31, 1991. As the chart shows, by May 31, 2001, the value of your investment would have grown to $19,221 - a 92.21% increase on your initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of one year or more, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $19,815 a 98.15% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

Semiannual Report

Spartan New Jersey Municipal Income Fund
Performance - continued

Total Return Components

	Six months ended May 31,	Years ended November 30,
	2001	2000	1999	1998	1997	1996
Dividend returns	2.47%	5.37%	4.57%	4.98%	5.19%	5.37%
Capital returns	2.27%	2.66%	-5.22%	1.98%	1.25%	0.00%
Total returns	4.74%	8.03%	-0.65%	6.96%	6.44%	5.37%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

Dividends and Yield

Periods ended May 31, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	4.60¢	27.43¢	55.57¢
Annualized dividend rate	4.75%	4.81%	4.94%
30-day annualized yield	4.32%	-	-
30-day annualized tax-equivalent yield	7.21%	-	-

Dividends per share show the income paid by the fund for a set period and do not reflect tax reclassifications. If you annualize this number, based on an average share price of $11.41 over the past month, $11.44 over the past six months and $11.26 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 40.08% combined effective federal and state tax bracket, but does not reflect the payment of the federal alternative minimum tax, if applicable.

Semiannual Report

Spartan New Jersey Municipal Income Fund

Fund Talk: The Manager's Overview

Market Recap

After a brief stumble in April, the municipal bond market quickly rebounded to finish the six-month period ending May 31, 2001, with a gain of 4.73% according to the Lehman Brothers Municipal Bond Index - an index of approximately 35,000 investment-grade, fixed-rate, tax-exempt bonds. The muni market's strong performance was attributable to a number of factors: steady demand from institutional, retail and high net worth investors; bond price increases helped by positive capital flow into the market; five interest-rate reductions by the Federal Reserve Board during the period; and continued volatility in both the U.S. economy and equity markets. Munis also were boosted by strong credit ratings. According to Moody's Investors Service, there were nearly eight muni credit upgrades for every downgrade on a year-to-date basis. But not all the news was good from a credit perspective. The $25 billion downgrade of California's general obligation bonds - the largest muni downgrade on record - reverberated throughout the U.S. municipal bond market in April. This, along with typical seasonal weakness as investors liquidated munis for tax payments, were major contributors to the muni market's negative return for the month. For the overall period, munis slightly underperformed taxable bonds on an absolute basis, but outperformed on a tax-adjusted yield basis. The Lehman Brothers Aggregate Bond Index - a popular measure of the taxable bond market - returned 5.14% during the past six months.

(Portfolio Manager photograph)
An interview with George Fischer, Portfolio Manager of Spartan New Jersey Municipal Income Fund

Q. How did the fund perform, George?

A. For the six-month period that ended May 31, 2001, the fund had a total return of 4.74%. To get a sense of how the fund did relative to its competitors, the New Jersey municipal debt funds average returned 4.68% for the same six-month period, according to Lipper Inc. Additionally, the Lehman Brothers New Jersey 4 Plus Year Municipal Bond Index with Port Authority of New York and New Jersey, which tracks the types of securities in which the fund invests, returned 5.02%. For the 12-month period that ended May 31, 2001, the fund had a total return of 11.93%. In comparison, the New Jersey municipal debt funds average returned 11.75%, and the Lehman Brothers index returned 12.64% for the same 12-month period.

Q. Can you give us a perspective on what affected the fund's performance during the past six months?

A. Municipal bonds generally rallied, initially on optimism about potential interest-rate cuts and, ultimately, thanks to the rate cuts themselves. The Federal Reserve Board, looking to increase consumer and investor confidence, stimulate spending and prevent a recession, cut short-term interest rates in five one-half percentage point increments from January through May. The Fed had never cut rates so aggressively during Alan Greenspan's tenure as chairman, which began in 1987. As investors became increasingly optimistic about the direction of interest rates, municipal bonds performed well as yields declined and their prices rose. Favorable supply and demand conditions also boosted the market. The supply of New Jersey municipals was light throughout much of the period, while demand remained reasonably strong. The fund's total return for the period reflects the combination of price gains or losses plus the income generated by its holdings.

Semiannual Report

Spartan New Jersey Municipal Income Fund
Fund Talk: The Manager's Overview - continued

Q. Which strategies worked in the fund's favor during the past six months?

A. The fund's diversification among bonds with various maturities was a positive contributor to performance. The Fed's rate cuts caused the yield curve - a graphical representation of the yields paid by bonds with various maturities - to assume a more normal shape, as short-term yields fell while long-term yields stalled. Long-maturity municipals underperformed because inflation crept slightly higher, and there were growing concerns that lower interest rates could cause price increases in the future. Spreading the fund's investments more or less evenly among short-, intermediate- and long-term bonds helped us benefit from this "steepening" of the yield curve. That said, the fund's stake in long-maturity bonds, proved disappointing during the period.

Q. What changes, if any, did you make to the fund's investments in response to the weakening economy?

A. I didn't really make any changes, given that I had positioned the fund last year in anticipation of economic weakness by approaching the market fairly cautiously in terms of credit quality. The economy had been good for so long that it was easy to get lulled into complacency. However, I maintained the fund's emphasis on bonds with higher credit ratings. As of May 31, 2001, about 88% of the fund's investments were in investment-grade bonds rated A or higher by Moody's or Standard & Poor's®. I also had tilted the fund's investments toward essential services bonds, such as those issued by water, sewer, utility and transportation entities. Their revenues, which come in the form of fees and tolls, tend to be more stable in a slowing economy compared to general obligation bonds, which are backed by sales, income and other taxes.

Q. What's ahead for the municipal market and the fund?

A. The Fed has indicated that it's far more worried about a possible recession than it is about potential inflation, so it wouldn't be surprising if more rate cuts are in the offing. From a valuation standpoint, municipals remain attractive relative to U.S. Treasury securities, which could continue to fuel demand for munis. As an example, an Aaa-rated general obligation bond issued by the state of New Jersey offered a tax-equivalent yield of roughly 8.80% for investors in the highest combined state and federal tax bracket, at the end of May, compared with the 30-year Treasury bond that carried a yield of about 5.80%. Attractive prices and relatively high tax-free yields could bode well for municipals' near-term performance.

Semiannual Report

Spartan New Jersey Municipal Income Fund
Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a high level of current income exempt from federal income tax and the New Jersey Gross Income Tax

Fund number: 416

Trading symbol: FNJHX

Start date: January 1, 1988

Size: as of May 31, 2001, more than $459 million

Manager: George Fischer, since 2000; manager, various Fidelity and Spartan municipal income funds; joined Fidelity in 1989

George Fischer on the weaker economy's effect on New Jersey municipal issuers:

"Weakening economic conditions have forced most states - including New Jersey - and municipalities to re-evaluate their current budgets and assumptions about the future. A slowing economy has curtailed tax receipts and the stock market's sell-off also has cut into revenue generated by taxes on stock-option profits and capital gains. This financial pinch has been exacerbated by rising expenses - particularly health care and education costs. Just a short time after enjoying surpluses, many issuers across the country now are being forced to consider cutting spending on a wide range of programs. As a manager of municipal bond funds, my job is to monitor the economy's ebbs and flows to determine how they'll affect the revenue collections. So far, I think that the issuers of bonds in which the fund invests have done a decent job dealing with slower revenue growth. But, as always, I'll keep a close eye on developments, looking for problems stemming from a slower economy."

  At the end of the period, the fund had 7.5% of net assets in bonds issued by Puerto Rico. As a territory of the United States, Puerto Rico can issue bonds that are free from taxes in all 50 states. When the supply of New Jersey Municipals is limited or their prices look expensive, the manager occasionally invests in Puerto Rico bonds.

Semiannual Report

Spartan New Jersey Municipal Income Fund

Investment Changes

Top Five Sectors as of May 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Transportation	28.4	29.1
General Obligations	23.5	19.6
Water & Sewer	11.4	14.2
Special Tax	7.3	5.1
Escrowed/Pre-Refunded	6.2	5.2
Average Years to Maturity as of May 31, 2001
		6 months ago
Years	15.3	16.7
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of May 31, 2001
6 months ago
Years	6.6	6.9

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (Moody's Ratings)

As of May 31, 2001 As of November 30, 2000

Aaa 56.6%	Aaa 56.3%
Aa, A 31.0%	Aa, A 33.0%
Baa 4.7%	Baa 6.5%
Not Rated 3.5%	Not Rated 4.2%
Short-term Investments 4.2%	Short-term Investments 0.0%

Where Moody's ratings are not available, we have used S&P ratings. Amounts shown are as a percentage of the fund's investments.

Semiannual Report

Spartan New Jersey Municipal Income Fund

Investments May 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 94.4%
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
New Jersey - 75.7%
Atlantic County Gen. Oblig. Ctfs. of Prtn. (Pub. Facilities Lease Agreement Proj.):
7.4% 3/1/07 (FGIC Insured)	Aaa	$ 3,035,000	$ 3,555,411
7.4% 3/1/08 (FGIC Insured)	Aaa	3,260,000	3,875,032
Atlantic County Impt. Auth. Luxury Tax Rev. (Convention Ctr. Proj.):
7.375% 7/1/10 (MBIA Insured) (Escrowed to Maturity) (f)	Aaa	1,000,000	1,155,130
7.4% 7/1/16 (MBIA Insured) (Escrowed to Maturity) (f)	Aaa	3,510,000	4,329,585
Atlantic County Util. Auth. Swr. Rev. Series A, 5.85% 1/15/15 (AMBAC Insured)	Aaa	2,620,000	2,740,153
Bergen County Utils. Auth. Wtr. Poll. Cont. Rev. Series B, 0% 12/15/07 (FGIC Insured)	Aaa	7,500,000	5,734,049
Bordentown Swr. Auth. Rev. Series E, 5.5% 12/1/25 (FGIC Insured)	Aaa	2,750,000	2,816,000
Camden County Muni. Utils. Auth. Swr. Rev.:
5.5% 7/15/08 (FGIC Insured)	Aaa	1,300,000	1,410,435
6% 7/15/03 (FGIC Insured)	Aaa	3,180,000	3,360,910
6% 7/15/06 (FGIC Insured)	Aaa	660,000	726,667
Cape May County Indl. Poll. Cont. Fing. Auth. Rev. (Atlantic City Elec. Co. Proj.) Series A, 6.8% 3/1/21 (MBIA Insured)	Aaa	1,350,000	1,639,278
Essex County Gen. Oblig.:
Series A, 5.75% 9/1/07 (AMBAC Insured)	Aaa	1,385,000	1,521,450
Series A1, 6% 11/15/05 (FGIC Insured)	Aaa	3,000,000	3,288,150
Series A2, 6.25% 9/1/10 (AMBAC Insured)	Aaa	4,735,000	5,191,170
Essex County Impt. Auth. Rev. (Util. Sys.-Orange Franchise Proj.) Series A, 5.75% 7/1/27 (MBIA Insured)	Aaa	1,745,000	1,812,532
Essex County Util. Auth. Solid Waste Rev. Series A, 6% 4/1/06 (FSA Insured) (Escrowed to Maturity) (f)	Aaa	1,000,000	1,096,040
Jersey City Swr. Auth. Swr. Rev. 6% 1/1/07 (AMBAC Insured)	Aaa	2,175,000	2,393,261
Lenape Reg'l. High School District:
7.625% 1/1/13 (MBIA Insured)	Aaa	675,000	856,460
7.625% 1/1/14 (MBIA Insured)	Aaa	1,000,000	1,259,790
Middlesex County Poll. Cont. Auth. Rev. (Amerada Hess Corp. Proj.):
6.875% 12/1/22	-	5,000,000	5,167,400
7.875% 6/1/22	-	7,750,000	8,427,505
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
New Jersey - continued
Monroe Township Muni. Util. Auth. Middlesex County Rev. 5.25% 2/1/12 (FGIC Insured)	Aaa	$ 1,130,000	$ 1,187,969
Morris County Gen. Oblig. 6.5% 8/1/03	Aaa	2,180,000	2,330,464
New Jersey Bldg. Auth. Bldg. Rev.:
5.5% 6/15/06	Aa2	4,995,000	5,378,766
5.75% 6/15/09	Aa2	2,600,000	2,848,378
New Jersey Econ. Dev. Auth. Econ. Dev. Rev.:
(The Seeing Eye, Inc. Proj.) 6.2% 12/1/24	-	2,000,000	2,171,120
(Weyerhauser Co. Proj.) 9% 11/1/04	A2	2,000,000	2,271,640
5.5% 6/1/31	A+	1,000,000	988,590
New Jersey Econ. Dev. Auth. Lease Rev. (State Office Bldgs. Projs.) 6% 6/15/13 (AMBAC Insured)	Aaa	3,180,000	3,514,250
New Jersey Econ. Dev. Auth. Market Transition Facilities Rev. Series A:
5.8% 7/1/09 (MBIA Insured)	Aaa	5,000,000	5,326,650
5.875% 7/1/11 (MBIA Insured)	Aaa	4,090,000	4,352,496
New Jersey Econ. Dev. Auth. Rev.:
(Edl. Testing Svc. Proj.) Series A, 6.5% 5/15/05 (MBIA Insured)	Aaa	1,500,000	1,614,000
(Trans. Proj.) Series B, 5.75% 5/1/10 (FSA Insured)	Aaa	1,000,000	1,103,490
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev.:
(American Wtr. Co., Inc. Proj.):
Series 1997 B, 5.375% 5/1/32 (FGIC Insured) (e)	Aaa	3,750,000	3,767,513
Series A, 5.25% 7/1/38 (FGIC Insured) (e)	Aaa	3,520,000	3,447,805
5.95% 11/1/29 (FGIC Insured) (e)	Aaa	7,700,000	8,035,258
(Middlesex Wtr. Co. Proj.) 5.35% 2/1/38 (MBIA Insured) (e)	Aaa	2,000,000	2,004,220
New Jersey Edl. Facilities Auth. Rev.:
(Princeton Univ. Proj.) Series E, 5% 7/1/19	Aaa	3,595,000	3,586,120
(Rowan Univ. Proj.) Series C:
5.25% 7/1/08 (FGIC Insured)	Aaa	1,140,000	1,219,048
5.25% 7/1/09 (FGIC Insured)	Aaa	1,365,000	1,458,584
(Saint Peters College Proj.) Series B, 5.375% 7/1/12	Baa3	1,450,000	1,463,166
Series 2000 A, 5.75% 9/1/12 (FSA Insured)	Aaa	1,595,000	1,759,827
New Jersey Envir. Infrastructure Trust Series A:
5.5% 9/1/10	Aaa	1,675,000	1,827,676
5.5% 9/1/11	Aaa	2,830,000	3,069,446
5.5% 9/1/12	Aaa	2,980,000	3,191,461
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
New Jersey - continued
New Jersey Gen. Oblig.:
Series 1996 E:
6% 7/15/08	Aa1	$ 1,000,000	$ 1,115,530
6% 7/15/09	Aa1	1,500,000	1,679,835
Series D, 6% 2/15/13	Aa1	7,500,000	8,424,300
5% 2/1/13	Aa1	8,500,000	8,673,145
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.) Series A, 6% 7/1/11 (AMBAC Insured)	Aaa	3,500,000	3,932,040
(Atlantic City Med. Ctr. Proj.) Series C, 6.8% 7/1/11	A3	4,200,000	4,356,534
(Burdette Tomlin Memorial Hosp. Proj.) Series D, 6.25% 7/1/06 (FGIC Insured)	Aaa	1,710,000	1,747,193
(Cmnty. Med. Ctr./Kimball Med. Ctr. Proj.) 5.25% 7/1/11 (FSA Insured)	Aaa	750,000	788,835
(East Orange Gen. Hosp. Proj.) Series B, 7.75% 7/1/20	BBB-	2,000,000	1,730,000
(Hackensack Univ. Med. Ctr. Proj.) Series A, 5.25% 1/1/12 (MBIA Insured)	Aaa	3,165,000	3,287,106
(Kennedy Health Sys. Proj.) Series B:
5.75% 7/1/07 (MBIA Insured)	Aaa	1,930,000	2,105,842
5.75% 7/1/08 (MBIA Insured)	Aaa	1,135,000	1,243,131
(Pascack Valley Hosp. Assoc. Proj.) 6.7% 7/1/11 (Pre-Refunded to 7/1/01 @ 102) (f)	BBB	5,200,000	5,317,780
(Saint Josephs Hosp. & Med. Ctr. Proj.) Series A, 5.75% 7/1/16 (Connie Lee Hldgs., Inc. Insured)	AAA	1,000,000	1,045,960
(Saint Peters Univ. Hosp. Proj.) Series A, 6.875% 7/1/30	Baa2	3,000,000	3,011,370
New Jersey Hsg. & Mtg. Fin. Agcy. Rev.:
(Home Buyer Proj.):
Series AA, 5.3% 4/1/26 (e)	Aaa	1,960,000	1,993,340
Series W, 4.75% 10/1/17 (MBIA Insured)	Aaa	3,260,000	3,268,965
Series 1:
6% 11/1/02	A+	1,185,000	1,211,817
6.2% 11/1/04	A+	3,100,000	3,225,209
New Jersey Hsg. Fin. Agcy. Gen. Resolution Series A:
6.9% 11/1/07	AA+	2,670,000	2,740,301
6.95% 11/1/08	AA+	2,265,000	2,324,955
7% 11/1/09	AA+	2,855,000	2,930,715
7.05% 11/1/10	AA+	3,500,000	3,592,575
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
New Jersey - continued
New Jersey Hwy. Auth. Garden State Parkway Gen. Rev. (Sr. Parkway Proj.):
5.625% 1/1/30	A1	$ 7,000,000	$ 7,242,060
6% 1/1/05	A1	2,200,000	2,273,832
6% 1/1/19 (Escrowed to Maturity) (f)	Aaa	4,485,000	4,927,490
6.1% 1/1/06	A1	1,535,000	1,593,913
6.1% 1/1/06 (Pre-Refunded to 1/1/02 @ 102) (f)	A1	215,000	223,252
6.2% 1/1/10 (c)	A1	5,970,000	6,763,831
New Jersey Sports & Exposition Auth. Contract Rev. Series A:
5.25% 3/1/11 (MBIA Insured)	Aaa	1,325,000	1,408,435
6% 3/1/14 (MBIA Insured)	Aaa	4,220,000	4,661,159
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2000 A:
5.5% 1/1/25 (MBIA Insured)	Aaa	10,370,000	10,685,352
5.5% 1/1/30 (MBIA Insured)	Aaa	20,100,000	20,626,614
5.75% 1/1/10 (MBIA Insured)	Aaa	1,175,000	1,291,913
6% 1/1/11 (MBIA Insured)	Aaa	2,000,000	2,243,560
Series A:
5.6% 1/1/22 (MBIA Insured)	Aaa	7,925,000	8,237,404
5.9% 1/1/03	A3	5,740,000	5,941,417
5.9% 1/1/03 (Pre-Refunded to 1/1/02 @ 102) (f)	A3	1,510,000	1,566,248
6.4% 1/1/02	A3	1,000,000	1,019,980
6.75% 1/1/08	A3	1,000,000	1,021,800
Series C:
6.5% 1/1/09	A3	1,300,000	1,471,626
6.5% 1/1/16	A3	2,185,000	2,496,450
New Jersey Trans. Corp.:
Series 2000 B, 5.5% 2/1/08 (AMBAC Insured)	Aaa	5,000,000	5,400,600
Series A, 5% 2/1/03 (AMBAC Insured)	Aaa	8,000,000	8,107,520
New Jersey Trans. Trust Fund Auth. (Trans. Sys. Proj.):
Series 1996 B, 6% 6/15/07	Aa2	5,855,000	6,489,155
Series B:
5.25% 6/15/10	Aa2	4,400,000	4,672,624
5.25% 6/15/15	Aa2	5,500,000	5,623,200
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
New Jersey - continued
New Jersey Wastewtr. Treatment Trust Ln. Rev.:
Series A, 6% 7/1/10	Aa1	$ 15,000	$ 15,322
6.875% 6/15/06	Aa2	105,000	106,402
6.875% 6/15/09	Aa2	80,000	81,662
7% 6/15/10	Aa2	140,000	142,915
New Jersey Wtr. Supply Auth. Rev. (Delaware & Raritan Sys. Proj.) 5.375% 11/1/12 (MBIA Insured) (e)	Aaa	2,465,000	2,572,770
Newark Gen. Oblig. 5.3% 9/1/16 (MBIA Insured)	Aaa	3,500,000	3,560,410
Ocean County Util. Auth. Wastewtr. Rev. 5.125% 1/1/10	Aa1	3,680,000	3,867,312
Rutgers State Univ. Rev.:
(State Univ. of New Jersey Proj.) Series A, 6.4% 5/1/13	A1	2,000,000	2,298,780
Series A, 4.75% 5/1/29	Aa3	2,215,000	2,038,686
South Brunswick Township Board of Ed.:
5.625% 12/1/20 (FGIC Insured)	Aaa	1,000,000	1,036,640
5.625% 12/1/21 (FGIC Insured)	Aaa	2,440,000	2,527,718
5.625% 12/1/22 (FGIC Insured)	Aaa	2,495,000	2,577,734
South Jersey Trans. Auth. Trans. Sys. Rev. Series B, 5.9% 11/1/07 (MBIA Insured) (Pre-Refunded to 11/1/02 @ 102) (f)	Aaa	1,455,000	1,541,965
West Deptford Township:
5.5% 9/1/23 (FGIC Insured)	Aaa	2,525,000	2,597,190
5.625% 9/1/30 (FGIC Insured)	Aaa	5,225,000	5,390,894
West Orange Board of Ed. Rev. Ctfs. of Prtn. 5.625% 10/1/29 (MBIA Insured)	Aaa	2,000,000	2,077,540
			348,444,198
New York & New Jersey - 11.2%
Port Auth. New York & New Jersey:
Series 104, 4.75% 1/15/26 (AMBAC Insured)	Aaa	2,450,000	2,281,857
Series 107:
6% 10/15/05 (e)	A1	1,740,000	1,893,155
6% 10/15/06 (e)	A1	1,535,000	1,686,029
Series 109, 5.375% 1/15/32	A1	6,500,000	6,537,895
Series 117, 5.125% 11/15/11 (FGIC Insured) (e)	Aaa	5,220,000	5,458,658
Series 120:
5.5% 10/15/35 (MBIA Insured) (e)	Aaa	7,000,000	7,060,760
5.75% 10/15/13 (MBIA Insured) (e)	Aaa	3,000,000	3,194,970
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
New York & New Jersey - continued
Port Auth. New York & New Jersey: - continued
Series 77, 6.25% 1/15/27 (e)	A1	$ 6,335,000	$ 6,456,189
Series 92, 4.75% 1/15/29	A1	7,000,000	6,483,610
Series 94, 5.7% 12/1/10	A1	6,385,000	6,731,003
Port Auth. New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 5.75% 12/1/25 (MBIA Insured) (e)	Aaa	3,595,000	3,700,190
			51,484,316
Puerto Rico - 7.5%
Puerto Rico Commonwealth Gen. Oblig.:
Series A, 6% 7/1/14	Baa1	2,000,000	2,059,360
5.5% 7/1/11 (FGIC Insured) (b)	Aaa	5,400,000	5,758,884
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Y, 5.5% 7/1/36 (FSA Insured)	Aaa	2,100,000	2,198,427
Puerto Rico Commonwealth Hwy. & Trans. Auth. Rev. Series B:
5.875% 7/1/35 (MBIA Insured)	Aaa	2,500,000	2,678,450
6% 7/1/31	Baa1	5,500,000	5,958,755
6% 7/1/39	Baa1	1,000,000	1,083,410
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 2000 A, 5.5% 10/1/40 (Escrowed to Maturity) (f)	Aaa	7,285,000	7,471,642
Series A:
5.5% 10/1/32 (Escrowed to Maturity) (f)	Aaa	1,500,000	1,543,275
7.75% 7/1/08	Baa1	510,000	511,581
Puerto Rico Hsg. Fin. Corp. Rev. (Multi-family Mtg. Prog.) Series AI, 7.5% 4/1/22, LOC Puerto Rico Govt. Dev. Bank	AA	2,200,000	2,233,000
Puerto Rico Muni. Fin. Agcy. Series A, 5.5% 8/1/19 (FSA Insured)	Aaa	2,740,000	2,842,229
			34,339,013
TOTAL MUNICIPAL BONDS (Cost $415,537,435)			434,267,527
Municipal Notes - 4.1%
	Principal Amount	Value (Note 1)
New Jersey - 3.9%
New Jersey Econ. Dev. Auth. Econ. Dev. Rev. (Stolt Haven Perth Amboy Proj.) Series 1998 A, 2.9%, LOC Citibank NA, New York, VRDN (d)	$ 1,700,000	$ 1,700,000
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. Participating VRDN:
Series PT 287, 3.1% (Liquidity Facility Landesbank Hessen-Thuringen) (d)(e)(g)	2,180,000	2,180,000
Series PT 456, 2.86% (Liquidity Facility Commerzbank AG) (d)(e)(g)	3,545,000	3,545,000
New Jersey Sports & Exposition Auth. Contract Rev. Participating VRDN Series PA 649R, 2.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (d)(g)	10,405,000	10,405,000
		17,830,000
New York & New Jersey - 0.2%
Port Auth. New York & New Jersey Spl. Oblig. Rev. Series 2, 3%, VRDN (d)	1,100,000	1,100,000
TOTAL MUNICIPAL NOTES (Cost $18,930,000)		18,930,000
TOTAL INVESTMENT PORTFOLIO - 98.5% (Cost $434,467,435)		453,197,527
NET OTHER ASSETS - 1.5%		6,761,045
NET ASSETS - 100%		$ 459,958,572
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
12 Bond Buyer Municipal Bond Index Contracts	June 2001	$ 1,232,250	$ (10,384)

The face value of futures purchased as a percentage of net assets - 0.3%
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(b) Security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $84,973.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
(g) Provides evidence of ownership in one or more underlying municipal bonds.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	83.2%	AAA, AA, A	85.1%
Baa	3.1%	BBB	2.7%
Ba	0.0%	BB	0.0%
B	0.0%	B	0.0%
Caa	0.0%	CCC	0.0%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
The percentage not rated by Moody's or S&P amounted to 3.5%.
Purchases and sales of securities, other than short-term securities, aggregated $101,267,546 and $28,583,916, respectively.
The market value of futures contracts opened and closed during the period amounted to $1,242,634 and $0, respectively.
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
Transportation	28.4%
General Obligations	23.5
Water & Sewer	11.4
Special Tax	7.3
Escrowed/Pre-Refunded	6.2
Housing	5.1
Health Care	5.2
Others* (individually less than 5%)	12.9
100.0%
* Includes net other assets.
Income Tax Information

At May 31, 2001, the aggregate cost of investment securities for income tax purposes was $434,467,435. Net unrealized appreciation aggregated $18,730,092, of which $19,505,620 related to appreciated investment securities and $775,528 related to depreciated investment securities.

At November 30, 2000, the fund had a capital loss carryforward of approximately $238,000 all of which will expire on November 30, 2007.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan New Jersey Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	May 31, 2001 (Unaudited)
Assets
Investment in securities, at value (cost $434,467,435) - See accompanying schedule		$ 453,197,527
Cash		5,679,088
Receivable for fund shares sold		16,126
Interest receivable		7,986,072
Receivable for daily variation on futures contracts		7,875
Other receivables		37,976
Total assets		466,924,664
Liabilities
Payable for investments purchased on a delayed delivery basis	$ 5,741,172
Payable for fund shares redeemed	534,300
Distributions payable	482,996
Accrued management fee	142,143
Other payables and accrued expenses	65,481
Total liabilities		6,966,092
Net Assets		$ 459,958,572
Net Assets consist of:
Paid in capital		$ 440,014,579
Undistributed net investment income		81,149
Accumulated undistributed net realized gain (loss) on investments		1,143,136
Net unrealized appreciation (depreciation) on investments		18,719,708
Net Assets, for 40,252,426 shares outstanding		$ 459,958,572
Net Asset Value, offering price and redemption price per share ($459,958,572 ÷ 40,252,426 shares)		$11.43

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan New Jersey Municipal Income Fund
Financial Statements - continued

Statement of Operations

	Six months ended May 31, 2001 (Unaudited)
Investment Income Interest		$ 11,123,210
Expenses
Management fee	$ 805,464
Transfer agent fees	154,587
Accounting fees and expenses	63,535
Non-interested trustees' compensation	875
Custodian fees and expenses	3,634
Registration fees	31,079
Audit	16,646
Legal	1,449
Miscellaneous	95
Total expenses before reductions	1,077,364
Expense reductions	(198,121)	879,243
Net investment income		10,243,967
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		1,790,952
Change in net unrealized appreciation (depreciation) on:
Investment securities	6,617,125
Futures contracts	(10,384)	6,606,741
Net gain (loss)		8,397,693
Net increase (decrease) in net assets resulting from operations		$ 18,641,660

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan New Jersey Municipal Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2001 (Unaudited)	Year ended November 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 10,243,967	$ 18,751,160
Net realized gain (loss)	1,790,952	119,731
Change in net unrealized appreciation (depreciation)	6,606,741	9,173,341
Net increase (decrease) in net assets resulting from operations	18,641,660	28,044,232
Distributions to shareholders From net investment income	(10,247,172)	(18,718,785)
From net realized gain	(105,238)	-
Total distributions	(10,352,410)	(18,718,785)
Share transactions Net proceeds from sales of shares	87,011,538	57,956,672
Reinvestment of distributions	7,520,747	13,424,282
Cost of shares redeemed	(27,191,710)	(76,449,010)
Net increase (decrease) in net assets resulting from share transactions	67,340,575	(5,068,056)
Redemption fees	12,995	39,483
Total increase (decrease) in net assets	75,642,820	4,296,874
Net Assets
Beginning of period	384,315,752	380,018,878
End of period (including undistributed net investment income of $81,149 and $131,885, respectively)	$ 459,958,572	$ 384,315,752
Other Information Shares
Sold	7,594,764	5,299,432
Issued in reinvestment of distributions	657,543	1,226,518
Redeemed	(2,377,591)	(7,034,756)
Net increase (decrease)	5,874,716	(508,806)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2000	Years ended November 30,
	(Unaudited)	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 11.180	$ 10.890	$ 11.550	$ 11.380	$ 11.380	$ 11.420
Income from Investment Operations Net investment income	.274 D	.559 D	.528	.548	.561	.588
Net realized and unrealized gain (loss)	.253	.289	(.601)	.224	.140	-
Total from investment operations	.527	.848	(.073)	.772	.701	.588
Less Distributions
From net investment income	(.274)	(.559)	(.528)	(.548)	(.561)	(.588)
From net realized gain	(.003)	-	(.049)	(.055)	(.140)	(.040)
In excess of net realized gain	-	-	(.011)	-	-	-
Total distributions	(.277)	(.559)	(.588)	(.603)	(.701)	(.628)
Redemption fees added to paid in capital	-	.001	.001	.001	-	-
Net asset value, end of period	$ 11.430	$ 11.180	$ 10.890	$ 11.550	$ 11.380	$ 11.380
Total Return B, C	4.74%	8.03%	(0.65)%	6.96%	6.44%	5.37%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 459,959	$ 384,316	$ 380,019	$ 389,696	$ 361,593	$ 357,367
Ratio of expenses to average net assets	.51% A	.51%	.55%	.55%	.55%	.55%
Ratio of expenses to average net assets after expense reductions	.41% A, E	.45% E	.55%	.54% E	.55%	.52% E
Ratio of net investment income to average net assets	4.81% A	5.11%	4.71%	4.78%	5.00%	5.26%
Portfolio turnover rate	14% A	49%	19%	12%	16%	57%

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan New Jersey Municipal Money Market Fund

Performance: The Bottom Line

To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income but does not include the effect of the $5 account closeout fee on an average-size account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past five year and past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended May 31, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Spartan NJ Municipal Money Market	1.57%	3.46%	16.83%	35.82%
New Jersey Tax-Free Money Market Funds Average	1.44%	3.20%	15.31%	32.39%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the New Jersey tax-free money market funds average which reflects the performance of tax-free money market funds with similar objectives tracked by iMoneyNet, Inc. The past six months average represents a peer group of 18 money market funds.

Average Annual Total Returns

Periods ended May 31, 2001	Past 1 year	Past 5 years	Past 10 years
Spartan NJ Municipal Money Market	3.46%	3.16%	3.11%
New Jersey Tax-Free Money Market Funds Average	3.20%	2.89%	2.84%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Semiannual Report

Spartan New Jersey Municipal Money Market Fund
Performance - continued

Yields

	5/28/01	2/26/01	11/27/00	8/28/00	5/29/00

Spartan New Jersey Municipal Money Market	2.62%	3.15%	3.79%	3.61%	3.65%

New Jersey Tax-Free Money Market Funds Average	2.43%	2.87%	3.37%	3.34%	3.43%

Spartan New Jersey Municipal Money Market - Tax-equivalent	4.37%	5.25%	6.33%	6.02%	6.08%

Portion of fund's income subject to state taxes	0%	2.02%	3.65%	12.14%	6.16%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the New Jersey tax-free money market funds average as tracked by iMoneyNet, Inc. or you can look at the fund's tax-equivalent yield, which is based on a combined effective federal and state income tax rate of 40.08%. The fund's yields mentioned above reflect that a portion of the fund's income was subject to state taxes. A portion of the fund's income may be subject to the federal alternative minimum tax.

A money market fund's total returns and yields vary, and reflect past results rather than predict future performance.

Comparing
Performance

Yields on tax-free investments are usually lower than yields on taxable investments. However, a straight comparison between the two may be misleading because it ignores the way taxes reduce taxable returns. Tax-equivalent yield - the yield you'd have to earn on a similar taxable investment to match the tax-free yield - makes the comparison more meaningful. Keep in mind that the U.S. government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money market fund will maintain a $1 share price.

Semiannual Report

Spartan New Jersey Municipal Money Market Fund

Fund Talk: The Managers' Overview

(Portfolio Manager photograph)
Note to shareholders: Kim Miller (right) became Portfolio Manager of Spartan New Jersey Municipal Money Market Fund on May 1, 2001. The following is an interview with Norm Lind (left), who managed the fund during most of the period covered by this report, with additional comments from Kim Miller.

Q. Norm, what was the investment environment like during the six months that ended May 31, 2001?

N.L. The Federal Reserve Board's rate-cutting policy dominated discussion. At the end of 2000, U.S. economic growth started to trend downward. Industrial production declined and corporate spending diminished within a climate of a struggling stock market and rising energy prices. Despite higher fuel costs, however, inflation remained under control. In order to reduce the possibility of a recession, the Fed lowered the rate banks charge each other for overnight loans - known as the fed funds target rate - five times. The Fed surprised the market by implementing the first rate cut of a half-percentage point just a few days into 2001, well in advance of its next scheduled meeting. Continued concerns about the stalling economy encouraged the Fed to follow through with four more half-percentage point reductions. Three of these moves came at the Fed's regularly scheduled meetings in January, March and May. The fourth was another surprise cut in April, also between regularly scheduled Fed meetings. All in all, the Fed reduced the fed funds target rate from 6.50% at the beginning of 2001 to 4.00% at the end of May 2001.

Q. Were there any developments of note specific to the municipal money market during the period?

N.L. Yes, there were. Municipal money market funds did not experience the same kind of cash inflows and outflows that usually occur at different points during the year. For example, investors typically take assets out of money market funds in December and April in order to meet tax payments, and January usually brings with it a significant influx of new assets to money market funds. This year, withdrawals in December and April were lower than anticipated, and inflows in January were higher than normal. There were two main reasons for this anomaly. First, yields in the municipal money market remained attractive relative to alternatives in the taxable market. Second, with the equity markets experiencing some protracted struggles, investors were attracted to less-volatile investments such as money market funds.

Q. What was your approach with the fund?

N.L. With interest rates on the decline, our approach centered on investing in longer-term maturities to lengthen the average maturity of the fund. We did so in order to lock in higher rates in a declining rate environment. However, there were two factors that made it difficult for us to extend the average maturity at times. Any new capital coming into the fund by nature shortened the average maturity. In addition, the constrained supply of new issuance in the New Jersey market was swallowed up quickly, and we needed to be aggressive in securing new deals when they came to market. Further, we invested the fund in out-of-state securities - within the limits of the fund's investment policies - in order to provide shareholders with a higher tax-adjusted yield. In certain cases, yields on New Jersey obligations were sufficiently low so that comparable out-of-state obligations offered a higher tax-adjusted yield even though they were subject to New Jersey tax. Although more of shareholders' income will be taxable than if we had exclusively purchased New Jersey obligations, shareholders may be able to retain more of the fund's dividends after taxes are taken into account.

Semiannual Report

Spartan New Jersey Municipal Money Market Fund
Fund Talk: The Managers' Overview - continued

Q. How did the fund perform?

N.L. The fund's seven-day yield on May 31, 2001, was 2.63%, compared to 3.70% six months ago. The more recent seven-day yield was the equivalent of a 4.39% taxable rate of return for New Jersey investors in the 40.08% combined state and federal income tax bracket. The fund's yields reflect that a portion of its income was subject to state taxes. Through May 31, 2001, the fund's six-month total return was 1.57%, compared to 1.44% for the New Jersey tax-free money market funds average, according to iMoneyNet, Inc.

Q. Turning to you, Kim, what's your outlook?

K.M. There are differing opinions as to when the Fed will finish its program of easing rates designed to stimulate the economy. Many economists and market commentators believe the Fed is very close to being done; others feel we will witness more rate cuts at the next two or three meetings. Within this environment, I'm using this divergence of opinion to find pockets of opportunity along all parts of the yield curve, while maintaining a bias toward keeping the average maturity on the long side. Another aspect that bodes well for the municipal money market is that municipal money market securities remain relatively cheap on an after-tax basis.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks as high a level of current income exempt from federal income tax and, to the extent possible, from the New Jersey Gross Income Tax, as is consistent with the preservation of capital

Fund number: 423

Trading symbol: FSJXX

Start date: May 1, 1990

Size: as of May 31, 2001, more than $497 million

Manager: Kim Miller, since May 2001; manager, various Fidelity and Spartan municipal money market funds; joined Fidelity in 1990

Semiannual Report

Spartan New Jersey Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 5/31/01	% of fund's investments 11/30/00	% of fund's investments 5/31/00
0 - 30	75.2	74.1	78.9
31 - 90	7.6	6.8	5.2
91 - 180	2.3	10.2	2.1
181 - 397	14.9	8.9	13.8
Weighted Average Maturity
	5/31/01	11/30/00	5/31/00
Spartan New Jersey Municipal Money Market Fund	54 Days	48 Days	51 Days
New Jersey Tax-Free Money Market Funds Average *	48 Days	53 Days	49 Days
Asset Allocation (% of fund's net assets)
As of May 31, 2001	As of November 30, 2000
Variable Rate Demand Notes (VRDNs) 67.7%	Variable Rate Demand Notes (VRDNs) 64.7%
Commercial Paper (including CP Mode) 1.5%	Commercial Paper (including CP Mode) 1.9%
Tender Bonds 1.8%	Tender Bonds 1.4%
Municipal Notes 24.1%	Municipal Notes 23.3%
Municipal Money Market Funds 0.9%	Municipal Money Market Funds 7.2%
Other Investments 0.7%	Other Investments 0.3%
Net Other Assets 3.3%	Net Other Assets 1.2%

*Source: iMoneyNet, Inc.

Semiannual Report

Spartan New Jersey Municipal Money Market Fund

Investments May 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 96.7%
	Principal Amount	Value (Note 1)
Delaware - 1.0%
Delaware River & Bay Auth. Rev. Participating VRDN Series Merlots 00 B8, 3.01% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(e)	$ 5,000,000	$ 5,000,000
New Jersey - 75.1%
Avalon Borough Gen. Oblig. BAN 3% 8/15/01	5,659,050	5,660,737
Bergen County Gen. Oblig. Bonds 4.55% 9/1/01	1,300,000	1,300,791
Burlington County Gen. Oblig. BAN:
Series G, 4.5% 11/2/01	3,059,500	3,061,726
4.75% 7/19/01	12,100,000	12,107,627
Cedar Grove Township Gen. Oblig. BAN 3.75% 3/4/02	5,013,000	5,029,877
Clifton Gen. Oblig. BAN 3.4% 3/27/02	9,000,000	9,029,350
Colts Neck Township Board of Ed. BAN 5% 6/14/01	3,400,000	3,401,596
Delaware River Port Auth. Pennsylvania and New Jersey Rev. Participating VRDN:
Series Merlots 00 K, 3.01% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(e)	9,900,000	9,900,000
Series MSDW 00 396, 2.87% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(e)	2,080,000	2,080,000
Series SG 53, 3% (Liquidity Facility Societe Generale) (a)(e)	5,700,000	5,700,000
Series SGA 89, 3.2% (Liquidity Facility Societe Generale) (a)(e)	4,645,000	4,645,000
East Brunswick Township Gen. Oblig. BAN 3.15% 5/1/02	3,300,000	3,304,379
Essex County Gen. Oblig. BAN Series A, 4.75% 7/27/01	4,400,000	4,402,254
Essex County Impt. Auth. Participating VRDN Series FRRI A27, 3% (Liquidity Facility Bank of New York NA) (a)(e)	3,500,000	3,500,000
Essex County Impt. Auth. Lease Rev. BAN 5% 8/9/01	4,700,000	4,704,673
Fair Lawn Gen. Oblig. BAN 4.5% 12/14/01	5,000,308	5,007,255
Fort Lee Gen. Oblig. BAN 3.5% 2/28/02	4,190,000	4,199,299
Freehold Township Gen. Oblig. BAN 3.75% 2/1/02	4,348,750	4,361,746
Hamilton Township Mercer County BAN 4.75% 10/19/01	2,300,000	2,303,459
Hopewell Township Gen. Oblig. BAN 3.4% 3/18/02	3,300,000	3,305,574
Hopewell Valley Reg'l. School District BAN 4.5% 12/13/01	2,900,000	2,902,665
Hudson County Impt. Auth. Rev. (Essential Purp. Pooled Govt. Ln. Prog.) Series 1986, 2.65%, LOC First Union Nat'l. Bank, North Carolina, VRDN (a)	16,605,000	16,605,000
Margate City Gen. Oblig. BAN 4.85% 7/18/01	4,470,000	4,472,476
Mercer County Impt. Auth. Rev. (Atlantic Foundation & Johnson Proj.) Series 1998, 2.9% (MBIA Insured), VRDN (a)	11,000,000	11,000,000
Montclair Township Gen. Oblig. BAN:
3.25% 5/17/02	4,900,000	4,920,071
3.5% 4/12/02	3,024,000	3,035,640
Morris County Gen. Oblig. BAN 4.5% 9/19/01	4,455,000	4,458,339
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New Jersey - continued
New Jersey Econ. Dev. Auth. Econ. Dev. Rev.:
(AIRUS Newark LLC Proj.) Series 1998, 2.8% (AMBAC Insured), VRDN (a)(d)	$ 6,350,000	$ 6,350,000
(Ctr. for Aging Applewood Proj.) Series 1989, 3.03%, LOC Fleet Nat'l. Bank, VRDN (a)	2,125,000	2,125,000
(Dial Realty Proj.) Series 1988 L, 2.9%, LOC PNC Bank NA, VRDN (a)(d)	1,550,000	1,550,000
(Guttenplan's Bakery Proj.) Series 1989 G, 2.9%, LOC PNC Bank NA, VRDN (a)(d)	1,300,000	1,300,000
(Herzel Motor Corp. Proj.) Series 1989 L, 2.9%, LOC PNC Bank NA, VRDN (a)(d)	300,000	300,000
(Recycle, Inc. Proj.) Series 1995, 2.9%, LOC Fleet Bank NA, VRDN (a)(d)	3,100,000	3,100,000
New Jersey Econ. Dev. Auth. Indl. Dev. Rev. (Nat'l. Refrigerant Proj.) Series 1994 A, 3.05%, LOC First Union Nat'l. Bank, North Carolina, VRDN (a)(d)	195,000	195,000
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev.:
Participating VRDN Series MSDW 00 371, 2.9% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(e)	6,500,000	6,500,000
(Natural Gas Co. Proj.) Series 1997 A, 3.05% (AMBAC Insured), VRDN (a)(d)	1,300,000	1,300,000
New Jersey Econ. Dev. Auth. Rev.:
Participating VRDN Series FRRI 01 N10, 3% (Liquidity Facility Bank of New York NA) (a)(e)	6,775,000	6,775,000
(Bayshore Health Ctr. Proj.) Series 1998 A, 2.95%, LOC Kredietbank, VRDN (a)	1,940,000	1,940,000
(E.P. Henry Corp. Proj.) 2.9%, LOC First Union Nat'l. Bank, North Carolina, VRDN (a)(d)	550,000	550,000
(Eastern Silk Proj.) Second Series D2, 3.1%, LOC BNP Paribas SA, VRDN (a)(d)	955,000	955,000
(Jewish Home Rockleigh Proj.) Series B, 3%, LOC PNC Bank NA, VRDN (a)	7,000,000	7,000,000
New Jersey Econ. Dev. Auth. Spl. Facilities Rev. Bonds (Dallas Airmotive, Inc. Proj.) Series 2000, 4.5%, tender 12/1/01, LOC Bayerische Landesbank Girozentrale (a)(d)	2,180,000	2,180,000
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. Participating VRDN Series MSDW 00 417, 3% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(d)(e)	2,005,000	2,005,000
New Jersey Gen. Oblig.:
Participating VRDN:
Series EGL 96 3001, 2.9% (Liquidity Facility Citibank NA, New York) (a)(e)	3,100,000	3,100,000
Series FRRI L11, 3% (Liquidity Facility Lehman Brothers, Inc.) (a)(e)	5,945,000	5,945,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New Jersey - continued
New Jersey Gen. Oblig.: - continued
Participating VRDN:
Series FRRI L8, 3% (Liquidity Facility Lehman Brothers, Inc.) (a)(e)	$ 5,700,000	$ 5,700,000
2.95% 6/6/01, CP	5,200,000	5,200,000
3.35% 6/1/01, CP	2,500,000	2,500,000
New Jersey Hsg. & Mtg. Fin. Agcy. Rev.:
Bonds Series PT 349, 4%, tender 6/21/01 (Liquidity Facility Banco Santander Central Hispano SA) (a)(d)(e)(f)	4,420,000	4,420,000
Participating VRDN:
Series 1999 V, 3% (Liquidity Facility Bank of America NA) (a)(d)(e)	4,000,000	4,000,000
Series PA 117, 2.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	2,630,000	2,630,000
Series PT 118, 2.86% (Liquidity Facility Banco Santander Central Hispano SA) (a)(d)(e)	18,985,000	18,984,999
Series PT 1182, 2.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	16,000,000	16,000,000
Series PT 456, 2.86% (Liquidity Facility Commerzbank AG) (a)(d)(e)	2,000,000	2,000,000
New Jersey Sports & Exposition Auth. Contract Rev. Participating VRDN Series FRRI A3, 3% (Liquidity Facility Commerzbank AG) (a)(e)	4,600,000	4,600,000
New Jersey Tpk. Auth. Rev. Participating VRDN:
Series AAB 00 6, 2.87% (Liquidity Facility ABN-AMRO Bank NV) (a)(e)	11,200,000	11,200,000
Series EGL 00 3002, 2.9% (Liquidity Facility Citibank NA, New York) (a)(e)	6,830,000	6,830,000
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN:
Series Merlots 00 EEE, 3.01% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(e)	3,000,000	3,000,000
Series PA 613, 2.85% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	6,165,000	6,165,000
Series PA 667, 2.85% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,995,000	4,995,000
Series PA 751, 2.85% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,695,000	5,695,000
Series ROC II 00 R19, 2.9% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(e)	4,995,000	4,995,000
Series ROC II R23, 2.9% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(e)	2,900,000	2,900,000
New Jersey Trans. Corp. Participating VRDN:
Series CDC 00 U Class A, 2.87% (Liquidity Facility Caisse des Depots et Consignations) (a)(e)	5,380,000	5,380,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New Jersey - continued
New Jersey Trans. Corp. Participating VRDN: - continued
Series MSDW 00 393, 3.15% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(e)	$ 1,800,000	$ 1,800,000
New Jersey Trans. Trust Fund Auth.:
Bonds (Trans. Sys. Proj.) Series 1999 A, 4.75% 6/15/01	2,000,000	2,001,096
Participating VRDN:
Series BS 00 99, 3.2% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	2,000,000	2,000,000
Series MSDW 98 54, 2.9% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(e)	1,750,000	1,750,000
Series ROC II 00 R21, 2.9% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(e)	2,765,000	2,765,000
North Brunswick Township Gen. Oblig. BAN 3.4% 12/13/01 (d)	5,030,000	5,039,440
Rahway Gen. Oblig. BAN 4.4% 12/18/01	3,223,000	3,227,232
Salem County Indl. Poll. Cont. Fing. Auth. Poll. Cont. Rev. Participating VRDN:
Series MSDW 00 381, 2.9% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(e)	12,495,000	12,495,000
Series PA 357, 2.85% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	3,300,000	3,300,000
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. & Gas Co. Proj.) Series 1997 A, 2.95% (MBIA Insured) (BPA UBS AG), VRDN (a)(d)	3,000,000	3,000,000
Union County Gen. Oblig. BAN 3.5% 2/22/02	16,100,000	16,131,767
Woodbridge Township Gen. Oblig. BAN 4.75% 7/27/01	5,425,000	5,427,831
		373,701,899
New York & New Jersey - 19.7%
New York & New Jersey Port Auth. Participating VRDN Series AAB 00 19, 2.87% (Liquidity Facility ABN-AMRO Bank NV) (a)(e)	6,670,000	6,670,000
Port Auth. New York & New Jersey:
Bonds Series PT 418, 4%, tender 6/21/01 (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)(f)	2,285,000	2,285,000
Participating VRDN Series SG 52, 2.86% (Liquidity Facility Societe Generale) (a)(d)(e)	8,580,000	8,580,000
Series 1991, 3.05%, VRDN (a)(d)(f)	6,400,000	6,400,000
Series 1992, 2.925%, VRDN (a)(f)	6,900,000	6,900,000
Series 1995, 2.925%, VRDN (a)(d)(f)	10,500,000	10,500,000
Series 1996 3, 3.1%, VRDN (a)	5,000,000	5,000,000
Series 1997 1B, 3.1%, VRDN (a)	3,200,000	3,200,000
Series 1997 2, 2.925%, VRDN (a)(f)	10,400,000	10,400,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York & New Jersey - continued
Port Auth. New York & New Jersey Spl. Oblig. Rev.:
Participating VRDN:
Series BNY 00 N18, 3.1% (Liquidity Facility Bank of New York NA) (a)(d)(e)	$ 7,600,000	$ 7,600,000
Series LB 00 L17, 3.1% (Liquidity Facility Lehman Brothers, Inc.) (a)(d)(e)	9,700,000	9,700,000
Series Merlots 00 B5, 3.06% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(d)(e)	2,300,000	2,300,000
Series MSDW 00 243, 2.95% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(d)(e)	2,530,000	2,530,000
Series MSDW 00 331, 2.95% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(d)(e)	4,500,000	4,500,000
Series MSDW 00 353, 2.95% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(d)(e)	3,300,000	3,300,000
Series PA 810R, 2.85% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	3,430,000	3,430,000
Series Putters 192, 2.88% (Liquidity Facility Morgan Guaranty Trust Co., NY) (a)(d)(e)	2,700,000	2,700,000
Series 4, 3.1%, VRDN (a)(d)	2,000,000	2,000,000
		97,995,000
	Shares
Other - 0.9%
Fidelity Municipal Cash Central Fund, 3.29% (b)(c)	4,554,000	4,554,000
TOTAL INVESTMENT PORTFOLIO - 96.7%		481,250,899
NET OTHER ASSETS - 3.3%		16,547,066
NET ASSETS - 100%		$ 497,797,965
Total Cost for Income Tax Purposes $ 481,250,899
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. Bonds Series PT 349, 4%, tender 6/21/01 (Liquidity Facility Banco Santander Central Hispano SA)	4/13/00	$ 4,420,000
Port Auth. New York & New Jersey Bonds Series PT 418, 4%, tender 6/21/01 (Liquidity Facility Merrill Lynch & Co., Inc.)	11/30/00	$ 2,285,000
Port Auth. New York & New Jersey:
Series 1991, 3.05%, VRDN	6/18/91	$ 6,400,000
Series 1992, 2.925%, VRDN	2/14/92	$ 6,900,000
Series 1995, 2.925%, VRDN	9/15/95	$ 10,500,000
Series 1997 2, 2.925%, VRDN	9/15/97	$ 10,400,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $40,905,000 or 8.2% of net assets.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan New Jersey Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	May 31, 2001 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule		$ 481,250,899
Cash		525,307
Receivable for investments sold		9,051,318
Receivable for fund shares sold		1,618,315
Interest receivable		5,626,638
Other receivables		27,166
Total assets		498,099,643
Liabilities
Distributions payable	$ 91,749
Accrued management fee	206,945
Other payables and accrued expenses	2,984
Total liabilities		301,678
Net Assets		$ 497,797,965
Net Assets consist of:
Paid in capital		$ 497,797,965
Net Assets, for 497,724,946 shares outstanding		$ 497,797,965
Net Asset Value, offering price and redemption price per share ($497,797,965 ÷ 497,724,946 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan New Jersey Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Six months ended May 31, 2001 (Unaudited)
Investment Income Interest		$ 8,799,589
Expenses
Management fee	$ 1,222,503
Non-interested trustees' compensation	904
Total expenses before reductions	1,223,407
Expense reductions	(75,373)	1,148,034
Net investment income		7,651,555
Net increase (decrease) in net assets resulting from operations		$ 7,651,555

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan New Jersey Municipal Money Market Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2001 (Unaudited)	Year ended November 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 7,651,555	$ 16,867,129
Net realized gain (loss)	-	94,949
Net increase (decrease) in net assets resulting from operations	7,651,555	16,962,078
Distributions to shareholders from net investment income	(7,651,555)	(16,867,129)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	195,526,384	393,919,403
Reinvestment of distributions from net investment income	7,210,670	15,814,649
Cost of shares redeemed	(187,602,709)	(425,766,326)
Net increase (decrease) in net assets and shares resulting from share transactions	15,134,345	(16,032,274)
Total increase (decrease) in net assets	15,134,345	(15,937,325)
Net Assets
Beginning of period	482,663,620	498,600,945
End of period	$ 497,797,965	$ 482,663,620

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998	1997 F	1997 G	1996 G
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations Net investment income	.016	.035	.027	.030	.003	.032	.032
Less Distributions
From net investment income	(.016)	(.035)	(.027)	(.030)	(.003)	(.032)	(.032)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C	1.57%	3.56%	2.78%	3.06%	0.27%	3.22%	3.24%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 497,798	$ 482,664	$ 498,601	$ 528,490	$ 524,365	$ 520,551	$ 504,875
Ratio of expenses to average net assets	.50% A	.50%	.50%	.50%	.50% A	.40% D	.35% D
Ratio of expenses to average net assets after expense reductions	.47% A, E	.50%	.50%	.50%	.50% A	.40%	.34% E
Ratio of net investment income to average net assets	3.14% A	3.50%	2.74%	3.02%	3.28% A	3.15%	3.20%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the account closeout fee and for periods of less than one year are not annualized.

D FMR agreed to reimburse a portion of the fund's expenses during the period. Without this reimbursement, the fund's expense ratio would have been higher.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

F One month ended November 30

G Year ended October 31

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity New Jersey Municipal Money Market Fund

Performance: The Bottom Line

To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance.

Cumulative Total Returns

Periods ended May 31, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity NJ Municipal Money Market	1.55%	3.41%	16.08%	32.92%
New Jersey Tax-Free Money Market Funds Average	1.44%	3.20%	15.31%	32.39%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or ten years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the New Jersey tax-free money market funds average, which reflects the performance of municipal money market funds with similar objectives tracked by iMoneyNet, Inc. The past six months average represents a peer group of 18 money market funds.

Average Annual Total Returns

Periods ended May 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity NJ Municipal Money Market	3.41%	3.03%	2.89%
New Jersey Tax-Free Money Market Funds Average	3.20%	2.89%	2.84%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Semiannual Report

Fidelity New Jersey Municipal Money Market Fund
Performance - continued

Yields

	5/28/01	2/26/01	11/27/00	8/28/00	5/29/00

Fidelity New Jersey Municipal Money Market Fund	2.62%	3.04%	3.72%	3.58%	3.65%

New Jersey Tax-Free Money Market Funds Average	2.43%	2.87%	3.37%	3.34%	3.43%

Fidelity New Jersey Municipal Money Market Fund - Tax-equivalent	4.40%	5.06%	6.18%	5.97%	6.11%

Portion of fund's income subject to state taxes	6.96%	8.21%	7.11%	13.26%	3.21%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the New Jersey tax-free money market funds average as tracked by iMoneyNet, Inc. or you can look at the fund's tax-equivalent yield, which is based on a combined effective federal and state income tax rate of 40.08%. The fund's yields mentioned above reflect that a portion of the fund's income was subject to state taxes. A portion of the fund's income may be subject to the federal alternative minimum tax.

A money market fund's total returns and yields vary, and reflect past results rather than predict future performance.

Comparing
Performance

Yields on tax-free investments are usually lower than yields on taxable investments. However, a straight comparison between the two may be misleading because it ignores the way taxes reduce taxable returns. Tax-equivalent yield - the yield you would have to earn on a similar taxable investment to match the tax-free yield - makes the comparison more meaningful. Keep in mind that the U.S. government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money fund will maintain a $1 share price.

Semiannual Report

Fidelity New Jersey Municipal Money Market Fund

Fund Talk: The Managers' Overview

(Portfolio Manager photograph)
Note to shareholders: Kim Miller (right) became Portfolio Manager of Fidelity New Jersey Municipal Money Market Fund on May 1, 2001. The following is an interview with Norm Lind (left), who managed the fund during most of the period covered by this report, with additional comments from Kim Miller.

Q. Norm, what was the investment environment like during the six months that ended May 31, 2001?

N.L. The Federal Reserve Board's rate-cutting policy dominated discussion. At the end of 2000, U.S. economic growth started to trend downward. Industrial production declined and corporate spending diminished within a climate of a struggling stock market and rising energy prices. Despite higher fuel costs, however, inflation remained under control. In order to reduce the possibility of a recession, the Fed lowered the rate banks charge each other for overnight loans - known as the fed funds target rate - five times. The Fed surprised the market by implementing the first rate cut of a half-percentage point just a few days into 2001, well in advance of its next scheduled meeting. Continued concerns about the stalling economy encouraged the Fed to follow through with four more half-percentage point reductions. Three of these moves came at the Fed's regularly scheduled meetings in January, March and May. The fourth was another surprise cut in April, also between regularly scheduled Fed meetings. All in all, the Fed reduced the fed funds target rate from 6.50% at the beginning of 2001 to 4.00% at the end of May 2001.

Q. Were there any developments of note specific to the municipal money market during the period?

N.L. Yes, there were. Municipal money market funds did not experience the same kind of cash inflows and outflows that usually occur at different points during the year. For example, investors typically take assets out of money market funds in December and April in order to meet tax payments, and January usually brings with it a significant influx of new assets to money market funds. This year, withdrawals in December and April were lower than anticipated, and inflows in January were higher than normal. There were two main reasons for this anomaly. First, yields in the municipal money market remained attractive relative to alternatives in the taxable market. Second, with the equity markets experiencing some protracted struggles, investors were attracted to less-volatile investments such as money market funds.

Q. What was your approach with the fund?

N.L. With interest rates on the decline, our approach centered on investing in longer-term maturities to lengthen the average maturity of the fund. We did so in order to lock in higher rates in a declining rate environment. However, there were two factors that made it difficult for us to extend the average maturity at times. Any new capital coming into the fund by nature shortened the average maturity. In addition, the constrained supply of new issuance in the New Jersey market was swallowed up quickly, and we needed to be aggressive in securing new deals when they came to market. Further, we invested the fund in out-of-state securities - within the limits of the fund's investment policies - in order to provide shareholders with a higher tax-adjusted yield. In certain cases, yields on New Jersey obligations were sufficiently low so that comparable out-of-state obligations offered a higher tax-adjusted yield even though they were subject to New Jersey tax. Although more of shareholders' income will be taxable than if we had exclusively purchased New Jersey obligations, shareholders may be able to retain more of the fund's dividends after taxes are taken into account.

Semiannual Report

Fidelity New Jersey Municipal Money Market Fund
Fund Talk: The Managers' Overview - continued

Q. How did the fund perform?

N.L. The fund's seven-day yield on May 31, 2001, was 2.63%, compared to 3.65% six months ago. The more recent seven-day yield was the equivalent of a 4.41% taxable rate of return for New Jersey investors in the 40.08% combined state and federal income tax bracket. The fund's yields reflect that a portion of its income was subject to state taxes. Through May 31, 2001, the fund's six-month total return was 1.55%, compared to 1.44% for the New Jersey tax-free money market funds average, according to iMoneyNet, Inc.

Q. Turning to you, Kim, what's your outlook?

K.M. There are differing opinions as to when the Fed will finish its program of easing rates designed to stimulate the economy. Many economists and market commentators believe the Fed is very close to being done; others feel we will witness more rate cuts at the next two or three meetings. Within this environment, I'm using this divergence of opinion to find pockets of opportunity along all parts of the yield curve, while maintaining a bias toward keeping the average maturity on the long side. Another aspect that bodes well for the municipal money market is that municipal money market securities remain relatively cheap on an after-tax basis.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks as high a level of current income exempt from federal income tax and the New Jersey Gross Income Tax, as is consistent with the preservation of capital

Fund number: 417

Trading symbol: FNJXX

Start date: March 17, 1988

Size: as of May 31, 2001, more than $990 million

Manager: Kim Miller, since May 2001; manager, various Fidelity and Spartan municipal money market funds; joined Fidelity in 1990

Semiannual Report

Fidelity New Jersey Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 5/31/01	% of fund's investments 11/30/00	% of fund's investments 5/31/00
0 - 30	75.7	72.8	78.9
31 - 90	6.3	7.1	5.3
91 - 180	4.9	11.0	2.2
181 - 397	13.1	9.1	13.6
Weighted Average Maturity
	5/31/01	11/30/00	5/31/00
Fidelity New Jersey Municipal Money Market Fund	53 Days	49 Days	50 Days
New Jersey Tax-Free Money Market Funds Average *	48 Days	53 Days	49 Days
Asset Allocation (% of fund's net assets)
As of May 31, 2001	As of November 30, 2000
Variable Rate Demand Notes (VRDNs) 61.9%	Variable Rate Demand Notes (VRDNs) 64.2%
Commercial Paper (including CP Mode) 7.3%	Commercial Paper (including CP Mode) 4.5%
Tender Bonds 2.7%	Tender Bonds 1.7%
Municipal Notes 22.6%	Municipal Notes 21.5%
Other Investments 0.1%	Other Investments 0.2%
Municipal Money Market Funds 2.7%	Municipal Money Market Funds 6.7%
Net Other Assets 2.7%	Net Other Assets 1.2%

*Source: iMoneyNet, Inc.

Semiannual Report

Fidelity New Jersey Municipal Money Market Fund

Investments May 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 97.3%
	Principal Amount	Value (Note 1)
Delaware - 1.0%
Delaware River & Bay Auth. Rev. Participating VRDN Series Merlots 00 B8, 3.01% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(e)	$ 9,970,000	$ 9,970,000
New Jersey - 79.4%
Asbury Park Gen. Oblig. TAN 4.5% 1/25/02, LOC First Union Nat'l. Bank, North Carolina	6,355,000	6,400,822
Avalon Borough Gen. Oblig. BAN 3.25% 5/24/02	3,223,662	3,237,441
Bergen County Gen. Oblig. Bonds 4.55% 9/1/01	1,400,000	1,400,852
Bernards Township Sewerage Auth. Swr. Rev. Bonds Series 1985, 4.35%, tender 12/15/01 (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)	4,100,000	4,107,479
Brigantine Gen. Oblig. BAN 3% 11/15/01	5,500,000	5,504,921
Burlington County Gen. Oblig. BAN:
Series G, 4.5% 11/2/01	5,870,000	5,874,272
3.5% 2/7/02	3,918,000	3,919,925
4.75% 7/19/01	20,760,000	20,773,086
Camden County Impt. Auth. Rev. (Parkview Redev. Hsg. Proj.) 2.95%, LOC Gen. Elec. Cap. Corp., VRDN (a)(d)	12,800,000	12,800,000
Closter Gen. Oblig. BAN 4.75% 8/17/01	2,156,000	2,157,742
Colts Neck Township Board of Ed. BAN 5% 6/14/01	6,600,000	6,603,098
Cranford Township Gen. Oblig. BAN:
3.5% 3/15/02	4,225,656	4,233,352
5% 6/22/01	2,000,000	2,000,384
Delaware River Port Auth. Pennsylvania and New Jersey Rev. Participating VRDN:
Series Merlots 00 B4, 3.01% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(e)	5,000,000	5,000,000
Series Merlots 00 K, 3.01% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(e)	15,265,000	15,265,000
Series MSDW 00 396, 2.87% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(e)	3,800,000	3,800,000
Series SG 53, 3% (Liquidity Facility Societe Generale) (a)(e)	12,940,000	12,940,000
Series SGA 89, 3.2% (Liquidity Facility Societe Generale) (a)(e)	8,200,000	8,200,000
East Brunswick Township Gen. Oblig. BAN:
3.15% 5/1/02	6,600,000	6,608,757
3.7% 3/28/02	7,026,900	7,057,684
Essex County Gen. Oblig. BAN Series A, 4.75% 7/27/01	8,085,000	8,089,142
Essex County Impt. Auth. Participating VRDN Series FRRI A27, 3% (Liquidity Facility Bank of New York NA) (a)(e)	3,150,000	3,150,000
Essex County Impt. Auth. Lease Rev. BAN 5% 8/9/01	8,300,000	8,308,253
Fort Lee Gen. Oblig. BAN 3.5% 2/28/02	8,900,000	8,919,752
Haledon Gen. Oblig. BAN 3.5% 4/10/02	4,288,000	4,302,970
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New Jersey - continued
Hamilton Township Mercer County BAN 4.75% 10/19/01	$ 4,400,000	$ 4,406,617
Hopewell Township Gen. Oblig. BAN 3.4% 3/18/02	6,797,604	6,809,085
Hopewell Valley Reg'l. School District BAN 4.5% 12/13/01	5,500,000	5,505,054
Hudson County Impt. Auth. Rev. (Essential Purp. Pooled Govt. Ln. Prog.) Series 1986, 2.65%, LOC First Union Nat'l. Bank, North Carolina, VRDN (a)	21,795,000	21,795,000
Leonia Board of Ed. BAN 3.25% 8/1/01	4,000,000	4,000,697
Livingston Townshp School District BAN 3.5% 9/7/01	8,000,000	8,006,263
Margate City Gen. Oblig. BAN 4.85% 7/18/01	7,700,000	7,704,265
Mercer County Impt. Auth. Rev. (Atlantic Foundation & Johnson Proj.) Series 1998, 2.9% (MBIA Insured), VRDN (a)	17,300,000	17,300,000
Montclair Township Gen. Oblig. BAN:
3.25% 5/17/02	4,100,000	4,116,794
3.5% 4/12/02	8,670,000	8,703,371
Morris County Gen. Oblig. BAN 4.5% 9/19/01	7,900,000	7,905,921
New Jersey Econ. Dev. Auth. Econ. Dev. Rev.:
Participating VRDN Series CDC 00 F, 2.85% (Liquidity Facility Caisse des Depots et Consignations) (a)(e)	9,850,000	9,850,000
(AIRUS Newark LLC Proj.) Series 1998, 2.8% (AMBAC Insured), VRDN (a)(d)	900,000	900,000
(Ctr. for Aging Applewood Proj.) Series 1989, 3.03%, LOC Fleet Nat'l. Bank, VRDN (a)	2,275,000	2,275,000
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev. Participating VRDN:
Series MSDW 00 371, 2.9% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(e)	11,570,000	11,570,000
Series MSDW 98 161, 2.92% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(d)(e)	1,625,000	1,625,000
New Jersey Econ. Dev. Auth. Poll. Cont. Rev. (Hoffman- Roche, Inc. Proj.) Series 1985, 3.05%, LOC Wachovia Bank NA, VRDN (a)	3,000,000	3,000,000
New Jersey Econ. Dev. Auth. Rev.:
Participating VRDN Series ROC II R53, 2.9% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(e)	4,995,000	4,995,000
(Bayshore Health Ctr. Proj.) Series 1998 A, 2.95%, LOC Kredietbank, VRDN (a)	7,155,000	7,155,000
(Jewish Home Rockleigh Proj.) Series B, 3%, LOC PNC Bank NA, VRDN (a)	9,930,000	9,930,000
New Jersey Econ. Dev. Auth. Spl. Facilities Rev. Bonds (Dallas Airmotive, Inc. Proj.) Series 2000, 4.5%, tender 12/1/01, LOC Bayerische Landesbank Girozentrale (a)(d)	3,600,000	3,600,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New Jersey - continued
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev.:
Participating VRDN Series MSDW 00 417, 3% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(d)(e)	$ 3,860,000	$ 3,860,000
(United Wtr., Inc. Proj.):
Series 1996 A, 3.05% (AMBAC Insured) (BPA Bank of New York NA), VRDN (a)	3,800,000	3,800,000
Series 1996 C, 3.25% (AMBAC Insured) (BPA Bank of New York NA), VRDN (a)(d)	7,350,000	7,350,000
New Jersey Gen. Oblig.:
Participating VRDN:
Series EGL 96 3001, 2.9% (Liquidity Facility Citibank NA, New York) (a)(e)	24,200,000	24,200,000
Series FRRI L11, 3% (Liquidity Facility Lehman Brothers, Inc.) (a)(e)	9,700,000	9,700,000
Series FRRI L8, 3% (Liquidity Facility Lehman Brothers, Inc.) (a)(e)	9,950,000	9,950,000
2.95% 6/6/01, CP	10,800,000	10,800,000
3.2% 6/15/01, CP	10,000,000	10,000,000
3.3% 6/14/01, CP	17,000,000	17,000,000
3.3% 6/15/01, CP	20,900,000	20,900,000
3.35% 6/1/01, CP	5,000,000	5,000,000
New Jersey Hsg. & Mtg. Fin. Agcy. Rev.:
Bonds Series PT 349, 4%, tender 6/21/01 (Liquidity Facility Banco Santander Central Hispano SA) (a)(d)(e)(f)	9,475,000	9,475,000
Participating VRDN:
Series 1999 V, 3% (Liquidity Facility Bank of America NA) (a)(d)(e)	11,170,000	11,170,000
Series CDC 00 P, 2.86% (Liquidity Facility Caisse des Depots et Consignations) (a)(d)(e)	9,765,000	9,765,000
Series Merlots 00 A2, 3.06% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(d)(e)	2,500,000	2,500,000
Series PA 117, 2.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	2,355,000	2,355,000
Series PT 118, 2.86% (Liquidity Facility Banco Santander Central Hispano SA) (a)(d)(e)	20,300,000	20,300,000
Series PT 1182, 2.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	3,700,000	3,700,000
Series PT 287, 3.1% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)(e)	11,240,000	11,240,000
New Jersey Sports & Exposition Auth. Contract Rev. Participating VRDN Series FRRI A3, 3% (Liquidity Facility Commerzbank AG) (a)(e)	6,100,000	6,100,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New Jersey - continued
New Jersey Tpk. Auth. Rev. Participating VRDN:
Series AAB 00 6, 2.87% (Liquidity Facility ABN-AMRO Bank NV) (a)(e)	$ 27,220,000	$ 27,220,000
Series EGL 00 3001, 2.9% (Liquidity Facility Citibank NA, New York) (a)(e)	17,315,000	17,315,000
Series EGL 00 3002, 2.9% (Liquidity Facility Citibank NA, New York) (a)(e)	2,000,000	2,000,000
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN:
Series Merlots 00 EEE, 3.01% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(e)	5,100,000	5,100,000
Series PA 668, 2.85% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,995,000	4,995,000
Series PA 751, 2.85% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,300,000	4,300,000
Series Putters 193, 2.82% (Liquidity Facility Morgan Guaranty Trust Co., NY) (a)(e)	4,995,000	4,995,000
Series ROC 00 8, 2.9% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(e)	13,845,000	13,845,000
Series ROC II R 00 20, 2.9% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(e)	28,235,000	28,235,000
Series ROC II R23, 2.9% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(e)	9,590,000	9,590,000
New Jersey Trans. Corp. Participating VRDN:
Series CDC 00 U Class A, 2.87% (Liquidity Facility Caisse des Depots et Consignations) (a)(e)	10,770,000	10,770,000
Series MSDW 00 393, 3.15% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(e)	18,195,000	18,195,000
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series BA 00 C, 2.95% (Liquidity Facility Bank of America NA) (a)(e)	3,500,000	3,500,000
Series BS 00 99, 3.2% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	4,000,000	4,000,000
Series BS 99 80A, 2.75% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	6,000,000	6,000,000
Series MSDW 00 224, 2.9% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(e)	4,695,000	4,695,000
Series ROC II 00 R21, 2.9% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(e)	3,000,000	3,000,000
Ocean Township Gen. Oblig. BAN 3.25% 5/24/02	8,355,000	8,390,727
Rahway Gen. Oblig. BAN 4.4% 12/18/01	6,200,000	6,208,142
Red Bank Borough Gen. Oblig. BAN 4.5% 11/14/01	5,229,900	5,233,525
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New Jersey - continued
Salem County Indl. Poll. Cont. Fing. Auth. Poll. Cont. Rev. Participating VRDN:
Series MSDW 00 380, 2.9% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(e)	$ 19,420,000	$ 19,420,000
Series PA 357, 2.85% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,360,000	4,360,000
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. & Gas Co. Proj.) Series 1997 A, 2.95% (MBIA Insured) (BPA UBS AG), VRDN (a)(d)	6,100,000	6,100,000
Somerset County Indl. Poll. Cont. Fing. Auth. Rev. (American Cyanamid Co. Proj.) 3% (American Home Products Corp. Guaranteed), VRDN (a)	4,300,000	4,300,000
Union County Gen. Oblig. BAN 3.5% 2/22/02	33,900,000	33,966,888
Woodbridge Township Gen. Oblig. BAN 4.75% 7/27/01	9,600,000	9,605,010
		786,312,291
New York & New Jersey - 14.2%
Port Auth. New York & New Jersey:
Bonds:
Series PT 418, 4%, tender 6/21/01 (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)(f)	4,000,000	4,000,000
Series PT 440, 4%, tender 6/21/01 (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)(f)	4,605,000	4,605,000
Participating VRDN:
Series ROC II R43, 2.95% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(d)(e)	6,310,000	6,310,000
Series SG 52, 2.86% (Liquidity Facility Societe Generale) (a)(d)(e)	7,485,000	7,485,000
Series 1991, 3.05%, VRDN (a)(d)(f)	8,800,000	8,800,000
Series 1992, 2.925%, VRDN (a)(f)	6,800,000	6,800,000
Series 1995, 2.925%, VRDN (a)(d)(f)	9,400,000	9,400,000
Series 1996 2, 3%, VRDN (a)(d)	3,500,000	3,500,000
Series 1997 1, 2.925%, VRDN (a)(f)	8,900,000	8,900,000
Series 1997 1A, 3.1%, VRDN (a)	2,800,000	2,800,000
Series B, 3.1% 9/11/01, CP	9,250,000	9,250,000
Port Auth. New York & New Jersey Spl. Oblig. Rev. Participating VRDN:
Series BNY 00 N18, 3.1% (Liquidity Facility Bank of New York NA) (a)(d)(e)	13,400,000	13,400,000
Series LB 00 L17, 3.1% (Liquidity Facility Lehman Brothers, Inc.) (a)(d)(e)	17,200,000	17,200,000
Series MSDW 00 243, 2.95% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(d)(e)	3,800,000	3,800,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York & New Jersey - continued
Port Auth. New York & New Jersey Spl. Oblig. Rev. Participating VRDN: - continued
Series MSDW 00 331, 2.95% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(d)(e)	$ 14,330,000	$ 14,330,000
Series MSDW 00 353, 2.95% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(d)(e)	5,870,000	5,870,000
Series MSDW 98 157, 2.95% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(d)(e)	2,080,000	2,080,000
Series PA 810R, 2.85% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	6,900,000	6,900,000
Series Putters 192, 2.88% (Liquidity Facility Morgan Guaranty Trust Co., NY) (a)(d)(e)	5,500,000	5,500,000
		140,930,000
	Shares
Other - 2.7%
Fidelity Municipal Cash Central Fund, 3.29% (b)(c)	27,058,180	27,058,180
TOTAL INVESTMENT PORTFOLIO - 97.3%		964,270,471
NET OTHER ASSETS - 2.7%		26,464,332
NET ASSETS - 100%		$ 990,734,803
Total Cost for Income Tax Purposes $ 964,270,471
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
TAN - TAX ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. Bonds Series PT 349, 4%, tender 6/21/01 (Liquidity Facility Banco Santander Central Hispano SA)	4/13/00 - 5/26/00	$ 9,475,000
Port Auth. New York & New Jersey Bonds:
Series PT 418, 4%, tender 6/21/01 (Liquidity Facility Merrill Lynch & Co., Inc.)	6/29/00	$ 4,000,000
Series PT 440, 4%, tender 6/21/01 (Liquidity Facility Merrill Lynch & Co., Inc.)	7/13/00	$ 4,605,000
Port Auth. New York & New Jersey:
Series 1991, 3.05%, VRDN	6/18/91	$ 8,800,000
Series 1992, 2.925%, VRDN	2/14/92	$ 6,800,000
Series 1995, 2.925%, VRDN	9/15/95	$ 9,400,000
Series 1997 1, 2.925%, VRDN	9/15/97	$ 8,900,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $51,980,000 or 5.2% of net assets.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity New Jersey Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	May 31, 2001 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule		$ 964,270,471
Cash		2,185,679
Receivable for investments sold		10,082,141
Receivable for fund shares sold		8,312,204
Interest receivable		11,920,560
Other receivables		27,898
Prepaid expenses		17,733
Total assets		996,816,686
Liabilities
Payable for fund shares redeemed	$ 5,595,687
Distributions payable	31,898
Accrued management fee	310,167
Other payables and accrued expenses	144,131
Total liabilities		6,081,883
Net Assets		$ 990,734,803
Net Assets consist of:
Paid in capital		$ 990,734,813
Accumulated net realized gain (loss) on investments		(10)
Net Assets, for 990,639,490 shares outstanding		$ 990,734,803
Net Asset Value, offering price and redemption price per share ($990,734,803 ÷ 990,639,490 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity New Jersey Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Six months ended May 31, 2001 (Unaudited)
Investment Income Interest		$ 17,875,663
Expenses
Management fee	$ 1,894,906
Transfer agent fees	610,164
Accounting fees and expenses	63,143
Non-interested trustees' compensation	1,796
Custodian fees and expenses	8,851
Registration fees	38,669
Audit	10,869
Legal	3,022
Miscellaneous	15,368
Total expenses before reductions	2,646,788
Expense reductions	(171,307)	2,475,481
Net investment income		15,400,182
Net realized gain (loss) on investments		(10)
Net increase in net assets resulting from operations		$ 15,400,172

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity New Jersey Municipal Money Market Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2001 (Unaudited)	Year ended November 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 15,400,182	$ 28,574,254
Net realized gain (loss)	(10)	95,786
Net increase (decrease) in net assets resulting from operations	15,400,172	28,670,040
Distributions to shareholders from net investment income	(15,400,182)	(28,574,254)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,492,763,557	3,123,719,645
Reinvestment of distributions from net investment income	15,156,502	28,010,309
Cost of shares redeemed	(1,443,735,941)	(2,923,201,063)
Net increase (decrease) in net assets and shares resulting from share transactions	64,184,118	228,528,891
Total increase (decrease) in net assets	64,184,108	228,624,677
Net Assets
Beginning of period	926,550,695	697,926,018
End of period	$ 990,734,803	$ 926,550,695

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations Net investment income	.015	.034	.026	.029	.030	.029
Less Distributions
From net investment income	(.015)	(.034)	(.026)	(.029)	(.030)	(.029)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C	1.55%	3.50%	2.68%	2.93%	3.03%	2.93%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 990,735	$ 926,551	$ 697,926	$ 590,490	$ 487,661	$ 423,224
Ratio of expenses to average net assets	.53% A	.55%	.58%	.60%	.61%	.63%
Ratio of expenses to average net assets after expense reductions	.49% A, D	.55%	.58%	.59% D	.61%	.61% D
Ratio of net investment income to average net assets	3.07% A	3.47%	2.65%	2.90%	2.98%	2.89%

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Spartan New Jersey Municipal Income Fund (the income fund) is a fund of Fidelity Court Street Trust. Spartan New Jersey Municipal Money Market Fund and Fidelity New Jersey Municipal Money Market Fund (the money market funds) are funds of Fidelity Court Street Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Court Street Trust and Fidelity Court Street Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware business trust, respectively. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. Each fund may be affected by economic and political developments in the state of New Jersey. The following summarizes the significant accounting policies of the income fund and the money market funds:

Security Valuation.

Income Fund. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Money Market Funds. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. For the money market funds, accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, market discount, capital loss carryforwards and losses deferred due to futures transactions and excise tax regulations. The income fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Short-Term Trading (Redemption) Fees. Shares held in the income fund less than 30 days are subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. Redemptions on or prior to January 26, 2001 of shares held less than 180 days were subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective December 1, 2001, the income fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will begin amortizing premium and discount on all debt securities, as required. This accounting principle change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to net investment income.

The cumulative effect of this accounting change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to accumulated net undistributed realized gain (loss).

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked-to-market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's schedule of investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The income fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of each applicable fund's schedule of investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities and the market value of future contracts opened and closed, is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the income fund's and Fidelity New Jersey Municipal Money Market Fund's investment adviser, Fidelity Management & Research Company (FMR) receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of each fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Spartan New Jersey Municipal Income Fund	.38%
Fidelity New Jersey Municipal Money Market Fund	.38%

As Spartan New Jersey Municipal Money Market Fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of .50% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

FMR also bears the cost of providing shareholder services to Spartan New Jersey Municipal Money Market Fund. To offset the cost of providing these services, FMR or its affiliates collected certain transaction fees from shareholders which amounted to $1,465 for the period.

Sub-Adviser Fee. As each fund's investment sub-adviser, Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A.(Citibank) is the custodian, transfer agent and shareholder servicing agent for the income fund and Fidelity New Jersey Municipal Money Market Fund. Citibank has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds' transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

For the period, the transfer agent fees were equivalent to the following annualized rates as a percentage of the average net assets:

Spartan New Jersey Municipal Income Fund	.07%
Fidelity New Jersey Municipal Money Market Fund	.12%

Fidelity Municipal Cash Central Fund. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the funds may invest in the Fidelity Municipal Cash Central Fund (the Cash Fund) managed by FIMM, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. The Cash Fund does not pay a management fee. Income distributions from the Cash Fund are declared daily and paid monthly from net investment income. Income distributions earned by the funds are recorded as interest income in the accompanying financial statements.

Money Market Insurance. Pursuant to an Exemptive Order issued by the SEC, the money market funds, along with other money market funds advised by FMR or its affiliates, have entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. Each fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. Fidelity New Jersey Municipal Money Market pays premiums to FIDFUNDS on a calendar year basis, which are amortized over one year. FMR has borne the cost of Spartan New Jersey Municipal Money Market Fund's premium payable to FIDFUNDS.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Expense Reductions.

Through arrangements with the income fund's and Fidelity New Jersey Municipal Money Market Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the funds' expenses. These expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction

Spartan New Jersey Municipal Income Fund	$ 3,634	$ 144,857	$ 49,630
Fidelity New Jersey Municipal Money Market Fund	8,614	162,693	0

In addition, through an arrangement with the Spartan New Jersey Municipal Money Market Fund's custodian and transfer agent, $75,373 of credits realized as a result of uninvested cash balances were used to reduce the fund's expenses.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP5L

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Dwight D. Churchill, Vice President

Boyce I. Greer, Vice President

George A. Fischer, Vice President -
Income Fund

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

Stanley N. Griffith, Assistant Vice President

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

* Independent trustees

Advisory Board

Abigail P. Johnson

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

and

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions

and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

NJN-SANN-0701 138711
1.704871.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Spartan®

Florida
Municipal

Funds

Semiannual Report

May 31, 2001

(2_fidelity_logos)(registered trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Spartan Florida Municipal Income Fund
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Spartan Florida Municipal Money Market Fund
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board, or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although the Federal Reserve Board cut interest rates five times in the first five months of 2001 in an effort to stimulate economic growth, few equity indexes - particularly those of a growth nature - had positive returns year-to-date through the end of May. Meanwhile, nearly all fixed-income benchmarks were up through May 31. High-yield and investment-grade corporate bonds were among the market's best performers.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Spartan Florida Municipal Income Fund

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended May 31, 2001	Past 6 months	Past 1 year	Past 5 years	Life of fund
Spartan® FL Municipal Income	4.60%	11.79%	34.87%	87.55%
LB Florida Municipal Bond	4.79%	12.26%	37.34%	n/a*
Florida Municipal Debt Funds Average	4.19%	11.11%	30.27%	n/a*

Cumulative total returns show the fund's performance over a set period - in this case, six months, one year, five years or since the fund started on March 16, 1992. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Florida Municipal Bond Index - a market value-weighted index of Florida investment-grade municipal bonds with maturities of one year or more. To measure how the fund's performance stacked up against its peers, you can compare it to the Florida municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 63 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended May 31, 2001	Past 1 year	Past 5 years	Life of fund
Spartan FL Municipal Income	11.79%	6.17%	7.06%
LB Florida Municipal Bond	12.26%	6.55%	n/a*
Florida Municipal Debt Funds Average	11.11%	5.43%	n/a*

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

* Not available

Semiannual Report

Spartan Florida Municipal Income Fund

Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Spartan® Florida Municipal Income Fund on March 31, 1992, shortly after the fund started. As the chart shows, by May 31, 2001, the value of the investment would have grown to $18,671 - an 86.71% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of one year or more - did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $18,419 - an 84.19% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

Semiannual Report

Spartan Florida Municipal Income Fund

Performance - continued

Total Return Components

	Six months ended May 31,	Years ended November 30,
	2001	2000	1999	1998	1997	1996
Dividend returns	2.42%	5.15%	4.39%	4.77%	5.00%	5.10%
Capital returns	2.18%	2.29%	-6.04%	2.63%	1.69%	0.49%
Total returns	4.60%	7.44%	-1.65%	7.40%	6.69%	5.59%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

Dividends and Yield

Periods ended May 31, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	4.52¢	26.55¢	53.23¢
Annualized dividend rate	4.70%	4.69%	4.77%
30-day annualized yield	4.24%	-	-
30-day annualized tax-equivalent yield	6.63%	-	-

Dividends per share show the income paid by the fund for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $11.32 over the past one month, $11.35 over the past six months and $11.17 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized yield is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield if you're in the 36% federal income tax bracket, but does not reflect the payment of the federal alternative minimum tax, if applicable.

Semiannual Report

Spartan Florida Municipal Income Fund

Fund Talk: The Manager's Overview

Market Recap

After a brief stumble in April, the municipal bond market quickly rebounded to finish the six-month period ending May 31, 2001, with a gain of 4.73% according to the Lehman Brothers Municipal Bond Index - an index of approximately 35,000 investment-grade, fixed-rate, tax-exempt bonds. The muni market's strong performance was attributable to a number of factors: steady demand from institutional, retail and high net worth investors; bond price increases helped by positive capital flow into the market; five interest-rate reductions by the Federal Reserve Board during the period; and continued volatility in both the U.S. economy and equity markets. Munis also were boosted by strong credit ratings. According to Moody's Investors Service, there were nearly eight muni credit upgrades for every downgrade on a year-to-date basis. But not all the news was good from a credit perspective. The $25 billion downgrade of California's general obligation bonds - the largest muni downgrade on record - reverberated throughout the U.S. municipal bond market in April. This, along with typical seasonal weakness as investors liquidated munis for tax payments, were major contributors to the muni market's negative return for the month. For the overall period, munis slightly underperformed taxable bonds on an absolute basis, but outperformed on a tax-adjusted yield basis. The Lehman Brothers Aggregate Bond Index - a popular measure of the taxable bond market - returned 5.14% during the past six months.

(Portfolio Manager photograph)
An interview with Christine Thompson, Portfolio Manager of Spartan Florida Municipal Income Fund

Q. How did the fund perform, Christine?

A. For the six-month period that ended May 31, 2001, the fund had a total return of 4.60%. To get a sense of how the fund did relative to its competitors, the Florida municipal debt funds average returned 4.19% for the same six-month period, according to Lipper Inc. Additionally, the Lehman Brothers Florida Municipal Bond Index, which tracks the types of securities in which the fund invests, returned 4.79%. For the 12-month period that ended May 31, 2001, the fund had a total return of 11.79%. In comparison, the Florida municipal debt funds average returned 11.11%, and the Lehman Brothers index returned 12.26% for the same 12-month period.

Q. What drove the fund's performance and helped it outpace its peers during the past six months?

A. Falling interest rates, of course, were the main factor driving both the municipal bond market's and the fund's performance during the period. Municipal bonds performed quite well, thanks initially to growing optimism that the Federal Reserve Board would cut interest rates to stimulate the economy, ignite spending and boost investor and consumer sentiment. From January through May 2001, that optimism continued to gather steam as the Fed cut short-term interest rates in a series of five 0.50% increments. In response, short- and intermediate-maturity municipal bond yields generally fell and their prices typically rose. Long-maturity bonds, on the other hand, tended to stall due to growing concerns about creeping inflation, both now and in the future. The performance discrepancy between long- and shorter-maturity bonds was a key reason why the fund outpaced its peers. Rather than investing a large portion of the fund in long-maturity bonds, I kept its investments more broadly diversified among short-, intermediate- and long-term bonds. By doing so, the fund benefited from the rally enjoyed by shorter-term bonds. That said, the fund's stake in long-maturity bonds turned in disappointing returns on a relative basis.

Semiannual Report

Spartan Florida Municipal Income Fund
Fund Talk: The Manager's Overview - continued

Q. What other factors aided performance?

A. Relative to the Lehman Brothers index, the fund's larger weighting in bonds issued by health care organizations - mainly hospitals and long-term care facilities - benefited returns because those sectors outperformed the broader Florida municipal market. During most of 2000, these groups had come under pressure due to a lack of demand for their bonds. Investors generally avoided health care bonds following the implementation of the Federal Balanced Budget Act of 1997 and the expansion of managed care programs, both of which curtailed medical reimbursement rates and added pressure on hospital operating results. Long-term care facility bonds were unpopular because of concerns about overbuilding in the sector. During the past six months, however, hospital financial trends stabilized and lower valuations lured investors back to health care securities. Long-term care facility bonds rallied as overbuilding concerns waned.

Q. Given the slowing of the Florida economy, did you make any changes to the fund's investments during the past six months?

A. Not really, since I already had positioned the fund anticipating economic weakness in 2001. I maintained the fund's relatively high credit quality, with about 84% of its investments in bonds rated A or higher by Moody's Investors Service or Standard & Poor's® at the end of the period. My emphasis on these investment-grade bonds reflected that, for the most part, I didn't feel lower-quality bonds offered enough incentive in the form of additional yield for their increased risk, especially given the weakness of the economy. In terms of sectors, I kept the fund diversified between economically sensitive areas - such as general obligation bonds - and more defensive groups such as education, electric utilities and health care.

Q. What's ahead for the municipal market?

A. The direction of interest rates and, ultimately, the performance of the bond markets largely will be determined by the strength of the economy. At the end of May, bond prices reflected expectations for further interest-rate cuts. Continued economic weakness could help sustain the drop in rates, while an economic rebound could spell higher rates in the fall. As for municipals in particular, their performance also will be dependent on whether investors view them as attractively valued relative to other fixed-income alternatives.

Semiannual Report

Spartan Florida Municipal Income Fund
Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks to provide a high level of current income exempt from federal income tax and the Florida intangible tax

Fund number: 427

Trading symbol: FFLIX

Start date: March 16, 1992

Size: as of May 31, 2001, more than $450 million

Manager: Christine Thompson, since 1998; manager, various Fidelity and Spartan municipal income funds; joined Fidelity in 1985

Christine Thompson on the strength of Florida's economy:

"Florida's economy has exhibited some signs of weakness along with the slowdown of the national economy, although it continues to be one of the country's top performers. Looking ahead, it's important to understand that Florida's tax revenues tend to vary more than other states, which can present budgetary challenges for the state and other municipal issuers.

"Florida relies mainly on sales tax revenue, unlike many other states whose revenues are generated by income tax. That sales tax, which exempts necessities such as food and medicine, is levied on items such as cars and electronics. Of course, spending on those and other taxable items can decline as the economy weakens. As the fund's portfolio manager, my job is to monitor economic trends and determine how they affect the state and its approach to potential budgetary shortfalls. This analysis plays a large role in my overall security selection."

Semiannual Report

Spartan Florida Municipal Income Fund

Investment Changes

Top Five Sectors as of May 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	15.6	14.7
Water & Sewer	15.1	14.3
General Obligations	14.3	9.6
Transportation	13.8	14.9
Special Tax	13.5	14.3
Average Years to Maturity as of May 31, 2001
		6 months ago
Years	13.2	14.4
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of May 31, 2001
6 months ago
Years	6.5	6.6

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (Moody's Ratings)
As of May 31, 2001	As of November 30, 2000
Aaa 65.7%	Aaa 64.4%
Aa, A 18.1%	Aa, A 18.2%
Baa 11.4%	Baa 13.5%
Not Rated 3.6%	Not Rated 3.9%
Short-term Investments 1.2%	Short-term Investments 0.0%

Where Moody's ratings are not available, we have used S&P ® ratings. Amounts shown are as a percentage of the fund's investments.

Semiannual Report

Spartan Florida Municipal Income Fund

Investments May 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.1%
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Florida - 95.7%
Alachua County Health Facilities Auth. Health Facilities Rev. (Avmed/Santa Fe Health Sys. Proj.):
6% 11/15/09 (Escrowed to Maturity) (e)	Baa1	$ 2,400,000	$ 2,571,912
6.05% 11/15/16 (Escrowed to Maturity) (e)	Baa1	6,230,000	6,855,118
Bay County Wtr. Sys. Rev. 5.7% 9/1/30 (AMBAC Insured)	Aaa	10,605,000	11,019,434
Broward County Arpt. Sys. Rev.:
Series 1998 H1, 5.25% 10/1/11 (AMBAC Insured) (d)	Aaa	1,505,000	1,569,264
Series H1:
4.5% 10/1/03 (AMBAC Insured) (d)	Aaa	3,425,000	3,504,460
4.5% 10/1/04 (AMBAC Insured) (d)	Aaa	3,280,000	3,365,313
Broward County Hsg. Fin. Auth. Rev. 6.65% 8/1/21 (d)	Aaa	1,105,000	1,154,493
Cap. Projs. Fin. Auth. Student Hsg. Rev.:
5.5% 10/1/11 (MBIA Insured)	Aaa	2,275,000	2,447,400
5.5% 10/1/12 (MBIA Insured)	Aaa	1,460,000	1,561,543
5.5% 10/1/13 (MBIA Insured)	Aaa	1,265,000	1,346,555
Cape Canaveral Hosp. District Rev. 5.25% 1/1/18	A1	4,045,000	3,772,246
Dade County Aviation Rev.:
(Miami Int'l. Arpt. Proj.):
Series A:
5.75% 10/1/03 (FSA Insured) (d)	Aaa	1,800,000	1,889,478
6% 10/1/08 (FSA Insured) (d)	Aaa	4,175,000	4,589,244
Series B, 5% 10/1/11 (FSA Insured) (d)	Aaa	3,300,000	3,374,613
Series B, 6.3% 10/1/05 (AMBAC Insured)	Aaa	1,200,000	1,316,676
Series C, 5.5% 10/1/11 (MBIA Insured)	Aaa	5,200,000	5,521,152
Series D, 5.75% 10/1/09 (AMBAC Insured) (d)	Aaa	2,125,000	2,262,275
Series Y, 5.3% 10/1/05	Aa3	3,460,000	3,653,449
Dade County Gen. Oblig.:
Series CC, 6.8% 10/1/03 (AMBAC Insured)	Aaa	1,050,000	1,131,438
Series DD, 7.7% 10/1/07 (AMBAC Insured)	Aaa	1,000,000	1,201,700
Dade County Guaranteed Entitlement Rev. 0% 8/1/18 (AMBAC Insured) (Pre-Refunded to 2/1/06 @ 40.446) (e)	Aaa	14,835,000	4,973,730
Dade County Resource Recovery Facilities Rev. 5.5% 10/1/09 (AMBAC Insured) (d)	Aaa	5,000,000	5,292,800
Dade County Spl. Oblig. Series B:
0% 10/1/03 (AMBAC Insured)	Aaa	4,160,000	3,837,974
0% 10/1/04 (AMBAC Insured)	Aaa	5,045,000	4,469,366
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Florida - continued
Dade County Spl. Oblig. Series B: - continued
0% 10/1/16 (AMBAC Insured) (Pre-Refunded to 10/1/08 @ 63.072) (e)	Aaa	$ 4,300,000	$ 1,976,237
0% 10/1/21 (AMBAC Insured) (Pre-Refunded to 10/1/08 @ 45.5634) (e)	Aaa	4,140,000	1,374,521
0% 10/1/23 (AMBAC Insured) (Pre-Refunded to 10/1/08 @ 40.1315) (e)	Aaa	12,230,000	3,576,419
Dade County Wtr. & Swr. Sys. Rev. 5.25% 10/1/21 (FGIC Insured)	Aaa	2,970,000	2,974,010
Dunedin Hosp. Rev. (Mease Health Care Proj.) 5.25% 11/15/06 (MBIA Insured)	Aaa	1,400,000	1,459,696
Duval County Hsg. Fin. Auth. Single Family Mtg. Rev. Series C, 7.7% 9/1/24 (FGIC Insured)	Aaa	305,000	311,750
Duval County School District 6.3% 8/1/06 (AMBAC Insured)	Aaa	5,000,000	5,253,000
Escambia County Sales Tax Rev. 5.55% 1/1/07 (FGIC Insured)	Aaa	2,000,000	2,089,940
Escambia County Health Facilities Auth. Health Facilities Rev.:
(Baptist Hosp. & Baptist Manor Proj.):
5% 10/1/07	A3	1,210,000	1,193,350
6.75% 10/1/14	A3	580,000	594,831
6.75% 10/1/14 (Pre-Refunded to 10/1/03 @ 102) (e)	A3	2,555,000	2,803,142
(Baptist Hosp., Inc. Proj.) Series B, 6% 10/1/14	BBB+	2,825,000	2,809,971
Escambia County Utils. Auth. Util. Sys. Rev. Series B, 6.25% 1/1/15 (FGIC Insured)	Aaa	1,500,000	1,709,925
Florida Board of Ed. Cap. Outlay:
(Pub. Ed. Proj.):
Series 2001 E:
5% 6/1/04	Aa2	2,945,000	3,067,630
5% 6/1/05	Aa2	3,090,000	3,235,354
Series B:
5.5% 6/1/12	Aa2	7,945,000	8,532,215
5.625% 6/1/08 (Pre-Refunded to 6/1/05 @ 101) (e)	Aa2	1,000,000	1,082,510
Series C, 5.75% 6/1/29 (FGIC Insured)	Aaa	2,000,000	2,085,520
Series E, 5.625% 6/1/29	Aa2	3,000,000	3,080,460
Series F, 5.5% 6/1/17	Aa2	3,000,000	3,093,390
Series B, 5% 6/1/13	Aa2	2,975,000	2,977,648
Florida Board of Ed. Lottery Rev. Series 2000 A, 5.75% 7/1/11 (FGIC Insured)	Aaa	1,000,000	1,102,380
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Florida - continued
Florida Division of Bond Fin. Dept. Gen. Svcs. Revs.:
(Dept. of Envir. Preservation Proj.) Series 2000 A:
5.7% 7/1/09 (AMBAC Insured)	Aaa	$ 3,000,000	$ 3,173,280
5.75% 7/1/08 (AMBAC Insured)	Aaa	1,000,000	1,092,740
5.75% 7/1/11 (AMBAC Insured)	Aaa	3,000,000	3,173,070
(Dept. of Envir. Protection Proj.) Series 1997 B, 6% 7/1/10 (AMBAC Insured)	Aaa	1,030,000	1,154,125
Florida Hsg. Fin. Agcy. Rev. (Single Family Mtg. Prog.):
Series A:
6.35% 7/1/14	Aaa	905,000	948,033
6.55% 7/1/14 (d)	Aaa	1,370,000	1,442,226
Series B, 6.55% 7/1/17 (d)	Aaa	900,000	937,251
Florida Mid-Bay Bridge Auth. Rev. Series A:
6.875% 10/1/22 (Escrowed to Maturity) (e)	-	3,000,000	3,594,870
7.5% 10/1/17	-	1,700,000	1,771,672
Florida State Board of Ed. Pub. Ed.:
Series A, 5.125% 6/1/30	Aa2	1,360,000	1,315,419
Series 2000 A, 5.25% 6/1/24	Aa2	1,400,000	1,394,540
Gainesville Utils. Sys. Rev.:
Series A, 5.2% 10/1/22	Aa3	3,000,000	2,973,120
Series B, 5.5% 10/1/13	Aa3	1,500,000	1,553,955
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series A, 6.5% 10/1/05 (FGIC Insured) (d)	Aaa	3,550,000	3,747,842
Hillsborough County Gen. Oblig. (Environmentally Sensitive Lands Acquisition & Protection Proj.) 6% 7/1/02 (AMBAC Insured)	Aaa	2,080,000	2,150,886
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 1999 A, 5.625% 8/15/19	Baa1	5,000,000	4,504,400
Hillsborough County Port District Spl. Refing. Rev. (Tampa Port Auth. Proj.):
6.5% 6/1/03 (FSA Insured) (d)	Aaa	2,000,000	2,116,280
6.5% 6/1/05 (FSA Insured) (d)	Aaa	2,000,000	2,190,360
Hillsborough County School Board Ctfs. of Ptrn. (Master Lease Prog.) Series A, 5.25% 7/1/22 (MBIA Insured)	Aaa	4,905,000	4,861,591
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Florida - continued
Hillsborough County Util. Rev.:
Series A:
0% 8/1/05 (MBIA Insured)	Aaa	$ 6,000,000	$ 5,116,500
0% 8/1/06 (MBIA Insured)	Aaa	4,500,000	3,655,935
0% 8/1/07 (MBIA Insured)	Aaa	6,500,000	5,020,535
5% 8/1/05 (AMBAC Insured)	Aaa	4,000,000	4,196,560
5.5% 8/1/11 (AMBAC Insured)	Aaa	5,250,000	5,676,195
Jacksonville Elec. Auth. Rev.:
(Saint Johns River Proj.):
Series 10 Issue 2, 6.5% 10/1/03	Aa2	1,500,000	1,599,090
Series 16 Issue 2, 5.375% 10/1/13	Aa2	4,000,000	4,076,960
(Second Installment Proj.) 5.25% 7/1/01 (Escrowed to Maturity) (e)	Aaa	680,000	681,197
Series A, 6.125% 10/1/39	Aa3	4,160,000	4,510,563
Jacksonville Excise Tax Rev.:
Impt. Series B:
5.5% 10/1/10 (FGIC Insured) (d)	Aaa	1,540,000	1,646,907
5.5% 10/1/11 (FGIC Insured) (d)	Aaa	2,730,000	2,900,325
Series B, 5.6% 10/1/08 (FGIC Insured) (d)	Aaa	2,300,000	2,335,696
6.25% 10/1/05 (AMBAC Insured)	Aaa	1,000,000	1,054,540
Jacksonville Health Facilities Auth. Hosp. Rev. (Charity Obligated Group Proj.) Series A:
5.25% 8/15/08 (MBIA Insured)	Aaa	3,720,000	3,948,371
5.5% 8/15/05 (MBIA Insured)	Aaa	1,600,000	1,703,728
Jacksonville Health Facilities Auth. Indl. Dev. Rev. (Cypress Village/Nat'l. Benevolent Assoc. Proj.):
6.25% 12/1/23	Baa2	2,710,000	2,550,544
7% 12/1/14	Baa1	1,000,000	1,034,810
7% 12/1/22	Baa1	2,000,000	2,036,340
8% 12/1/24	Baa2	2,740,000	2,898,838
Jacksonville Indl. Dev. Rev. (Cargill, Inc. Proj.) 6.4% 3/1/11 (f)	-	1,250,000	1,286,613
Jacksonville Port Auth. Arpt. Rev. 5% 10/1/05 (FGIC Insured) (d)	Aaa	2,550,000	2,665,745
Jacksonville Sales Tax Rev. (River City Renaissance Proj.) 5.65% 10/1/14 (FGIC Insured) (Pre-Refunded to 10/1/05 @ 101) (e)	Aaa	1,900,000	2,069,214
Lakeland Elec. & Wtr. Rev.:
Series B, 6.3% 10/1/02 (FSA Insured)	Aaa	5,180,000	5,397,664
0% 10/1/09 (FGIC Insured) (Escrowed to Maturity) (e)	Aaa	2,340,000	1,617,080
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Florida - continued
Lakeland Energy Sys. Rev. Series B, 5.5% 10/1/40 (MBIA Insured)	Aaa	$ 3,000,000	$ 3,037,500
Lee County Hosp. Board of Directors Hosp. Rev. (Lee Memorial Health Sys. Proj.) 6% 4/1/07 (MBIA Insured)	Aaa	2,310,000	2,519,748
Lee County Indl. Dev. Auth. Health Care Facilities Rev. (Shell Point Village Proj.):
Series A:
5.25% 11/15/07	BBB-	1,250,000	1,220,138
5.5% 11/15/09	BBB-	800,000	779,520
5.5% 11/15/29	BBB-	5,750,000	4,889,225
Series C, 5.5% 11/15/29	BBB-	4,075,000	3,464,973
Leesburg Hosp. Rev. (Leesburg Reg'l. Med. Ctr. Proj.) Series B, 5.625% 7/1/13	A2	2,795,000	2,807,550
Melbourne Arpt. Rev.:
6.25% 10/1/01 (MBIA Insured) (d)	Aaa	240,000	242,542
6.25% 10/1/02 (MBIA Insured) (d)	Aaa	260,000	270,070
6.25% 10/1/03 (MBIA Insured) (d)	Aaa	270,000	286,716
6.5% 10/1/04 (MBIA Insured) (d)	Aaa	290,000	314,862
6.5% 10/1/05 (MBIA Insured) (d)	Aaa	310,000	342,274
6.5% 10/1/06 (MBIA Insured) (d)	Aaa	325,000	362,349
6.75% 10/1/07 (MBIA Insured) (d)	Aaa	350,000	398,227
6.75% 10/1/08 (MBIA Insured) (d)	Aaa	375,000	432,199
6.75% 10/1/09 (MBIA Insured) (d)	Aaa	400,000	461,068
6.75% 10/1/10 (MBIA Insured) (d)	Aaa	425,000	494,126
Miami Beach Wtr. & Swr. Rev. 5.5% 9/1/27 (AMBAC Insured)	Aaa	6,000,000	6,107,880
Miami Beach Stormwater Rev. 5.75% 9/1/13 (FGIC Insured)	Aaa	1,380,000	1,511,045
Miami-Dade County Aviation Rev.:
Series A, 5% 10/1/05 (FGIC Insured) (d)	Aaa	2,550,000	2,657,253
Series C, 5.25% 10/1/12 (MBIA Insured) (d)	Aaa	5,185,000	5,359,735
Miami-Dade County Edl. Facilities Auth. Rev. Series A, 5.75% 4/1/29 (AMBAC Insured)	Aaa	6,520,000	6,808,640
Miami-Dade County School Board Ctfs. of Prtn. Series A:
5.75% 10/1/12 (FSA Insured)	Aaa	2,530,000	2,736,853
5.75% 10/1/13 (FSA Insured)	Aaa	2,030,000	2,179,956
5.75% 10/1/14 (FSA Insured)	Aaa	2,000,000	2,133,520
North Miami Edl. Facilities Rev. (Johnson & Wales Univ. Proj.) Series A, 6.125% 4/1/20	-	6,605,000	6,774,550
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Florida - continued
Orange County Health Facilities Auth. Rev.:
(Adventist Health Sys. Proj.) 5.75% 11/15/05 (AMBAC Insured)	Aaa	$ 2,735,000	$ 2,944,255
(Adventist Health Sys./Sunbelt Proj.) 6.5% 11/15/30	Baa1	2,500,000	2,540,100
(Orlando Reg'l. Health Care Sys. Proj.):
Series 1999 D, 5.75% 10/1/11 (MBIA Insured)	Aaa	4,200,000	4,590,642
Series A, 6.25% 10/1/18 (MBIA Insured)	Aaa	2,500,000	2,834,075
Orange County Hsg. Fin. Auth. Single Family Mtg. Rev. (Mtg. Backed Securities Prog.) 6.4% 10/1/14 (d)	AAA	1,205,000	1,265,009
Orange County Tourist Dev. Tax Rev.:
5.5% 10/1/22 (AMBAC Insured)	Aaa	3,270,000	3,340,109
5.5% 10/1/31 (AMBAC Insured)	Aaa	5,000,000	5,086,900
Orlando & Orange County Expressway Auth. Rev. 5.097% 7/1/04 (FGIC Insured)	Aaa	4,600,000	4,772,040
Orlando Utils. Commission Wtr. & Elec. Rev.:
Sub Series D, 6.75% 10/1/17	Aa2	7,250,000	8,639,245
5.538% 10/31/13	Aa2	9,400,000	9,658,782
Palm Beach County Gen. Oblig. (Land Acquisition Proj.) Series A:
5.375% 6/1/13	Aa1	2,260,000	2,375,825
5.5% 6/1/15	Aa1	1,000,000	1,045,690
Palm Beach County Health Facilities Auth. Rev. (Retirement Cmnty.-Adult Communities Total Svc., Inc. Proj.) 5.625% 11/15/20	A-	2,930,000	2,771,721
Palm Beach County School Board Ctfs. of Prtn. Series A, 5.5% 8/1/21 (AMBAC Insured)	Aaa	2,500,000	2,544,725
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev.:
5.75% 4/1/04 (AMBAC Insured) (d)	Aaa	3,380,000	3,558,295
6% 4/1/08 (AMBAC Insured) (d)	Aaa	2,400,000	2,626,944
6% 4/1/10 (AMBAC Insured) (d)	Aaa	5,770,000	6,338,345
6% 4/1/11 (AMBAC Insured) (d)	Aaa	5,000,000	5,500,050
Pensacola Arpt. Rev. Series A, 6.125% 10/1/18 (MBIA Insured) (d)	Aaa	1,500,000	1,615,545
Plantation Health Facilities Auth. Rev. (Covenant Retirement Communities, Inc. Proj.) 7.75% 12/1/22 (Pre-Refunded to 12/1/02 @ 102) (e)	-	2,500,000	2,721,400
Polk County Indl. Dev. Auth. Indl. Dev. Rev. (Winter Haven Hosp. Proj.) Series 2, 6.25% 9/1/15 (MBIA Insured)	Aaa	1,405,000	1,477,765
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Florida - continued
Saint Petersburg Pub. Impt. Rev. 5% 2/1/10 (MBIA Insured) (b)	Aaa	$ 5,895,000	$ 6,043,082
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Health Sys. Oblig. Group Proj.) 5.5% 10/1/05 (MBIA Insured)	Aaa	1,980,000	2,112,046
Sumter County School District Rev. (Multi-District Ln. Prog.) 7.15% 11/1/15 (FSA Insured)	Aaa	1,000,000	1,236,310
Sunrise Util. Sys. Rev. Series A, 0% 10/1/02 (AMBAC Insured)	Aaa	1,000,000	957,270
Sunshine State Govt. Fing. Commission Rev. Series A, 5.5% 10/1/05 (FGIC Insured)	Aaa	1,000,000	1,070,810
Tampa Bay Wtr. Util. Sys. Rev.:
Series 1999, 5.75% 10/1/29 (FGIC Insured)	Aaa	6,890,000	7,186,132
Series B, 5.125% 10/1/12 (FGIC Insured)	Aaa	3,005,000	3,121,624
6% 10/1/24 (FGIC Insured)	Aaa	2,000,000	2,160,420
Tampa Gen. Oblig.:
(Allegeny Health Sys./Saint Joseph Proj.) 6.75% 12/1/17 (MBIA Insured) (Pre-Refunded to 12/1/01 @ 102) (e)	Aaa	150,000	155,853
(Catholic Health East Proj.) Series A1:
4.7% 11/15/10 (MBIA Insured)	Aaa	1,500,000	1,525,590
5.5% 11/15/08 (MBIA Insured)	Aaa	1,000,000	1,080,430
Tampa Sports Auth. (Stadium Proj.) 6% 1/1/05 (MBIA Insured)	Aaa	2,235,000	2,404,681
Tampa Util. Tax & Spl. Rev.:
6% 10/1/03 (AMBAC Insured) (b)	Aaa	3,095,000	3,278,038
6% 10/1/04 (AMBAC Insured) (b)	Aaa	3,000,000	3,222,390
Tampa Wtr. & Swr. Rev.:
5.5% 10/1/07 (FSA Insured) (b)	Aaa	1,970,000	2,052,839
6% 10/1/13 (FSA Insured) (b)	Aaa	1,000,000	1,070,590
Volusia County Edl. Facilities Auth. Rev. (Embry Riddle Aeronautical Univ. Proj.) Series A, 6.125% 10/15/16	Baa2	2,500,000	2,610,200
			430,969,428
Puerto Rico - 3.4%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Y, 5.5% 7/1/36 (FSA Insured)	Aaa	2,400,000	2,512,488
Puerto Rico Commonwealth Hwy. & Trans. Auth. Rev.:
Series 2000 C, 6% 7/1/29	Baa1	3,000,000	3,250,230
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Puerto Rico - continued
Puerto Rico Commonwealth Hwy. & Trans. Auth. Rev.: - continued
Series B, 6% 7/1/39	Baa1	$ 7,000,000	$ 7,583,870
Puerto Rico Muni. Fin. Agcy. Series A, 5.5% 8/1/23 (FSA Insured)	Aaa	1,750,000	1,811,058
			15,157,646
TOTAL MUNICIPAL BONDS (Cost $429,460,885)			446,127,074
Municipal Notes - 1.2%

Florida - 1.2%
Collier County Health Facilities Auth. Hosp. Rev. (Cleveland Clinic Health Sys. Proj.) Series 1999, 3.15% (Liquidity Facility Bank One NA, Michigan), VRDN (c)	4,200,000	4,200,000
Dade County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1993, 3.1%, VRDN (c)	1,100,000	1,100,000
TOTAL MUNICIPAL NOTES (Cost $5,300,000)		5,300,000
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $434,760,885)		451,427,074
NET OTHER ASSETS - (0.3)%		(1,411,843)
NET ASSETS - 100%		$ 450,015,231
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(b) Security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Jacksonville Indl. Dev. Rev. (Cargill, Inc. Proj.) 6.4% 3/1/11	7/9/92	$ 1,250,000
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	82.9%	AAA, AA, A	84.9%
Baa	8.5%	BBB	5.1%
Ba	0.0%	BB	0.0%
B	0.0%	B	0.0%
Caa	0.0%	CCC	0.0%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
The percentage not rated by Moody's or S&P amounted to 3.6%.
Purchases and sales of securities, other than short-term securities, aggregated $74,487,597 and $48,527,919, respectively.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,286,613 or 0.3% of net assets.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
Health Care	15.6%
Water & Sewer	15.1
General Obligations	14.3
Transportation	13.8
Special Tax	13.5
Electric Utilities	8.5
Escrowed/Pre-Refunded	7.9
Resource Recovery	5.2
Others* (individually less than 5%)	6.1
100.0%
* Includes net other assets.
Income Tax Information

At May 31, 2001, the aggregate cost of investment securities for income tax purposes was $434,760,886. Net unrealized appreciation aggregated $16,666,188, of which $18,673,375 related to appreciated investment securities and $2,007,187 related to depreciated investment securities.

At November 30, 2000, the fund had a capital loss carryforward of approximately $1,115,000 all of which will expire on November 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Florida Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	May 31, 2001 (Unaudited)
Assets
Investment in securities, at value (cost $434,760,885) - See accompanying schedule		$ 451,427,074
Cash		10,797,433
Receivable for fund shares sold		246,407
Interest receivable		4,872,202
Other receivables		36,003
Total assets		467,379,119
Liabilities
Payable for investments purchased on a delayed delivery basis	$ 15,568,380
Payable for fund shares redeemed	852,960
Distributions payable	747,282
Accrued management fee	139,909
Other payables and accrued expenses	55,357
Total liabilities		17,363,888
Net Assets		$ 450,015,231
Net Assets consist of:
Paid in capital		$ 433,644,579
Undistributed net investment income		955,926
Accumulated undistributed net realized gain (loss) on investments		(1,251,463)
Net unrealized appreciation (depreciation) on investments		16,666,189
Net Assets, for 39,688,624 shares outstanding		$ 450,015,231
Net Asset Value, offering price and redemption price per share ($450,015,231 ÷ 39,688,624 shares)		$11.34

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Florida Municipal Income Fund
Financial Statements - continued

Statement of Operations

	Six months ended May 31, 2001 (Unaudited)
Investment Income Interest		$ 12,137,822
Expenses
Management fee	$ 832,271
Transfer agent fees	151,903
Accounting fees and expenses	66,371
Non-interested trustees' compensation	852
Custodian fees and expenses	3,911
Registration fees	28,963
Audit	13,133
Legal	3,355
Miscellaneous	100
Total expenses before reductions	1,100,859
Expense reductions	(205,971)	894,888
Net investment income		11,242,934
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		127,671
Change in net unrealized appreciation (depreciation) on investment securities		7,897,609
Net gain (loss)		8,025,280
Net increase (decrease) in net assets resulting from operations		$ 19,268,214

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Florida Municipal Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2001 (Unaudited)	Year ended November 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 11,242,934	$ 19,483,402
Net realized gain (loss)	127,671	(998,377)
Change in net unrealized appreciation (depreciation)	7,897,609	9,608,839
Net increase (decrease) in net assets resulting from operations	19,268,214	28,093,864
Distributions to shareholders From net investment income	(10,337,567)	(19,516,398)
From net realized gain	(77,471)	(944,977)
In excess of net realized gain	-	(107,568)
Total distributions	(10,415,038)	(20,568,943)
Share transactions Net proceeds from sales of shares	65,636,551	88,784,441
Reinvestment of distributions	6,133,582	12,069,290
Cost of shares redeemed	(44,693,437)	(114,413,265)
Net increase (decrease) in net assets resulting from share transactions	27,076,696	(13,559,534)
Redemption fees	9,203	73,916
Total increase (decrease) in net assets	35,939,075	(5,960,697)
Net Assets
Beginning of period	414,076,156	420,036,853
End of period (including undistributed net investment income of $955,926 and $50,559, respectively)	$ 450,015,231	$ 414,076,156
Other Information Shares
Sold	5,791,874	8,202,621
Issued in reinvestment of distributions	540,805	1,111,899
Redeemed	(3,934,686)	(10,633,079)
Net increase (decrease)	2,397,993	(1,318,559)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 11.100	$ 10.880	$ 11.670	$ 11.420	$ 11.230	$ 11.180
Income from Investment Operations Net investment income	.289 E	.535 E	.515	.526	.539	.546
Net realized and unrealized gain (loss)	.218	.246	(.702)	.300	.190	.054
Total from investment operations	.507	.781	(.187)	.826	.729	.600
Less Distributions
From net investment income	(.265)	(.535)	(.515)	(.526)	(.539)	(.546)
From net realized gain	(.002)	(.025)	(.090)	(.050)	-	(.005)
In excess of net realized gain	-	(.003)	-	-	-	-
Total distributions	(.267)	(.563)	(.605)	(.576)	(.539)	(.551)
Redemption fees added to paid in capital	.000	.002	.002	.000	.000	.001
Net asset value, end of period	$ 11.340	$ 11.100	$ 10.880	$ 11.670	$ 11.420	$ 11.230
Total Return B, C	4.60%	7.44%	(1.65)%	7.40%	6.69%	5.59%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 450,015	$ 414,076	$ 420,037	$ 448,482	$ 408,391	$ 391,130
Ratio of expenses to average net assets	.50% A	.51%	.55%	.55%	.55%	.55%
Ratio of expenses to average net assets after expense reductions	.41% A, D	.49% D	.54% D	.55%	.55%	.54% D
Ratio of net investment income to average net assets	5.11% A	4.93%	4.56%	4.56%	4.81%	4.96%
Portfolio turnover rate	22% A	30%	25%	24%	25%	28%

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

E Net investment income per share has been calculated based on average shares outstanding during the period.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Florida Municipal Money Market Fund

Performance: The Bottom Line

To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income but does not include the effect of the $5 account closeout fee on an average-sized account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended May 31, 2001	Past 6 months	Past 1 year	Past 5 years	Life of fund
Spartan FL Municipal Money Market	1.63%	3.61%	17.37%	30.73%
Florida Tax-Free Money Market Funds Average	1.50%	3.36%	16.71%	n/a*

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on August 24, 1992. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the Florida tax-free money market funds average, which reflects the performance of tax-free money market funds with similar objectives tracked by iMoneyNet, Inc. The past six months average represents a peer group of 16 money market funds.

Average Annual Total Returns

Periods ended May 31, 2001	Past 1 year	Past 5 years	Life of fund
Spartan FL Municipal Money Market	3.61%	3.26%	3.10%
Florida Tax-Free Money Market Funds Average	3.36%	3.13%	n/a*

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

* Not available

Semiannual Report

Spartan Florida Municipal Money Market Fund
Performance - continued

Yields

	5/28/01	2/26/01	11/27/00	8/28/00	5/29/00

Spartan Florida Municipal Money Market Fund	2.77%	3.38%	3.95%	3.82%	3.92%

Florida Tax-Free Money Market Funds Average	2.54%	3.03%	3.54%	3.55%	3.58%

Spartan Florida Municipal Money Market Fund - Tax-equivalent	4.33%	5.28%	6.17%	5.97%	6.13%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the Florida tax-free money market funds average. Or you can look at the fund's tax-equivalent yield, which is based on an effective federal income tax rate of 36%. A portion of the fund's income may be subject to the federal alternative minimum tax. Figures for the Florida tax-free money market funds average are from iMoneyNet, Inc.

A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Comparing
Performance

Yields on tax-free investments are usually lower than yields on taxable investments. However, a straight comparison between the two may be misleading because it ignores the way taxes reduce taxable returns. Tax-equivalent yield - the yield you'd have to earn on a similar taxable investment to match the tax-free yield - makes the comparison more meaningful. Keep in mind that the U.S. government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money fund will maintain a $1 share price.

Semiannual Report

Spartan Florida Municipal Money Market Fund

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)
An interview with Norm Lind, Portfolio Manager of Spartan Florida Municipal Money Market Fund

Q. Norm, what was the investment environment like during the six months that ended May 31, 2001?

A. The Federal Reserve Board's rate-cutting policy dominated discussion. At the end of 2000, U.S. economic growth started to trend downward. Industrial production declined and corporate spending diminished within a climate of a struggling stock market and rising energy prices. Despite higher fuel costs, however, inflation remained under control. In order to reduce the possibility of a recession, the Fed lowered the rate banks charge each other for overnight loans - known as the fed funds target rate - five times. The Fed surprised the market by implementing the first rate cut of a half-percentage point just a few days into 2001, well in advance of its next scheduled meeting. Continued concerns about the stalling economy encouraged the Fed to follow through with four more half-percentage point reductions. Three of these moves came at the Fed's regularly scheduled meetings in January, March and May. The fourth was another surprise cut that occurred in April. All in all, the Fed reduced the fed funds target rate from 6.50% at the beginning of 2001 to 4.00% at the end of May 2001.

Q. Were there any developments of note specific to the municipal money markets during the period?

A. Yes, there were. The fund did not experience the same kind of cash flows in and out of the municipal money market sector that typically occur at different points during the year. There were two main reasons for this anomaly. First, yields in the municipal money market remained attractive relative to alternatives in the taxable market. Second, with the equity markets experiencing some protracted struggles, investors were attracted to less-volatile investments such as money market funds. In Florida, these trends translated into a slower-than-normal outflow of funds at the turn of the year, when investors typically divest quickly from money market funds such as this one.

Q. What was your strategy with the fund?

A. As 2000 ended, the fund faced its typical year-end challenge, when investors seek to shelter some of their assets from the Florida intangible tax levied at the end of each calendar year. At the beginning of the period, handling the increase in assets dominated my strategy, as I kept the fund as fully invested as possible to make sure it was appropriately shielded from the intangible tax. From November 30, 2000, to December 31, 2000, fund assets grew from $498 million to more than $1.4 billion, the largest size the fund has ever reached. I then turned my focus to liquidating many of the fund's positions in January as the fund's size started to contract. With interest rates on the decline, I sought to maintain as long a maturity as possible in order to lock in attractive yields in a falling rate environment, at the same time looking for attractive opportunities all along the money market yield curve. With the supply of new longer-term, one-year money market notes relatively low in Florida, it was hard at times to find investments that enabled me to keep the fund's average maturity as long as I would have liked.

Semiannual Report

Spartan Florida Municipal Money Market Fund
Fund Talk: The Manager's Overview - continued

Q. How did the fund perform?

A. The fund's seven-day yield on May 31, 2001, was 2.79%, compared to 3.87% six months ago. The more recent seven-day yield was the equivalent of a 4.36% taxable rate of return for Florida investors in the 36% federal income tax bracket. Through May 31, 2001, the fund's six-month total return was 1.63%, compared to 1.50% for the Florida tax-free money market funds average, according to iMoneyNet, Inc.

Q. What's your outlook, Norm?

A. There are differing opinions about when the Fed will finish this latest cycle of easing monetary policy. It seems that most economists and media pundits feel that the Fed is just about done. Nevertheless, it's quite conceivable that the Fed could continue to lower rates at its next two or three meetings. My approach will be a cautious one. I'll be selectively choosing investments along the yield curve that offer particular value, with a bias toward keeping the fund's average maturity on the long side. Broadly speaking, municipal money market securities remain relatively cheap on an after-tax basis.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: high level of current income exempt from federal income tax and the Florida intangible tax, as is consistent with preservation of capital and liquidity

Fund number: 428

Trading symbol: FSFXX

Start date: August 24, 1992

Size: as of May 31, 2001, more than $541 million

Manager: Norm Lind, since 2000; manager, various Fidelity and Spartan municipal money market funds; joined Fidelity in 1986

Semiannual Report

Spartan Florida Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 5/31/01	% of fund's investments 11/30/00	% of fund's investments 5/31/00
0 - 30	76.1	70.4	88.4
31 - 90	12.0	6.6	2.4
91 - 180	7.9	18.9	3.3
181 - 397	4.0	4.1	5.9
Weighted Average Maturity
	5/31/01	11/30/00	5/31/00
Spartan Florida Municipal Money Market Fund	35 Days	40 Days	32 Days
Florida Tax-Free Money Market Funds Average *	30 Days	46 Days	42 Days
Asset Allocation (% of fund's net assets)
As of May 31, 2001	As of November 30, 2000
Variable Rate Demand Notes (VRDNs) 64.5%	Variable Rate Demand Notes (VRDNs) 65.9%
Commercial Paper (including CP Mode) 23.4%	Commercial Paper (including CP Mode) 21.0%
Tender Bonds 0.0%	Tender Bonds 0.8%
Municipal Notes 4.5%	Municipal Notes 6.5%
Other Investments 7.4%	Other Investments 6.9%
Net Other Assets 0.2%	Net Other Assets** (1.1)%

** Net other assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Semiannual Report

Spartan Florida Municipal Money Market Fund

Investments May 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.8%
	Principal Amount	Value (Note 1)
Arizona - 0.2%
Navajo County Indl. Dev. Auth. Ind. Rev. (Citizens Communications Co. Proj.) Series 1997, 5%, VRDN (a)(d)	$ 1,320,000	$ 1,320,000
Florida - 95.6%
Brevard County School Board RAN 3.3% 5/3/02	11,000,000	11,029,467
Broward County Hsg. Fin. Auth. Rev. Participating VRDN Series Merlots 01 A27, 3.16% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(d)(f)	3,600,000	3,600,000
Broward County Indl. Dev. Auth. Indl. Dev. Rev. (RIB Associates Proj.) Series 1989, 3.15%, LOC Suntrust Bank, VRDN (a)(d)	935,000	935,000
Broward County Indl. Dev. Rev. (Fast Real Estate Partners Ltd. Proj.) 3.15%, LOC Suntrust Bank, VRDN (a)(d)	1,500,000	1,500,000
Celebration Cmnty. Dev. District Spl. Assessment Bonds 5.35% 5/1/02 (MBIA Insured)	4,350,000	4,438,658
Charlotte County Hsg. Fin. Multi-family Rev. (Murdock Circle Apt. Proj.) Series 2000, 3.12%, LOC Bank of America NA, VRDN (a)(d)	3,500,000	3,500,000
Clay County Hsg. Fin. Auth. Rev. Participating VRDN:
Series 2000 O, 3.1% (Liquidity Facility Bank of America NA) (a)(d)(f)	8,390,000	8,390,000
Series PT 61, 3.07% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(d)(f)	320,000	320,000
Collier County Hsg. Fin. Auth. Multi-family Rev. (Brittant Bay Apts. Proj.) Series 2001 A, 3.15%, LOC Key Bank Nat'l. Assoc., VRDN (a)(d)	3,350,000	3,350,000
Dade County Aviation Rev. Bonds (Miami Int'l. Arpt. Proj.) Series A, 5.25% 10/1/01 (FSA Insured) (d)	3,500,000	3,512,192
Dade County Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series PT 344, 3.07% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(d)(f)	1,275,000	1,275,000
Dade County Multi-family Hsg. Rev. (Biscayne View Apts. Proj.) Series 1993, 3.4% (Monumental Life Ins. Co. Guaranteed), VRDN (a)(d)	28,475,000	28,474,999
Escambia County Hsg. Fin. Auth. Single Family Mortgage Rev. Participating VRDN:
Series PA 129, 3.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	720,000	720,000
Series PT 519, 3.07% (Liquidity Facility BNP Paribas SA) (a)(d)(f)	3,000,000	3,000,000
Escambia County Hsg. Fin. Rev. Participating VRDN Series RF 00 15, 3.15% (Liquidity Facility Bank of New York NA) (a)(d)(f)	4,415,000	4,415,000
Escambia County Poll. Cont. Rev. (Monsanto Co. Proj.) Series 1994, 3.05%, VRDN (a)	4,775,000	4,775,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Florida - continued
Escambia County Solid Waste Disp. Rev. (Monsanto Co. Proj.) Series 1993, 3.1%, VRDN (a)(d)	$ 5,300,000	$ 5,300,000
Florida Board Lottery Rev. Participating VRDN Series EGL 00 0904, 3.05% (Liquidity Facility Citibank NA, New York) (a)(f)	5,000,000	5,000,000
Florida Board of Ed. Participating VRDN.:
Series EGL 01 0902, 3.05% (Liquidity Facility Citibank NA, New York) (a)(f)	6,060,000	6,060,000
Series EGL 96 C0905 Class A, 3.05% (Liquidity Facility Citibank NA, New York) (a)(f)	9,900,000	9,900,000
Florida Board of Ed. Cap. Outlay:
Participating VRDN:
Series EGL 00 0902, 3.05% (Liquidity Facility Citibank NA, New York) (a)(f)	5,000,000	5,000,000
Series EGL 01 0905, 3.05% (Liquidity Facility Citibank NA, New York) (a)(f)	5,630,000	5,630,000
Series Putters 137, 3.05% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(f)	16,195,000	16,195,000
(Pub. Ed. Proj.) Series B, 6.7% 6/1/22 (e)	10,855,000	10,963,550
Florida Board of Ed. Lottery Rev. Participating VRDN Series EGL 01 0904, 3.05% (Liquidity Facility Citibank NA, New York) (a)(f)	3,000,000	3,000,000
Florida Division of Bond Fin. Dept. Gen. Svcs. Revs. Participating VRDN Series MSDW 00 317, 3.05% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(f)	5,200,000	5,200,000
Florida Gen. Oblig. Cap. Outlay Participating VRDN Series EGL 00 901, 3.05% (Liquidity Facility Citibank NA, New York) (a)(f)	6,100,000	6,100,000
Florida Hsg. Fin. Agcy. Rev. (Lakes of Northdale Proj.) Series 1984 D, 3.15%, LOC Southtrust Bank NA, VRDN (a)	7,545,000	7,545,000
Florida Hsg. Fin. Corp. Rev.:
Participating VRDN:
Series 2000 J, 3.07% (Liquidity Facility Bank of America NA) (a)(d)(f)	4,995,000	4,995,000
Series CDC 00 N, 3.13% (Liquidity Facility Caisse des Depots et Consignations) (a)(d)(f)	4,735,000	4,735,000
Series FRRI 12, 3.25% (Liquidity Facility Bank of New York NA) (a)(d)(f)	10,615,000	10,615,000
Series PT 451, 3.07% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(d)(f)(g)	3,730,000	3,730,000
(Heritage Point Apts. Proj.) Series I1, 3.05%, LOC Key Bank Nat'l. Assoc., VRDN (a)(d)	4,750,000	4,750,000
(Riverside Apts. Proj.) Series 2000 1, 3.05%, LOC Bank of America NA, VRDN (a)(d)	7,100,000	7,100,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Florida - continued
Florida Hsg. Fin. Corp. Rev.: - continued
(Valencia Village Apts. Proj.) Series G, 3.05%, LOC Key Bank Nat'l. Assoc., VRDN (a)(d)	$ 5,880,000	$ 5,880,000
(Waterford Pointe Apts. Proj.) Series 2000 E1, 3.05%, LOC Fannie Mae, VRDN (a)(d)	4,000,000	4,000,000
Florida Local Govt. Fin. Auth. Rev.:
(Lake Wales Med. Centers, Inc. Proj.) Series 1994, 3.35%, LOC First Union Nat'l. Bank, North Carolina, VRDN (a)	2,100,000	2,100,000
Series A:
3.25% 9/7/01, LOC First Union Nat'l. Bank, North Carolina, CP	1,720,000	1,720,000
3.35% 8/15/01, LOC First Union Nat'l. Bank, North Carolina, CP	500,000	500,000
3.4% 7/18/01, LOC First Union Nat'l. Bank, North Carolina, CP	4,655,000	4,655,000
3.45% 8/15/01, LOC First Union Nat'l. Bank, North Carolina, CP	6,600,000	6,600,000
Florida Tpk. Auth. Tpk. Rev.:
Participating VRDN Series MSDW 00 355, 3.05% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(f)	5,117,500	5,117,500
Series 1991 A, 7.05% 7/1/05 (AMBAC Insured) (e)	8,885,000	9,087,522
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Participating VRDN Series PA 535, 3.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	4,800,000	4,800,000
Series B, 3.25% 7/31/01 (Liquidity Facility Morgan Guaranty Trust Co., NY), CP (d)	18,393,000	18,393,000
Halifax Hosp. Med. Ctr. TAN 3.75% 3/15/02	4,000,000	4,013,688
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Proj.):
Series 2000 A, 2.98% (MBIA Insured), VRDN (a)	10,400,000	10,400,000
3.02% (MBIA Insured) (BPA Bank One NA, Chicago), VRDN (a)	3,300,000	3,300,000
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.:
(Brandon Crossing Apts. Proj.) Series 1998 A, 3.05%, LOC Amsouth Bank NA, Birmingham, VRDN (a)(d)	5,350,000	5,350,000
(Lakewood Shores Apt. Proj.) Series 2000 A, 3.05%, LOC Bank of America NA, VRDN (a)(d)	3,750,000	3,750,000
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Vigo Importing Co. Proj.):
3.15%, LOC Bank of America NA, VRDN (a)(d)	845,000	845,000
3.18%, LOC Bank of America NA, VRDN (a)(d)	1,000,000	1,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Florida - continued
Hillsborough County Port District Spl. Refing. Rev. Bonds (Tampa Port Auth. Proj.) 6.5% 6/1/02 (FSA Insured) (d)	$ 2,000,000	$ 2,069,947
Jacksonville Elec. Auth. Rev.:
Participating VRDN Series Merlots 00 FF, 3.11% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(f)	9,990,000	9,990,000
Series C1, 3.2% 10/12/01, CP	2,500,000	2,500,000
Jacksonville Poll. Cont. Rev. Bonds (Florida Pwr. & Lt. Co. Proj.):
Series 1992, 3.2% tender 9/14/01, CP mode	3,800,000	3,800,000
Series 1994, 3.2% tender 9/14/01, CP mode	5,600,000	5,600,000
Kissimmee Util. Auth. Elec. Sys. Rev. Series 2000 A, 3.2% 10/24/01, CP	5,000,000	5,000,000
Lakeland Elec. & Wtr. Participating VRDN Series EGL 96 0901, 3.12% (Liquidity Facility Citibank NA, New York) (a)(f)	5,600,000	5,600,000
Lee County Arpt. Rev. Participating VRDN:
Series PA 679R, 3.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	2,750,000	2,750,000
Series ROC II R14, 3.07% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(f)	6,870,000	6,870,000
Lee County Hosp. Board of Directors Hosp. Rev. Bonds (Lee Memorial Hosp. Proj.):
Series 1985 C, 3.5% tender 6/12/01, CP mode	1,300,000	1,300,000
Series 1992 B:
3.5% tender 6/12/01, CP mode	5,800,000	5,800,000
3.65% tender 6/11/01, CP mode	10,900,000	10,900,000
Series 1995 A, 3.5% tender 6/12/01, CP mode	6,300,000	6,300,000
Series 1997 B, 3.65% tender 6/11/01, CP mode	6,700,000	6,700,000
Manatee County Hsg. Fin. Auth. Multi-family Hsg. Rev.:
(Centre Court Apts. Proj.) Series 2000 A, 3.05%, LOC Suntrust Bank, VRDN (a)(d)	3,850,000	3,850,000
(Sabal Palm Harbour Apt. Proj.) Series B, 3.12%, LOC Bank of America NA, VRDN (a)(d)	3,930,000	3,930,000
Miami-Dade County Series A:
2.9% 8/10/01, LOC Morgan Guaranty Trust Co., NY, LOC State Street Bank & Trust Co., CP (d)	5,000,000	5,000,000
3.25% 9/13/01, LOC Morgan Guaranty Trust Co., NY, LOC State Street Bank & Trust Co., CP (d)	5,564,000	5,564,000
3.35% 8/9/01, LOC Morgan Guaranty Trust Co., NY, LOC State Street Bank & Trust Co., CP (d)	5,040,000	5,040,000
3.35% 8/13/01, LOC Morgan Guaranty Trust Co., NY, LOC State Street Bank & Trust Co., CP (d)	5,848,000	5,848,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Florida - continued
Miami-Dade County Hsg. Fin. Auth. Participating VRDN Series Merlots 00 HHH, 3.16% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(d)(f)	$ 4,785,000	$ 4,785,000
Miami-Dade County Indl. Dev. Auth. Rev. (Palmer Trinity School Proj.) 3.05%, LOC Bank of America NA, VRDN (a)	2,900,000	2,900,000
Miami-Dade County School District TAN 5% 6/28/01	5,000,000	5,003,150
Ocean Hwy. & Port Auth. Rev. Series 1990, 3.15%, LOC ABN-AMRO Bank NV, VRDN (a)(d)	1,000,000	1,000,000
Okeechobee County Solid Waste Rev. (Chambers Waste Sys. Proj.) Series 1992, 3.1%, LOC Morgan Guaranty Trust Co., NY, VRDN (a)(d)	5,350,000	5,350,000
Orange County Hsg. Fin. Auth. Homeowner Rev. Bonds Series 2000 B2, 4.65% 6/29/01 (AMBAC Guaranteed) (d)	3,095,000	3,095,000
Orange County Hsg. Fin. Auth. Multi-family Hsg. Rev.:
(Falcon Trace Apt. Proj.) Series 1998 D, 3.05%, LOC Amsouth Bank NA, Birmingham, VRDN (a)(d)	3,990,000	3,990,000
(Osprey Ridge Apts. Proj.) Series 2000 H, 3.05%, LOC Fannie Mae, VRDN (a)(d)	5,200,000	5,200,000
(West Point Villas Apt. Proj.) Series 2000 F, 3.05%, LOC Fannie Mae, VRDN (a)(d)	5,750,000	5,750,000
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Advanced Drainage Sys., Inc. Proj.) 3.25%, LOC Nat'l. City Bank, VRDN (a)(d)	4,545,000	4,545,000
Orlando Utils. Commission Wtr. & Elec. Rev. Bonds Series 1992, 5.3% 10/1/01	3,000,000	3,020,116
Palm Beach County Rev. (Saint Andrews School Boca Raton Proj.) Series 1998, 3.05%, LOC Bank of America NA, VRDN (a)	3,000,000	3,000,000
Pasco County Indl. Dev. Rev. (Pacific Med., Inc. Proj.) Series 1999, 3.15%, LOC Bank of America NA, VRDN (a)(d)	3,400,000	3,400,000
Pensacola Rev. (Harborview Corp. Proj.) 3.1%, LOC Amsouth Bank NA, Birmingham, VRDN (a)	2,595,000	2,595,000
Pinellas County Hsg. Fin. Auth. Single Family Hsg. Rev. Participating VRDN Series PT 352, 3.07% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)(f)	4,300,000	4,300,000
Pinellas County Indl. Council Indl. Dev. Rev. (Hunter Douglas, Inc. Proj.) 3.15%, LOC ABN-AMRO Bank NV, VRDN (a)(d)	2,100,000	2,100,000
Pinellas County School District TAN 4.65% 6/29/01	4,700,000	4,701,293
Polk County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Cambridge Cove Apts. Proj.) Series 2001, 0%, LOC Amsouth Bank NA, Birmingham, VRDN (a)(d)	5,400,000	5,400,000
Polk County Indl. Dev. Auth. Indl. Dev. Rev. (Farmland Hydro LP Proj.) 3.1%, LOC RaboBank Nederland Coop. Central, VRDN (a)(d)	10,000,000	10,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Florida - continued
Reedy Creek Impt. District Participating VRDN Series EGL 96 C0904 Class A, 3.05% (Liquidity Facility Citibank NA, New York) (a)(f)	$ 6,975,000	$ 6,975,000
Saint Petersburg Cap. Impt. Rev. (Arpt. Proj.) Series 1997 C, 3.15%, LOC Suntrust Bank, VRDN (a)(d)	1,095,000	1,095,000
Sarasota County Pub. Hosp. District Hosp. Rev. Bonds (Sarasota Memorial Hosp. Proj.) Series 1996 A, 3.2% tender 8/16/01, CP mode	6,000,000	6,000,000
Sunshine State Govt. Fing. Commission Rev.:
Series A, 3.2% 9/12/01 (FGIC Insured) (AMBAC Insured), CP	5,213,000	5,213,000
Series C, 3.25% 9/11/01 (FGIC Insured), CP (d)	2,000,000	2,000,000
Series D, 3.2% 9/12/01 (FGIC Insured) (AMBAC Insured), CP	4,700,000	4,700,000
Tamarac Indl. Dev. Rev. (Fazio Hldgs. LP Proj.) Series 2000, 3.15%, LOC First Union Nat'l. Bank, North Carolina, VRDN (a)(d)	6,400,000	6,400,000
Tampa Bay Wtr. Util. Sys. Rev. Participating VRDN Series MSDW 98 112, 3.07% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(f)	3,885,000	3,885,000
		517,380,082
Illinois - 0.7%
Illinois Dev. Fin. Auth. Envir. Facilities Rev. Bonds (Citizens Communications Co. Proj.) Series 1997, 5.85% tender 6/1/01, CP mode (d)	4,000,000	4,000,000
Indiana - 0.6%
Petersburg Poll. Cont. Rev. (Indianapolis Pwr. & Lt. Co. Proj.) Series B, 4.1% (AMBAC Insured), VRDN (a)	3,100,000	3,100,000
Kentucky - 0.7%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1997 A, 3.8% tender 7/10/01, CP mode (d)	4,000,000	4,000,000
Louisiana - 0.8%
West Baton Rouge Parish Indl. District #3 Rev. (Dow Chemical Co. Proj.) Series 1993, 3.25%, VRDN (a)(d)	4,500,000	4,500,000
Wisconsin - 0.5%
Wisconsin Hsg. & Econ. Dev. Auth. Single Family Rev. Participating VRDN Series PT 324, 3.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	2,515,000	2,515,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Other - 0.7%
Fidelity Municipal Cash Central Fund, 3.29% (b)(c)	$ 3,529,000	$ 3,529,000
TOTAL INVESTMENT PORTFOLIO - 99.8%		540,344,082
NET OTHER ASSETS - 0.2%		924,789
NET ASSETS - 100%		$ 541,268,871
Total Cost for Income Tax Purposes $ 540,344,082
Security Type Abbreviations
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Florida Hsg. Fin. Corp. Rev. Participating VRDN Series PT 451, 3.07% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG)	8/17/00	$ 3,730,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,730,000 or 0.7% of net assets.

Income Tax Information
At November 30, 2000, the fund had a capital loss carryforward of approximately $49,000 of which $18,000 and $31,000 will expire on November 30, 2005 and 2008, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Florida Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	May 31, 2001 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule		$ 540,344,082
Cash		2,202,806
Receivable for fund shares sold		969,085
Interest receivable		4,324,422
Total assets		547,840,395
Liabilities
Payable for investments purchased	$ 5,400,000
Payable for fund shares redeemed	742,439
Distributions payable	202,563
Accrued management fee	225,398
Other payables and accrued expenses	1,124
Total liabilities		6,571,524
Net Assets		$ 541,268,871
Net Assets consist of:
Paid in capital		$ 541,294,623
Accumulated net realized gain (loss) on investments		(25,752)
Net Assets, for 541,294,623 shares outstanding		$ 541,268,871
Net Asset Value, offering price and redemption price per share ($541,268,871 ÷ 541,294,623 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Florida Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Six months ended May 31, 2001 (Unaudited)
Investment Income Interest		$ 12,227,922
Expenses
Management fee	$ 1,638,614
Non-interested trustees' compensation	1,180
Total expenses before reductions	1,639,794
Expense reductions	(187,733)	1,452,061
Net investment income		10,775,861
Net Realized Gain (Loss) on Investments		22,971
Net increase (decrease) in net assets resulting from operations		$ 10,798,832

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Florida Municipal Money Market Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2001 (Unaudited)	Year ended November 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 10,775,861	$ 20,342,635
Net realized gain (loss)	22,971	(30,373)
Net increase (decrease) in net assets resulting from operations	10,798,832	20,312,262
Distributions to shareholders from net investment income	(10,775,861)	(20,342,635)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,147,512,852	1,229,490,670
Reinvestment of distributions from net investment income	9,233,534	17,952,285
Cost of shares redeemed	(1,114,364,377)	(1,208,853,434)
Net increase (decrease) in net assets and shares resulting from share transactions	42,382,009	38,589,521
Total increase (decrease) in net assets	42,404,980	38,559,148
Net Assets
Beginning of period	498,863,891	460,304,743
End of period	$ 541,268,871	$ 498,863,891

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations Net investment income	.016	.037	.028	.031	.032	.031
Less Distributions
From net investment income	(.016)	(.037)	(.028)	(.031)	(.032)	(.031)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C	1.63%	3.75%	2.85%	3.17%	3.29%	3.17%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 541,269	$ 498,864	$ 460,305	$ 452,878	$ 421,406	$ 402,278
Ratio of expenses to average net assets	.50% A	.50%	.50%	.50%	.50%	.50%
Ratio of expenses to average net assets after expense reductions	.44% A, D	.48% D	.46% D	.48% D	.49% D	.47% D
Ratio of net investment income to average net assets	3.26% A	3.66%	2.81%	3.13%	3.21%	3.15%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the account closeout fee and for periods of less than one year are not annualized.

D FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Spartan Florida Municipal Income Fund (the income fund) is a fund of Fidelity Court Street Trust. Spartan Florida Municipal Money Market Fund (the money market fund) is a fund of Fidelity Court Street Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Court Street Trust and Fidelity Court Street Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware business trust, respectively. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. Each fund may be affected by economic and political developments in the state of Florida. The following summarizes the significant accounting policies of the income fund and the money market fund:

Security Valuation.

Income Fund. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Money Market Fund. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. For the money market fund, accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income. Distributions to shareholders from realized capital gains

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

on investments, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for market discount, capital loss carryforwards, futures transactions and losses deferred due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Short-Term Trading (Redemption) Fees. Shares held in the income fund less than 30 days are subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. Redemptions on or prior to January 26, 2001 of shares held less than 180 days were subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective December 1, 2001, the income fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will begin amortizing premium and discount on all debt securities, as required. This accounting principle change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to net investment income.

The cumulative effect of this accounting change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to accumulated undistributed net realized gain (loss).

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

or when-issued basis are identified as such in each applicable fund's schedule of investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of each applicable fund's schedule of investments.

3. Purchases and Sales of Investments.

Income Fund. Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's schedule of investments.

4. Fees and Other Transactions with Affiliates.

Management Fee.

Income Fund. As the fund's investment adviser, Fidelity Management & Research Company (FMR) receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .38% of average net assets.

Money Market Fund. As the fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of .50% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Money Market Fund - continued

FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collected certain transaction fees from shareholders which amounted to $2,027 for the period.

Sub-Adviser Fee. As each fund's investment sub-adviser, Fidelity Investments Money Management, Inc.(FIMM), an affiliate of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

Transfer Agent and Accounting Fees. Citibank, N.A.(Citibank) is the custodian, transfer agent and shareholder servicing agent for the income fund. Citibank has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the income fund's transfer and shareholder servicing agent and accounting functions. The income fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

For the period, the transfer agent fees were equivalent to an annualized rate of .07% of average net assets.

Fidelity Municipal Cash Central Fund. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the funds may invest in the Fidelity Municipal Cash Central Fund (the Cash Fund) managed by FIMM, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. The Cash Fund does not pay a management fee. Income distributions from the Cash Fund are declared daily and paid monthly from net investment income. Income distributions earned by the funds are recorded as interest income in the accompanying financial statements.

Money Market Insurance. Pursuant to an Exemptive Order issued by the SEC, the money market fund, along with other money market funds advised by FMR or its affiliates, has entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings down grades or other market conditions. The fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. FMR has borne the cost of the fund's premium payable to FIDFUNDS.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Expense Reductions.

Through arrangements with the income fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. These expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction
Spartan Florida Municipal Income Fund	$ 3,911	$ 141,630	$ 60,430

In addition, through an arrangement with the Spartan Florida Municipal Money Market Fund's custodian and transfer agent, $187,733 of credits realized as a result of uninvested cash balances were used to reduce the fund's expenses.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

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Fidelity Automated
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1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
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5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

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Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

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Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

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Semiannual Report

Michigan

280 Old N. Woodward Ave.
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Minnesota

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Missouri

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New Jersey

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56 South Street
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501 Route 17, South
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New York

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999 Walt Whitman Road
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1271 Avenue of the Americas
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Utah

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Virginia

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Washington, DC

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Wisconsin

595 North Barker Road
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Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Dwight D. Churchill, Vice President

Boyce I. Greer, Vice President

Stanley N. Griffith, Assistant
Vice President

Christine J. Thompson, Vice President -
Income Fund

Norman U. Lind, Vice President -
Money Market Fund

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

* Independent trustees

Advisory Board

Abigail P. Johnson

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

and

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

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Corporate Headquarters
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www.fidelity.com

Spartan®

Connecticut Municipal
Funds

and

Fidelity®
Connecticut Municipal
Money Market Fund

Semiannual Report

May 31, 2001

(2_fidelity_logos)(registered trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies
Spartan Connecticut Municipal Income Fund
	<Click Here>	Performance
	<Click Here>	Fund Talk: The Manager's Overview
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Spartan Connecticut Municipal Money Market Fund
	<Click Here>	Performance
	<Click Here>	Fund Talk: The Managers' Overview
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Fidelity Connecticut Municipal Money Market Fund
	<Click Here>	Performance
	<Click Here>	Fund Talk: The Managers' Overview
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the Financial Statements

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although the Federal Reserve Board cut interest rates five times in the first five months of 2001 in an effort to stimulate economic growth, few equity indexes - particularly those of a growth nature - had positive returns year-to-date through the end of May. Meanwhile, nearly all fixed-income benchmarks were up through May 31. High-yield and investment-grade corporate bonds were among the market's best performers.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Spartan Connecticut Municipal Income Fund

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended May 31, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Spartan® CT Municipal Income	4.96%	11.76%	35.76%	89.33%
LB Connecticut 4 Plus Year Enhanced Municipal Bond	5.15%	12.34%	37.85%	n/a*
Connecticut Municipal Debt Funds Average	4.33%	11.11%	31.21%	85.64%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Connecticut 4 Plus Year Enhanced Municipal Bond Index - a market value-weighted index of Connecticut investment-grade municipal bonds with maturities of four years or more. To measure how the fund's performance stacked up against its peers, you can compare it to the Connecticut municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 28 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended May 31, 2001	Past 1 year	Past 5 years	Past 10 years
Spartan CT Municipal Income	11.76%	6.30%	6.59%
LB Connecticut 4 Plus Year Enhanced Municipal Bond	12.34%	6.63%	n/a*
Connecticut Municipal Debt Funds Average	11.11%	5.58%	6.38%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

* Not available

Semiannual Report

Spartan Connecticut Municipal Income Fund
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Spartan® Connecticut Municipal Income Fund on May 31, 1991. As the chart shows, by May 31, 2001, the value of the investment would have grown to $18,933 - an 89.33% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of one year or more - did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $19,815 - a 98.15% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

Semiannual Report

Spartan Connecticut Municipal Income Fund
Performance - continued

Total Return Components

	Six months ended May 31,	Years ended November 30,
	2001	2000	1999	1998	1997	1996
Dividend returns	2.43%	5.30%	4.52%	4.92%	5.19%	5.29%
Capital returns	2.53%	2.11%	-5.64%	2.28%	1.69%	0.36%
Total returns	4.96%	7.41%	-1.12%	7.20%	6.88%	5.65%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

Dividends and Yield

Periods ended May 31, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	4.59¢	26.75¢	54.59¢
Annualized dividend rate	4.75%	4.71%	4.87%
30-day annualized yield	4.14%	-	-
30-day annualized tax-equivalent yield	6.77%	-	-

Dividends per share show the income paid by the fund for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $11.37 over the past one month, $11.40 over the past six months and $11.21 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 38.88% combined effective federal and state income tax bracket, but does not reflect the payment of the federal alternative minimum tax, if applicable.

Semiannual Report

Spartan Connecticut Municipal Income Fund

Fund Talk: The Manager's Overview

Market Recap

After a brief stumble in April, the municipal bond market quickly rebounded to finish the six-month period ending May 31, 2001, with a gain of 4.73% according to the Lehman Brothers Municipal Bond Index - an index of approximately 35,000 investment-grade, fixed-rate, tax-exempt bonds. The muni market's strong performance was attributable to a number of factors: steady demand from institutional, retail and high net worth investors; bond price increases helped by positive capital flow into the market; five interest-rate reductions by the Federal Reserve Board during the period; and continued volatility in both the U.S. economy and equity markets. Munis also were boosted by strong credit ratings. According to Moody's Investor Services, there were nearly eight muni credit upgrades for every downgrade on a year-to-date basis. But not all the news was good from a credit perspective. The $25 billion downgrade of California's general obligation bonds - the largest muni downgrade on record - reverberated throughout the U.S. municipal bond market in April. This, along with typical seasonal weakness as investors liquidated munis for tax payments, were major contributors to the muni market's negative return for the month. For the overall period, munis slightly underperformed taxable bonds on an absolute basis, but outperformed on a tax-adjusted yield basis. The Lehman Brothers Aggregate Bond Index - a popular measure of the taxable bond market - returned 5.14% during the past six months.

(Portfolio Manager photograph)
An interview with George Fischer, Portfolio Manager of Spartan Connecticut Municipal Income Fund

Q. How did the fund perform, George?

A. For the six-month period that ended May 31, 2001, the fund had a total return of 4.96%. To get a sense of how the fund did relative to its competitors, the Connecticut municipal debt funds average returned 4.33% for the same six-month period, according to Lipper Inc. Additionally, the Lehman Brothers Connecticut 4 Plus Year Enhanced Municipal Bond Index, which tracks the types of securities in which the fund invests, returned 5.15%. For the 12-month period that ended May 31, 2001, the fund had a total return of 11.76%. In comparison, the Connecticut municipal debt funds average returned 11.11%, and the Lehman Brothers index returned 12.34% for the same 12-month period.

Q. Can you give us a perspective on what affected the fund's performance during the past six months?

A. Municipal bonds generally rallied, initially on optimism about potential interest-rate cuts and, ultimately, thanks to the rate cuts themselves. The Federal Reserve Board, looking to increase consumer and investor confidence, stimulate spending and prevent a recession, cut short-term interest rates in five one-half percentage point increments from January through May. The Fed had never cut rates so aggressively during Alan Greenspan's tenure as chairman, which began in 1987. As investors became increasingly optimistic about the direction of interest rates, municipal bonds performed well as yields declined and their prices rose. Favorable supply and demand conditions also boosted the market. The supply of Connecticut municipals was light throughout much of the period, while demand remained reasonably strong. The fund's total return for the period reflects the combination of price gains or losses plus the income generated by its holdings.

Semiannual Report

Spartan Connecticut Municipal Income Fund
Fund Talk: The Manager's Overview - continued

Q. What helped the fund perform better than its peers during the six-month period?

A. One factor that helped the fund outpace its peers was its diversification among bonds with various maturities. The Fed's rate cuts caused the yield curve - a graphical representation of the yields paid by bonds with various maturities - to assume a more normal shape, as short-term yields fell while long-term yields stalled. Long-maturity municipals underperformed because inflation crept slightly higher and there were growing concerns that lower interest rates could cause price increases in the future. Spreading the fund's investments more or less evenly among short-, intermediate- and long-term bonds helped us benefit from this "steepening" of the yield curve. That said, the fund's stake in long-maturity bonds proved disappointing during the period.

Q. Was there anything else that helped performance?

A. Focusing on bonds with higher credit ratings was a plus since bonds judged below investment grade and those that were non-rated performed poorly during the past six months. As of May 31, 2001, about 93% of the fund's investments were in investment-grade bonds rated A or higher by Moody's or Standard & Poor's®. In addition, roughly half of the fund's investments were insured. It's important to remember that while municipal bond insurance does mean that timely bond principal and interest payments are guaranteed by a municipal bond insurer, it does not prevent price declines due to market conditions or other factors.

Q. What's ahead for the municipal market and the fund?

A. The Fed has indicated that it's far more worried about a possible recession than it is about potential inflation, and it wouldn't be surprising if more rate cuts are in the offing. From a valuation standpoint, municipals remain attractive relative to U.S. Treasury securities, which could continue to fuel demand for munis. As an example, an Aa-rated general obligation bond issued by the state of Connecticut offered a tax-equivalent yield of roughly 8.78% for investors in the highest combined state and and federal tax bracket at the end of May, compared with the 30-year Treasury bond that carried a yield of about 5.80%. Attractive prices and relatively high tax-free yields could bode well for municipals' near-term performance.

The views expressed in this report reflect those of the portfolio manager only through

Semiannual Report

Spartan Connecticut Municipal Income Fund
Fund Talk: The Manager's Overview - continued

the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: high level of current income, exempt from federal and Connecticut personal income tax

Fund number: 407

Trading symbol: FICNX

Start date: October 29, 1987

Size: as of May 31, 2001, more than $385 million

Manager: George Fischer, since 1996; manager, various Fidelity and Spartan municipal income funds; joined Fidelity in 1989

George Fischer on the weaker economy's effect on Connecticut municipal issuers:

"Weakening economic conditions have forced most states - including Connecticut - and municipalities to re-evaluate their current budgets and assumptions about the future. A slowing economy has curtailed tax receipts, and the stock market's earlier sell-off has cut into revenue generated by taxes on stock-option profits and capital gains. This financial pinch has been exacerbated by rising expenses. Just a short time after enjoying surpluses, many issuers across the country now are considering cutting spending. As a manager of municipal bond funds, my job is to monitor the economy's ebbs and flows to determine how they'll affect the revenue collections. So far, I think that the issuers of bonds in which the fund invests have done a decent job dealing with slower revenue growth. But, as always, I'll keep a close eye on developments, looking for problems stemming from a slower economy."

  At the end of the period, the fund had 7.9% of net assets in bonds issued by Puerto Rico. As a territory of the United States, Puerto Rico can issue bonds that are free from taxes in all 50 states. When the supply of Connecticut municipals is limited or their prices look expensive, the manager occasionally invests in Puerto Rico bonds.

Semiannual Report

Spartan Connecticut Municipal Income Fund

Investment Changes

Top Five Sectors as of May 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	36.2	30.8
Special Tax	13.5	15.9
Health Care	12.5	14.8
Education	8.8	9.8
Escrowed/Pre-Refunded	7.5	6.6
Average Years to Maturity as of May 31, 2001
		6 months ago
Years	13.0	13.7
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of May 31, 2001
6 months ago
Years	6.4	6.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (Moody's Ratings)
As of May 31, 2001	As of November 30, 2000
Aaa 67.5%	Aaa 66.3%
Aa, A 25.3%	Aa, A 23.2%
Baa 4.4%	Baa 7.3%
Short-term Investments 2.8%	Short-term Investments 3.2%

Where Moody's ratings are not available, we have used S&P ® ratings. Amounts shown are as a percentage of the fund's investments.

Semiannual Report

Spartan Connecticut Municipal Income Fund

Investments May 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.4%
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Connecticut - 89.5%
Branford Gen. Oblig.:
5% 5/15/05 (MBIA Insured)	Aaa	$ 1,400,000	$ 1,470,392
5.25% 5/15/13 (MBIA Insured)	Aaa	500,000	528,970
7% 6/15/08 (FGIC Insured)	Aaa	500,000	587,795
7% 6/15/09 (FGIC Insured)	Aaa	500,000	593,560
Bridgeport Gen. Oblig. Series A:
6% 9/1/03 (AMBAC Insured)	Aaa	2,000,000	2,118,620
6% 9/1/05 (AMBAC Insured)	Aaa	4,000,000	4,357,520
6% 7/15/11 (FGIC Insured)	Aaa	1,320,000	1,488,538
6.125% 7/15/15 (FGIC Insured)	Aaa	6,235,000	6,929,828
6.5% 9/1/07 (AMBAC Insured)	Aaa	2,290,000	2,601,646
Connecticut Arpt. Rev. (Bradley Int'l. Arpt. Proj.) Series A:
5.125% 10/1/31 (FGIC Insured) (d)	Aaa	7,250,000	6,996,975
5.25% 10/1/09 (FGIC Insured) (d)	Aaa	3,100,000	3,297,904
5.25% 10/1/10 (FGIC Insured) (d)	Aaa	3,390,000	3,595,943
5.25% 10/1/11 (FGIC Insured) (d)	Aaa	4,150,000	4,374,723
5.25% 10/1/12 (FGIC Insured) (d)	Aaa	4,075,000	4,261,554
Connecticut Clean Wtr. Fund Rev.:
Series 1991, 7% 1/1/11	Aaa	140,000	143,150
5.75% 3/1/07	Aaa	2,115,000	2,315,079
6% 10/1/12	Aaa	6,000,000	6,800,760
6.8% 7/1/05	Aaa	130,000	132,911
Connecticut Dev. Auth. Rev. (Hartford Civic Ctr. Proj.) Series A:
6% 11/15/07	A1	1,525,000	1,696,639
6% 11/15/08	A1	1,525,000	1,704,218
6% 11/15/09	A1	1,525,000	1,706,155
Connecticut Dev. Auth. Wtr. Facilities Rev. (Bridgeport Hydraulic Proj.) 6.15% 4/1/35 (MBIA Insured) (d)	Aaa	3,000,000	3,177,420
Connecticut Gen. Oblig.:
(College Savings Plan Proj.) Series B:
0% 11/1/06	Aa2	1,800,000	1,450,080
0% 11/1/09	Aa2	4,000,000	2,758,080
Series 1997 D, 5.5% 12/1/07	Aa2	1,235,000	1,339,876
Series 1998 B, 5.5% 3/15/08	Aa2	3,850,000	4,175,287
Series 1999 B, 5.875% 11/1/16	Aa2	4,550,000	4,926,103
Series 2000 A:
6% 3/1/07	Aa2	7,000,000	7,736,330
6% 4/15/17	Aa2	5,840,000	6,393,807
Series 2000 C, 6.5% 11/1/07	Aa2	1,000,000	1,132,440
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Connecticut - continued
Connecticut Gen. Oblig.: - continued
Series A:
5.25% 6/15/12 (FGIC Insured)	Aa2	$ 1,975,000	$ 2,083,823
5.25% 3/1/13	Aa2	1,500,000	1,558,260
6% 3/1/06	Aa2	2,700,000	2,959,200
6.1% 3/15/02	Aa2	1,000,000	1,026,340
Series B:
5.25% 6/15/07	Aa2	1,410,000	1,508,037
5.5% 11/1/17	Aa2	1,500,000	1,571,550
5.75% 11/1/10	Aa2	1,000,000	1,109,320
5.75% 6/15/12	Aa2	1,500,000	1,637,115
5.875% 6/15/17	Aa2	1,500,000	1,615,110
6% 10/1/05	Aa2	6,430,000	7,044,965
Series E:
6% 3/15/12	Aa2	1,365,000	1,540,266
6% 3/15/12 (Escrowed to Maturity) (e)	Aa3	35,000	39,283
Connecticut Health & Edl. Facilities Auth. Rev.:
(Bristol Hosp. Proj.) Series A:
7% 7/1/09 (MBIA Insured)	Aaa	1,750,000	1,771,630
7% 7/1/20 (MBIA Insured)	Aaa	4,180,000	4,230,453
(Connecticut College Proj.) Series B, 6.625% 7/1/11 (MBIA Insured) (Pre-Refunded to 7/1/01 @ 102) (e)	Aaa	1,200,000	1,227,240
(Danbury Hosp. Proj.) Series G, 5.625% 7/1/25 (AMBAC Insured)	Aaa	4,695,000	4,858,762
(Greenwich Hosp. Proj.) Series A, 5.8% 7/1/26 (MBIA Insured)	Aaa	6,210,000	6,502,429
(Hebrew Home & Hosp. Proj.) Series B:
5.15% 8/1/28	AAA	2,500,000	2,446,975
5.2% 8/1/38	AAA	4,190,000	4,111,479
(Hosp. for Spl. Care Issue Proj.) Series B:
5.375% 7/1/17	Baa2	2,700,000	2,353,293
5.5% 7/1/27	Baa2	2,500,000	2,098,825
(Kent School Proj.) Series B:
5.1% 7/1/07 (MBIA Insured)	Aaa	265,000	278,587
5.25% 7/1/08 (MBIA Insured)	Aaa	305,000	320,695
(Loomis Chaffee School Proj.) Series C, 5.5% 7/1/26 (MBIA Insured)	Aaa	1,430,000	1,451,579
(Lutheran Gen. Health Care Sys. Proj.) 7.375% 7/1/19 (Escrowed to Maturity) (e)	Aaa	3,195,000	3,894,673
(New Britain Gen. Hosp. Proj.) Series B, 6% 7/1/24 (AMBAC Insured)	Aaa	1,940,000	2,027,882
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
(New Britain Memorial Hosp. Proj.) Series A, 7.75% 7/1/22 (Pre-Refunded to 7/1/02 @ 102) (e)	AAA	$ 6,500,000	$ 6,967,090
(Quinnipiac College Proj.) Series D:
6% 7/1/13	BBB-	1,300,000	1,304,875
6% 7/1/23	BBB-	940,000	937,650
(Sacred Heart Univ. Proj.):
Series A, 6.85% 7/1/22, LOC Fleet Nat'l. Bank, Providence (Pre-Refunded to 7/1/02 @ 102) (e)	Baa3	1,000,000	1,061,320
Series C:
6% 7/1/06 (Escrowed to Maturity) (e)	Baa3	190,000	208,012
6.5% 7/1/16 (Pre-Refunded to 7/1/06 @ 102) (e)	Baa3	3,020,000	3,424,740
(Saint Raphael Hosp. Proj.) Series H:
5.25% 7/1/14 (AMBAC Insured)	Aaa	4,050,000	4,212,243
6.5% 7/1/11 (AMBAC Insured)	Aaa	3,280,000	3,813,918
6.5% 7/1/13 (AMBAC Insured)	Aaa	3,125,000	3,647,281
(Sharon Health Care, Inc. Proj.) Series A:
8.75% 7/1/06 (Pre-Refunded to 7/1/01 @ 103) (e)	AAA	450,000	465,368
9% 7/1/13 (Pre-Refunded to 7/1/01 @ 103) (e)	AAA	1,300,000	1,344,577
9.2% 7/1/21 (Pre-Refunded to 7/1/01 @ 103) (e)	AAA	1,500,000	1,551,645
(Trinity College Issue Prog.) Series E, 5.875% 7/1/26 (MBIA Insured)	Aaa	3,500,000	3,669,645
(Veterans Memorial Med. Ctr. Proj.) Series A:
5.5% 7/1/26 (MBIA Insured)	Aaa	3,770,000	3,826,889
6.25% 7/1/05 (MBIA Insured)	Aaa	2,265,000	2,481,262
(Yale Univ. Proj.) 5.929% 6/10/30	Aaa	10,400,000	10,682,770
Connecticut Higher Ed. Supplemental Ln. Auth. Rev.:
(Family Ed. Ln. Prog.) Series A:
5.5% 11/15/09 (d)	A1	985,000	1,027,828
7.2% 11/15/10 (d)	A1	645,000	661,770
Series A:
7.375% 11/15/05 (d)	A1	385,000	385,963
7.5% 11/15/10 (d)	A1	1,305,000	1,308,393
Connecticut Hsg. Fin. Auth. Rev. (Hsg. Mtg. Fin. Prog.) Series B, 6.2% 5/15/12	Aa2	2,500,000	2,603,575
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Connecticut - continued
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series A:
6% 1/1/04 (MBIA Insured)	Aaa	$ 1,790,000	$ 1,901,839
6% 1/1/05 (MBIA Insured)	Aaa	1,880,000	2,028,614
6% 1/1/06 (MBIA Insured)	Aaa	2,000,000	2,184,900
Connecticut Resources Recovery Auth. (Mid-Connecticut Sys. Proj.) Series A, 5.25% 11/15/08 (MBIA Insured)	Aaa	3,300,000	3,530,538
Connecticut Resources Recovery Auth. Resources Recovery Rev.:
(Bridgeport Resco LP Proj.) 5.375% 1/1/06 (MBIA Insured)	Aaa	500,000	532,125
(Fuel Co. Proj.) Series A:
5.125% 11/15/13 (MBIA Insured) (d)	Aaa	3,000,000	3,044,430
5.5% 11/15/09 (MBIA Insured) (d)	Aaa	2,000,000	2,145,020
Connecticut Spl. Assessment Second Injury Fund Series 2000 A, 5.125% 1/1/13 (FSA Insured)	Aaa	2,000,000	2,072,680
Connecticut Spl. Tax Oblig. Rev. (Trans. Infrastructure Proj.):
Series 1996 C, 6% 10/1/08 (MBIA Insured)	Aaa	1,000,000	1,120,500
Series A:
5.125% 9/1/05	A1	2,250,000	2,368,080
5.5% 11/1/06 (FSA Insured)	Aaa	1,000,000	1,083,620
7.125% 6/1/10	Aaa	3,550,000	4,263,231
Series B:
0% 6/1/08	A1	3,500,000	2,577,680
5.4% 10/1/10 (MBIA Insured)	Aaa	2,545,000	2,695,104
5.5% 11/1/07 (FSA Insured)	Aaa	7,300,000	7,938,385
6.125% 9/1/12	A1	5,115,000	5,768,186
6.15% 9/1/09	A1	1,500,000	1,693,260
6.5% 10/1/07 (Escrowed to Maturity) (e)	Aaa	2,250,000	2,569,410
6.5% 10/1/10	A1	3,400,000	3,942,334
6.5% 10/1/12	A1	7,100,000	8,277,606
Eastern Connecticut Resources Recovery Auth. Solid Waste Rev. (Wheelabrator Lisbon Proj.) Series A, 5% 1/1/04 (d)	BBB	1,000,000	997,100
Meriden Gen. Oblig.:
6.25% 8/1/05 (FGIC Insured)	Aaa	1,500,000	1,652,010
6.25% 8/1/06 (FGIC Insured)	Aaa	2,000,000	2,232,780
Naugatuck Gen. Oblig.:
7.25% 9/1/04 (MBIA Insured)	Aaa	215,000	239,749
7.4% 9/1/07 (MBIA Insured)	Aaa	370,000	439,708
7.4% 9/1/08 (MBIA Insured)	Aaa	370,000	445,832
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Connecticut - continued
New Britain Gen. Oblig.:
Series B, 6% 3/1/12 (MBIA Insured)	Aaa	$ 2,000,000	$ 2,257,900
6% 4/15/07 (AMBAC Insured)	Aaa	1,615,000	1,789,953
6% 2/1/12 (MBIA Insured)	Aaa	400,000	451,268
7% 4/1/07 (MBIA Insured)	Aaa	580,000	670,770
7% 4/1/08 (MBIA Insured)	Aaa	580,000	679,203
New Haven Gen. Oblig.:
Series A, 6% 8/1/05 (FGIC Insured)	Aaa	3,410,000	3,722,936
6% 2/15/05 (FGIC Insured)	Aaa	1,650,000	1,786,340
7% 2/15/03 (FGIC Insured)	Aaa	1,000,000	1,062,470
7% 2/15/04 (FGIC Insured)	Aaa	1,150,000	1,253,799
7% 2/15/05 (FGIC Insured)	Aaa	750,000	836,325
8.25% 8/15/01	A3	640,000	646,272
Newtown Gen. Oblig. 6% 6/15/06 (MBIA Insured)	Aaa	785,000	865,392
North Thompsonville Fire District #10:
6.75% 6/1/07 (MBIA Insured)	Aaa	180,000	206,732
6.75% 6/1/08 (MBIA Insured)	Aaa	190,000	220,592
6.75% 6/1/09 (MBIA Insured)	Aaa	200,000	234,206
6.75% 6/1/10 (MBIA Insured)	Aaa	215,000	253,835
6.75% 6/1/11 (MBIA Insured)	Aaa	230,000	273,226
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev. Series 11:
5.625% 8/1/05 (FGIC Insured)	Aaa	4,000,000	4,247,320
5.75% 8/1/12 (FGIC Insured)	Aaa	5,000,000	5,292,950
Stamford Gen. Oblig.:
5.25% 7/15/12	Aaa	5,000,000	5,259,950
6.25% 2/15/03	Aaa	1,725,000	1,813,631
6.25% 2/15/05	Aaa	535,000	584,760
6.6% 1/15/07	Aaa	295,000	335,206
6.6% 1/15/08	Aaa	1,480,000	1,701,526
6.6% 1/15/09	Aaa	1,000,000	1,160,730
Stamford Hsg. Auth. Multifamily Rev. (Fairfield Apts. Proj.) 4.75%, tender 12/1/08 (c)(d)	-	6,000,000	5,756,280
Stratford Gen. Oblig. 7% 6/15/08 (FGIC Insured)	Aaa	500,000	587,795
Univ. of Connecticut Series A:
5.375% 4/1/15	Aa2	1,400,000	1,465,072
5.375% 4/1/16	Aa2	4,475,000	4,658,028
Univ. of Connecticut Rev. (Student Fee Prog.) Series A:
5.75% 11/15/29 (FGIC Insured)	Aaa	6,850,000	7,238,121
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Connecticut - continued
Univ. of Connecticut Rev. (Student Fee Prog.) Series A: - continued
6% 11/15/25 (FGIC Insured)	Aaa	$ 4,000,000	$ 4,340,200
West Hartford Gen. Oblig.:
5% 7/15/11	Aaa	1,500,000	1,551,510
6.5% 7/15/05	Aaa	2,000,000	2,223,680
6.5% 7/15/06	Aaa	2,000,000	2,258,000
Wolcott Gen. Oblig.:
7% 6/15/09 (FGIC Insured)	Aaa	445,000	528,268
7% 6/15/10 (FGIC Insured)	Aaa	440,000	527,190
Woodstock Spl. Oblig. Rev. (Woodstock Academy Proj.) 7% 3/1/08 (AMBAC Insured)	Aaa	725,000	749,657
			344,882,702
Puerto Rico - 7.9%
Puerto Rico Commonwealth Gen. Oblig.:
5.5% 7/1/11 (FGIC Insured) (b)	Aaa	4,600,000	4,905,716
5.75% 7/1/26 (MBIA Insured)	Aaa	5,700,000	6,022,677
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.:
Series 1996 Y, 5% 7/1/36 (FSA Insured)	Aaa	2,750,000	2,675,475
Series V, 6.625% 7/1/12	Baa1	1,750,000	1,817,953
Series Y, 5.5% 7/1/36 (FSA Insured)	Aaa	1,500,000	1,570,305
Puerto Rico Commonwealth Hwy. & Trans. Auth. Rev. Series B, 6% 7/1/31	Baa1	2,250,000	2,437,673
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A, 5.5% 10/1/40 (Escrowed to Maturity) (e)	Aaa	6,215,000	6,374,228
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series AA, 5.375% 7/1/14 (MBIA Insured)	Aaa	3,250,000	3,391,765
Puerto Rico Muni. Fin. Agcy. Series A, 5.5% 8/1/23 (FSA Insured)	Aaa	1,250,000	1,293,613
			30,489,405
TOTAL MUNICIPAL BONDS (Cost $358,003,264)			375,372,107
Municipal Notes - 1.3%
	Principal Amount	Value (Note 1)
Connecticut - 1.3%
Connecticut Gen. Oblig. Participating VRDN:
Series PA 723R, 2.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	$ 2,500,000	$ 2,500,000
Series PT 1246, 2.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	2,500,000	2,500,000
TOTAL MUNICIPAL NOTES (Cost $5,000,000)		5,000,000
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $363,003,264)		380,372,107
NET OTHER ASSETS - 1.3%		4,845,976
NET ASSETS - 100%		$ 385,218,083
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(b) Security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	88.4%	AAA, AA, A	92.1%
Baa	3.5%	BBB	3.1%
Ba	0.0%	BB	0.0%
B	0.0%	B	0.0%
Caa	0.0%	CCC	0.0%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
Purchases and sales of securities, other than short-term securities, aggregated $78,364,930 and $40,600,925, respectively.
The market value of futures contracts opened and closed during the period amounted to $3,550,522 and $7,262,552, respectively.
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	36.2%
Special Tax	13.5
Health Care	12.5
Education	8.8
Escrowed/Pre-Refunded	7.5
Transportation	6.6
Water & Sewer	5.7
Others* (individually less than 5%)	9.2
100.0%
* Includes short-term investments and net other assets.
Income Tax Information

At May 31, 2001, the aggregate cost of investment securities for income tax purposes was $363,003,264. Net unrealized appreciation aggregated $17,368,843, of which $19,079,990 related to appreciated investment securities and $1,711,147 related to depreciated investment securities.

At November 30, 2000, the fund had a capital loss carryforward of approximately $617,000 all of which will expire on November 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Connecticut Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	May 31, 2001 (Unaudited)
Assets
Investment in securities, at value (cost $363,003,264) - See accompanying schedule		$ 380,372,107
Cash		4,765,309
Receivable for fund shares sold		121,797
Interest receivable		5,659,503
Other receivables		30,920
Total assets		390,949,636
Liabilities
Payable for investments purchased on a delayed delivery basis	$ 4,890,628
Payable for fund shares redeemed	234,485
Distributions payable	437,730
Accrued management fee	119,304
Other payables and accrued expenses	49,406
Total liabilities		5,731,553
Net Assets		$ 385,218,083
Net Assets consist of:
Paid in capital		$ 366,620,650
Distributions in excess of net investment income		(17,933)
Accumulated undistributed net realized gain (loss) on investments		1,246,523
Net unrealized appreciation (depreciation) on investments		17,368,843
Net Assets, for 33,821,732 shares outstanding		$ 385,218,083
Net Asset Value, offering price and redemption price per share ($385,218,083 ÷ 33,821,732 shares)		$11.39

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Connecticut Municipal Income Fund
Financial Statements - continued

Statement of Operations

	Six months ended May 31, 2001 (Unaudited)
Investment Income Interest		$ 9,450,389
Expenses
Management fee	$ 698,361
Transfer agent fees	128,713
Accounting fees and expenses	56,394
Non-interested trustees' compensation	790
Custodian fees and expenses	3,361
Registration fees	22,037
Audit	15,584
Legal	4,379
Miscellaneous	85
Total expenses before reductions	929,704
Expense reductions	(156,081)	773,623
Net investment income		8,676,766
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	2,349,435
Futures contracts	247,288	2,596,723
Change in net unrealized appreciation (depreciation) on:
Investment securities	6,259,822
Futures contracts	(73,539)	6,186,283
Net gain (loss)		8,783,006
Net increase (decrease) in net assets resulting from operations		$ 17,459,772

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Connecticut Municipal Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2001 (Unaudited)	Year ended November 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 8,676,766	$ 16,559,937
Net realized gain (loss)	2,596,723	(503,229)
Change in net unrealized appreciation (depreciation)	6,186,283	7,062,730
Net increase (decrease) in net assets resulting from operations	17,459,772	23,119,438
Distributions to shareholders From net investment income	(8,701,810)	(16,597,375)
From net realized gain	(31,389)	-
Total distributions	(8,733,199)	(16,597,375)
Share transactions Net proceeds from sales of shares	44,981,545	54,643,783
Reinvestment of distributions	6,231,855	11,897,349
Cost of shares redeemed	(21,909,536)	(72,012,949)
Net increase (decrease) in net assets resulting from share transactions	29,303,864	(5,471,817)
Redemption fees	3,092	21,396
Total increase (decrease) in net assets	38,033,529	1,071,642
Net Assets
Beginning of period	347,184,554	346,112,912
End of period (including under (over) distribution of net investment income of $(17,933) and $13,583, respectively)	$ 385,218,083	$ 347,184,554
Other Information Shares
Sold	3,938,070	5,009,609
Issued in reinvestment of distributions	546,942	1,091,583
Redeemed	(1,922,781)	(6,657,632)
Net increase (decrease)	2,562,231	(556,440)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 11.110	$ 10.880	$ 11.580	$ 11.420	$ 11.240	$ 11.200
Income from Investment Operations Net investment income	.267 D	.549 D	.526	.541	.559	.569
Net realized and unrealized gain (loss)	.281	.233	(.651)	.260	.190	.039
Total from investment operations	.548	.782	(.125)	.801	.749	.608
Less Distributions
From net investment income	(.267)	(.553)	(.526)	(.541)	(.559)	(.569)
From net realized gain	(.001)	-	(.029)	(.100)	(.010)	-
In excess of net realized gain	-	-	(.021)	-	-	-
Total distributions	(.268)	(.553)	(.576)	(.641)	(.569)	(.569)
Redemption fees added to paid in capital	.000	.001	.001	.000	.000	.001
Net asset value, end of period	$ 11.390	$ 11.110	$ 10.880	$ 11.580	$ 11.420	$ 11.240
Total Return B, C	4.96%	7.41%	(1.12)%	7.20%	6.88%	5.65%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 385,218	$ 347,185	$ 346,113	$ 373,433	$ 341,633	$ 334,620
Ratio of expenses to average net assets	.50% A	.51%	.55%	.55%	.55%	.55%
Ratio of expenses to average net assets after expense reductions	.42% A, E	.42% E	.49% E	.54% E	.55%	.52% E
Ratio of net investment income to average net assets	4.70% A	5.04%	4.69%	4.71%	4.98%	5.15%
Portfolio turnover rate	23% A	27%	23%	8%	12%	30%

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Connecticut Municipal Money Market Fund

Performance: The Bottom Line

To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in value of an investment, assuming reinvestment of the fund's dividend income, but does not include the effect of the fund's $5 account closeout fee on an average-sized account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended May 31, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Spartan CT Municipal Money Market	1.52%	3.38%	16.41%	34.45%
Connecticut Tax-Free Money Market Funds Average	1.38%	3.08%	14.92%	30.48%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the Connecticut tax-free money market funds average, which reflects the performance of tax-free money market funds with similar objectives tracked by iMoneyNet, Inc. The past six months average represents a peer group of 11 money market funds.

Average Annual Total Returns

Periods ended May 31, 2001	Past 1 year	Past 5 years	Past 10 years
Spartan CT Municipal Money Market	3.38%	3.09%	3.00%
Connecticut Tax-Free Money Market Funds Average	3.08%	2.82%	2.69%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Semiannual Report

Performance - continued

Spartan Connecticut Municipal Money Market Fund

Yields

	5/28/01	2/26/01	11/27/00	8/28/00	5/29/00
Spartan Connecticut Municipal Money Market Fund	2.56%	2.96%	3.69%	3.56%	3.59%

Connecticut Tax-Free Money Market Funds Average	2.27%	2.66%	3.31%	3.31%	3.31%

Spartan Connecticut Municipal Money Market Fund - Tax-equivalent	4.21%	4.83%	6.02%	5.82%	5.87%

Portion of fund's income subject to state taxes	8.14%	14.98%	22.96%	19.15%	24.18%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the Connecticut tax-free money market funds average as tracked by iMoneyNet, Inc. or you can look at the fund's tax-equivalent yield, which is based on a combined effective federal and state income tax rate of 38.88%. The fund's yields mentioned above reflect that a portion of the fund's income was subject to state taxes. A portion of the fund's income may be subject to the federal alternative minimum tax.

A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Comparing
Performance

Yields on tax-free investments are usually lower than yields on taxable investments. However, a straight comparison between the two may be misleading because it ignores the way taxes reduce taxable returns. Tax-equivalent yield - the yield you'd have to earn on a similar taxable investment to match the tax-free yield - makes the comparison more meaningful. Keep in mind that the U.S. government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money market fund will maintain a $1 share price.

Semiannual Report

Spartan Connecticut Municipal Money Market Fund

Fund Talk: The Managers' Overview

(Portfolio Manager photograph)
Note to shareholders: Kim Miller (right) became Portfolio Manager of Spartan Connecticut Municipal Money Market Fund on May 1, 2001. The following is an interview with Norm Lind (left), who managed the fund during most of the period covered by this report, with additional comments from Kim Miller.

Q. Norm, what was the investment environment like during the six months that ended May 31, 2001?

N.L. The Federal Reserve Board's rate-cutting policy dominated discussion. At the end of 2000, U.S. economic growth started to trend downward. Industrial production declined and corporate spending diminished within a climate of a struggling stock market and rising energy prices. Despite higher fuel costs, however, inflation remained under control. In order to reduce the possibility of a recession, the Fed lowered the rate banks charge each other for overnight loans - known as the fed funds target rate - five times. The Fed surprised the market by implementing the first rate cut of a half-percentage point a few days into 2001, well in advance of its next scheduled meeting. Continued concerns about the stalling economy encouraged the Fed to follow through with four more half-percentage point reductions. Three of these moves came at the Fed's regularly scheduled meetings in January, March and May. The fourth was another surprise cut in April, also between regularly scheduled Fed meetings. All in all, the Fed reduced the fed funds target rate from 6.50% at the beginning of 2001 to 4.00% at the end of May 2001.

Q. Were there any developments of note specific to the municipal money market during the period?

N.L. Yes, there were. Municipal money market funds did not experience the same kind of cash inflows and outflows that usually occur at different points during the year. For example, investors typically take assets out of money market funds in December and April in order to meet tax payments, and January usually brings with it a significant influx of new assets to money market funds. This year, withdrawals in December and April were lower than anticipated, and inflows in January were higher than normal. There were two main reasons for this anomaly. First, yields in the municipal money market remained attractive relative to alternatives in the taxable market. Second, with the equity markets experiencing some protracted struggles, investors were attracted to less-volatile investments such as money market funds.

Q. What was your approach with the fund?

N.L. With interest rates on the decline, our approach centered on investing in longer-term maturities to lengthen the average maturity of the fund. We did so in order to lock in higher rates in a declining rate environment. However, there were two factors that made it difficult for us to extend the average maturity at times. Any new capital coming into the fund by nature shortened the average maturity. In addition, the constrained supply of new issuance in the Connecticut market was swallowed up quickly, and we needed to be aggressive in securing new deals when they came to market. Further, we invested the fund in out-of-state securities - within the limits of the fund's investment policies - in order to provide shareholders with a higher tax-adjusted yield. In certain cases, yields on Connecticut obligations were sufficiently low so that comparable out-of-state obligations offered a higher tax-adjusted yield even though they were subject to Connecticut tax. Although more of shareholders' income will be taxable than if we had exclusively purchased Connecticut obligations, shareholders may be able to retain more of the fund's dividends after taxes are taken into account.

Semiannual Report

Spartan Connecticut Municipal Money Market Fund
Fund Talk: The Managers' Overview - continued

Q. How did the fund perform?

N.L. The fund's seven-day yield on May 31, 2001, was 2.58%, compared to 3.65% six months ago. The more recent seven-day yield was the equivalent of a 4.20% taxable rate of return for Connecticut investors in the 38.88% combined state and federal income tax bracket. The fund's yields reflect that a portion of its income was subject to state taxes. Through May 31, 2001, the fund's six-month total return was 1.52%, compared to 1.38% for the Connecticut tax-free money market funds average, according to iMoneyNet, Inc.

Q. Turning to you, Kim, what's your outlook?

K.M. There are differing opinions as to when the Fed will finish its program of easing rates designed to stimulate the economy. Many economists and market commentators believe the Fed is very close to being done; others feel we will witness more rate cuts at the next two or three meetings. Within this environment, I'm using this divergence of opinion to find pockets of opportunity along all parts of the yield curve, while maintaining a bias toward keeping the average maturity on the long side. Another aspect that bodes well for the municipal money market is that municipal money market securities remain relatively cheap on an after-tax basis.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: high current income exempt from federal and, to the extent possible, from Connecticut personal income tax, while maintaining share price stability by investing in high-quality, short-term Connecticut municipal money market securities

Fund number: 425

Trading symbol: SPCXX

Start date: March 4, 1991

Size: as of May 31, 2001, more than $222 million

Manager: Kim Miller, since May 2001; manager, various Fidelity and Spartan municipal money market funds; joined Fidelity in 1990

Semiannual Report

Spartan Connecticut Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 5/31/01	% of fund's investments 11/30/00	% of fund's investments 5/31/00
0 - 30	76.2	69.9	64.6
31 - 90	11.6	10.4	11.2
91 - 180	6.0	5.0	20.6
181 - 397	6.2	14.7	3.6
Weighted Average Maturity
	5/31/01	11/30/00	5/31/00
Spartan Connecticut Municipal Money Market Fund	37 Days	55 Days	43 Days
Connecticut Tax-Free Money Market Funds Average *	36 Days	50 Days	46 Days
Asset Allocation (% of fund's net assets)
As of May 31, 2001	As of November 30, 2000
Variable Rate Demand Notes (VRDNs) 66.5%	Variable Rate Demand Notes (VRDNs) 47.8%
Commercial Paper (including CP Mode) 3.3%	Commercial Paper (including CP Mode) 11.3%
Tender Bonds 4.3%	Tender Bonds 4.7%
Municipal Notes 16.1%	Municipal Notes 12.4%
Municipal Money Market Funds 6.0%	Municipal Money Market Funds 19.5%
Other Investments and Net Other Assets 3.8%	Other Investments and Net Other Assets 4.3%

*Source: iMoneyNet, Inc.

Semiannual Report

Spartan Connecticut Municipal Money Market Fund

Investments May 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 98.1%
	Principal Amount	Value (Note 1)
Connecticut - 80.3%
Bridgeport Gen. Oblig. BAN Series B, 2.99% 7/18/01	$ 1,300,000	$ 1,300,000
Connecticut Arpt. Rev. Participating VRDN:
Series BS 01 128, 3.2% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(d)(e)	1,285,000	1,285,000
Series BS 01 129, 2.92% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(d)(e)	1,615,000	1,615,000
Connecticut Dev. Auth. Arpt. Facilities Rev. (Bradley Arpt. Hotel Proj.):
Series 1997 A, 2.9%, LOC Kredietbank, VRDN (a)	1,000,000	1,000,000
Series 1997 B, 2.9%, LOC Chase Manhattan Bank, VRDN (a)	1,000,000	1,000,000
Series 1997 C, 2.9%, LOC Fleet Nat'l. Bank, VRDN (a)	370,000	370,000
Connecticut Dev. Auth. Health Care Rev. (Corp. for Independent Living Proj.) Series 1990, 2.7%, LOC Chase Manhattan Bank, VRDN (a)	6,500,000	6,500,000
Connecticut Dev. Auth. Indl. Dev. Rev.:
(Rojo Enterprises LLC Proj.) 2.9%, LOC Fleet Bank NA, VRDN (a)	900,000	900,000
(W.E. Bassett Co. Proj.) Series 1986, 3.55%, LOC Fleet Bank NA, VRDN (a)(d)	600,000	600,000
Connecticut Dev. Auth. Poll. Cont. Rev.:
Bonds (New England Pwr. Co. Proj.) Series 1999, 3.15% tender 8/13/01, CP mode	1,600,000	1,600,000
(Connecticut Lt. & Pwr. Co. Proj.) Series 1996 A, 2.85% (AMBAC Insured) (BPA Bank of New York NA), VRDN (a)(d)	8,000,000	8,000,000
Connecticut Gen. Oblig.:
Bonds Series A, 6.1% 3/15/02	1,000,000	1,024,035
Participating VRDN:
Series EGL 94 0701, 2.8% (Liquidity Facility Citibank NA, New York) (a)(e)	7,700,000	7,700,000
Series PA 720R, 2.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,495,000	5,495,000
Series PT 1246, 2.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,145,000	4,145,000
Series Putters 190, 2.78% (Liquidity Facility Morgan Guaranty Trust Co., NY) (a)(e)	5,345,000	5,345,000
Series B, 2.6% (BPA Bayerische Landesbank Girozentrale), VRDN (a)	8,000,000	8,000,000
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds (Yale Univ. Proj.):
Series S1, 3% tender 9/12/01, CP mode	2,700,000	2,700,000
Series S2, 3.15% tender 7/12/01, CP mode	3,200,000	3,200,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
(Yale Univ. Proj.):
Series U1, 2.45%, VRDN (a)	$ 9,650,000	$ 9,650,000
Series U2, 2.45%, VRDN (a)	9,700,000	9,700,000
Connecticut Hsg. Fin. Auth. Rev.:
Participating VRDN:
Series Merlots 97 L, 3.06% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(d)(e)	1,385,000	1,385,000
Series PT 81, 2.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	940,000	940,000
(Hsg. Mtg. Fin. Prog.):
Series 1990 D, 3%, VRDN (a)(d)	2,541,000	2,541,000
Series 1995 G, 2.65% (AMBAC Insured) (BPA Morgan Guaranty Trust Co., NY), VRDN (a)	1,800,000	1,800,000
Series B3, 2.7% (AMBAC Insured), VRDN (a)(d)	2,400,000	2,400,000
Connecticut Spl. Assessment Unemployment Compensation Advisor Fund Rev. Bonds Series 1993 C, 4.35%, tender 7/1/01 (FGIC Insured) (a)	9,600,000	9,600,000
Connecticut Spl. Tax Oblig. Rev.:
Bonds (Trans. Infrastructure Proj.) Series A, 8% 6/1/01	2,000,000	2,000,000
Participating VRDN:
Putters 01 168, 2.78% (Liquidity Facility Morgan Guaranty Trust Co., NY) (a)(e)	3,735,000	3,735,000
Series PT 368, 2.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	2,400,000	2,400,000
(Trans. Infrastructure Proj.) Series 1, 2.7%, LOC Commerzbank AG, VRDN (a)	14,180,000	14,180,000
Series 2000 1, 2.85% (FGIC Insured), VRDN (a)	16,100,000	16,100,002
Cromwell Gen. Oblig. BAN 4.9% 6/15/01	1,000,000	1,000,225
Danbury Hsg. Auth. 2.77%, LOC First Union Nat'l. Bank, North Carolina, VRDN (a)	2,400,000	2,400,000
East Haven Gen. Oblig. BAN 4.5% 12/13/01	1,600,000	1,602,211
Farmington Gen. Oblig. BAN 3.25% 3/26/02	4,200,000	4,208,631
Groton Town Gen. Oblig. BAN 4.3% 6/12/01	2,000,000	2,000,088
Hartford Redev. Agcy. Multi-family Mtg. Rev. (Underwood Towers Proj.) 2.7% (FSA Insured) (BPA Societe Generale), VRDN (a)	2,400,000	2,400,000
Manchester Gen. Oblig. BAN 4.75% 7/6/01	2,350,000	2,351,102
Old Saybrook Gen. Oblig. BAN 4.625% 8/22/01	2,130,000	2,132,001
Reg'l. School District #008 BAN 3.4% 5/2/02	3,000,000	3,013,363
Reg'l. School District #009 BAN 3.2% 5/21/02	3,700,000	3,716,408
Seymour Gen. Oblig. BAN 5% 9/20/01 (BPA Fleet Nat'l. Bank)	5,900,000	5,912,380
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Connecticut - continued
Shelton Gen. Oblig. BAN 4.5% 11/15/01	$ 4,405,000	$ 4,409,815
West Haven Gen. Oblig. BAN 4.5% 7/17/01	2,765,000	2,765,953
Westport Gen. Oblig. Bonds 5% 8/15/01	1,050,000	1,051,667
Wolcott Gen. Oblig. BAN 3.25% 8/9/01	1,225,000	1,225,390
		178,399,271
Puerto Rico - 11.8%
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN Series PT 1226, 2.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	6,535,000	6,535,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Rev. Participating VRDN Series RobIns 14, 2.6% (Liquidity Facility Bank of New York NA) (a)(e)	8,000,000	8,000,000
Puerto Rico Commonwealth Infrastructure Fing. Auth. Participating VRDN Series SGA 107, 3.1% (Liquidity Facility Societe Generale) (a)(e)	2,200,000	2,200,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN Series Putters 147, 2.6% (Liquidity Facility Morgan Guaranty Trust Co., NY) (a)(e)	3,660,000	3,660,000
Puerto Rico Hwy. & Trans. Auth. Participating VRDN Series BS 00 91, 3.1% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	5,800,000	5,800,000
		26,195,000
	Shares
Other - 6.0%
Fidelity Municipal Cash Central Fund, 3.29% (b)(c)	13,246,426	13,246,426
TOTAL INVESTMENT PORTFOLIO - 98.1%		217,840,697
NET OTHER ASSETS - 1.9%		4,261,323
NET ASSETS - 100%		$ 222,102,020
Total Cost for Income Tax Purposes $ 217,840,697
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
Income Tax Information
At November 30, 2000, the fund had a capital loss carryforward of approximately $3,000 all of which will expire on November 30, 2006.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Connecticut Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	May 31, 2001 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule		$ 217,840,697
Cash		2,074,865
Receivable for fund shares sold		466,202
Interest receivable		1,877,685
Other receivables		11,680
Total assets		222,271,129
Liabilities
Distributions payable	$ 80,026
Accrued management fee	88,485
Other payables and accrued expenses	598
Total liabilities		169,109
Net Assets		$ 222,102,020
Net Assets consist of:
Paid in capital		$ 222,099,232
Accumulated net realized gain (loss) on investments		2,788
Net Assets, for 222,099,230 shares outstanding		$ 222,102,020
Net Asset Value, offering price and redemption price per share ($222,102,020 ÷ 222,099,230 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Connecticut Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Six months ended May 31, 2001 (Unaudited)
Investment Income Interest		$ 3,619,813
Expenses
Management fee	$ 517,624
Non-interested trustees' compensation	395
Total expenses before reductions	518,019
Expense reductions	(31,441)	486,578
Net investment income		3,133,235
Net Realized Gain (Loss) on Investments		5,333
Net increase in net assets resulting from operations		$ 3,138,568

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Connecticut Municipal Money Market Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2001 (Unaudited)	Year ended November 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 3,133,235	$ 6,518,966
Net realized gain (loss)	5,333	35
Net increase (decrease) in net assets resulting from operations	3,138,568	6,519,001
Distributions to shareholders from net investment income	(3,133,235)	(6,518,966)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	106,162,069	187,696,431
Reinvestment of distributions from net investment income	2,567,892	5,492,004
Cost of shares redeemed	(93,206,665)	(180,859,747)
Net increase (decrease) in net assets resulting from share transactions	15,523,296	12,328,688
Total increase (decrease) in net assets	15,528,629	12,328,723
Net Assets
Beginning of period	206,573,391	194,244,668
End of period	$ 222,102,020	$ 206,573,391

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations Net investment income	.015	.035	.027	.030	.031	.030
Less Distributions
From net investment income	(.015)	(.035)	(.027)	(.030)	(.031)	(.030)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C	1.52%	3.51%	2.70%	3.05%	3.12%	3.08%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 222,102	$ 206,573	$ 194,245	$ 190,039	$ 163,647	$ 186,974
Ratio of expenses to average net assets	.50% A	.50%	.50%	.50%	.50%	.50%
Ratio of expenses to average net assets after expense reductions	.47% A, D	.49% D	.49% D	.49% D	.50%	.50%
Ratio of net investment income to average net assets	3.03% A	3.46%	2.67%	3.00%	3.08%	3.04%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the account closeout fee and for periods of less than one year are not annualized.

D FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Connecticut Municipal Money Market Fund

Performance: The Bottom Line

To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended May 31, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity CT Municipal Money Market	1.49%	3.34%	15.98%	32.78%
Connecticut Tax-Free Money Market Funds Average	1.38%	3.08%	14.92%	30.48%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the Connecticut tax-free money market funds average, which reflects the performance of tax-free money market funds with similar objectives tracked by iMoneyNet, Inc. The past six months average represents a peer group of 11 money market funds.

Average Annual Total Returns

Periods ended May 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity CT Municipal Money Market	3.34%	3.01%	2.88%
Connecticut Tax-Free Money Market Funds Average	3.08%	2.82%	2.69%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Semiannual Report

Performance - continued

Fidelity Connecticut Municipal Money Market Fund

Yields

	5/28/01	2/26/01	11/27/00	8/28/00	5/29/00
Fidelity Connecticut Municipal Money Market Fund	2.52%	2.90%	3.69%	3.58%	3.56%

Connecticut Tax-Free Money Market Funds Average	2.27%	2.66%	3.31%	3.31%	3.31%

Fidelity Connecticut Municipal Money Market Fund - Tax-equivalent	4.12%	4.76%	6.02%	5.85%	5.81%

Portion of fund's income subject to state taxes	0.69%	23.95%	18.26%	19.48%	22.64%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the Connecticut tax-free money market funds average as tracked by iMoneyNet, Inc. or you can look at the fund's tax-equivalent yield, which is based on a combined effective federal and state income tax rate of 38.88%. The fund's yields mentioned above reflect that a portion of the fund's income was subject to state taxes. A portion of the fund's income may be subject to the federal alternative minimum tax.

Comparing
Performance

Yields on tax-free investments are usually lower than yields on taxable investments. However, a straight comparison between the two may be misleading because it ignores the way taxes reduce taxable returns. Tax-equivalent yield - the yield you'd have to earn on a similar taxable investment to match the tax-free yield - makes the comparison more meaningful. Keep in mind that the U.S. government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money market fund will maintain a $1 share price.

A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Semiannual Report

Fidelity Connecticut Municipal Money Market Fund

Fund Talk: The Managers' Overview

(Portfolio Manager photograph)
Note to shareholders: Kim Miller (right) became Portfolio Manager of Fidelity Connecticut Municipal Money Market Fund on May 1, 2001. The following is an interview with Norm Lind (left), who managed the fund during most of the period covered by this report, with additional comments from Kim Miller.

Q. Norm, what was the investment environment like during the six months that ended May 31, 2001?

N.L. The Federal Reserve Board's rate-cutting policy dominated discussion. At the end of 2000, U.S. economic growth started to trend downward. Industrial production declined and corporate spending diminished within a climate of a struggling stock market and rising energy prices. Despite higher fuel costs, however, inflation remained under control. In order to reduce the possibility of a recession, the Fed lowered the rate banks charge each other for overnight loans - known as the fed funds target rate - five times. The Fed surprised the market by implementing the first rate cut of a half-percentage point a few days into 2001, well in advance of its next scheduled meeting. Continued concerns about the stalling economy encouraged the Fed to follow through with four more half-percentage point reductions. Three of these moves came at the Fed's regularly scheduled meetings in January, March and May. The fourth was another surprise cut in April, also between regularly scheduled Fed meetings. All in all, the Fed reduced the fed funds target rate from 6.50% at the beginning of 2001 to 4.00% at the end of May 2001.

Q. Were there any developments of note specific to the municipal money market during the period?

N.L. Yes, there were. Municipal money market funds did not experience the same kind of cash inflows and outflows that usually occur at different points during the year. For example, investors typically take assets out of money market funds in December and April in order to meet tax payments, and January usually brings with it a significant influx of new assets to money market funds. This year, withdrawals in December and April were lower than anticipated, and inflows in January were higher than normal. There were two main reasons for this anomaly. First, yields in the municipal money market remained attractive relative to alternatives in the taxable market. Second, with the equity markets experiencing some protracted struggles, investors were attracted to less-volatile investments such as money market funds.

Q. What was your approach with the fund?

N.L. With interest rates on the decline, our approach centered on investing in longer-term maturities to lengthen the average maturity of the fund. We did so in order to lock in higher rates in a declining rate environment. However, there were two factors that made it difficult for us to extend the average maturity at times. Any new capital coming into the fund by nature shortened the average maturity. In addition, the constrained supply of new issuance in the Connecticut market was swallowed up quickly, and we needed to be aggressive in securing new deals when they came to market. Further, we invested the fund in out-of-state securities - within the limits of the fund's investment policies - in order to provide shareholders with a higher tax-adjusted yield. In certain cases, yields on Connecticut obligations were sufficiently low so that comparable out-of-state obligations offered a higher tax-adjusted yield even though they were subject to Connecticut tax. Although more of shareholders' income will be taxable than if we had exclusively purchased Connecticut obligations, shareholders may be able to retain more of the fund's dividends after taxes are taken into account.

Semiannual Report

Fidelity Connecticut Municipal Money Market Fund
Fund Talk: The Managers' Overview - continued

Q. How did the fund perform?

N.L. The fund's seven-day yield on May 31, 2001, was 2.53%, compared to 3.63% six months ago. The more recent seven-day yield was the equivalent of a 4.14% taxable rate of return for Connecticut investors in the 38.88% combined state and federal income tax bracket. The fund's yields reflect that a portion of its income was subject to state taxes. Through May 31, 2001, the fund's six-month total return was 1.49%, compared to 1.38% for the Connecticut tax-free money market funds average, according to iMoneyNet, Inc.

Q. Turning to you, Kim, what's your outlook?

K.M. There are differing opinions as to when the Fed will finish its program of easing rates designed to stimulate the economy. Many economists and market commentators believe the Fed is very close to being done; others feel we will witness more rate cuts at the next two or three meetings. Within this environment, I'm using this divergence of opinion to find pockets of opportunity along all parts of the yield curve, while maintaining a bias toward keeping the average maturity on the long side. Another aspect that bodes well for the municipal money market is that municipal money market securities remain relatively cheap on an after-tax basis.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: high current income exempt from federal and, to the extent possible, from Connecticut personal income tax, while maintaining share price stability by investing in high-quality, short-term Connecticut municipal money market securities

Fund number: 418

Trading symbol: FCMXX

Start date: August 29, 1989

Size: as of May 31, 2001, more than $763 million

Manager: Kim Miller, since May 2001; manager, various Fidelity and Spartan municipal money market funds; joined Fidelity in 1990

Semiannual Report

Fidelity Connecticut Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 5/31/01	% of fund's investments 11/30/00	% of fund's investments 5/31/00
0 - 30	70.9	70.6	66.5
31 - 90	13.8	9.1	9.4
91 - 180	7.9	5.9	18.1
181 - 397	7.4	14.4	6.0
Weighted Average Maturity
	5/31/01	11/30/00	5/31/00
Fidelity Connecticut Municipal Money Market Fund	45 Days	55 Days	47 Days
Connecticut Tax-Free Money Market Funds Average *	36 Days	50 Days	46 Days
Asset Allocation (% of fund's net assets)
As of May 31, 2001	As of November 30, 2000
Variable Rate Demand Notes (VRDNs) 63.3%	Variable Rate Demand Notes (VRDNs) 46.0%
Commercial Paper (including CP Mode) 4.7%	Commercial Paper (including CP Mode) 12.2%
Tender Bonds 4.5%	Tender Bonds 4.9%
Municipal Notes 18.9%	Municipal Notes 13.2%
Municipal Money Market Funds 3.7%	Municipal Money Market Funds 16.5%
Other Investments and Net Other Assets 4.9%	Other Investments and Net Other Assets 7.2%

*Source: iMoneyNet, Inc.

Semiannual Report

Fidelity Connecticut Municipal Money Market Fund

Investments May 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 96.8%
	Principal Amount	Value (Note 1)
Connecticut - 88.8%
Berlin Gen. Oblig. BAN 5.1% 6/15/01	$ 3,075,000	$ 3,075,653
Bridgeport Gen. Oblig. BAN Series B, 2.99% 7/18/01	4,700,000	4,700,000
Connecticut Arpt. Rev. Participating VRDN:
Series BS 01 128, 3.2% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(d)(e)	5,000,000	5,000,000
Series BS 01 129, 2.92% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(d)(e)	6,300,000	6,300,000
Series PA 826R, 2.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,970,000	4,970,000
Connecticut Dev. Auth. Arpt. Facilities Rev. (Bradley Arpt. Hotel Proj.):
Series 1997 A, 2.9%, LOC Kredietbank, VRDN (a)	3,400,000	3,400,000
Series 1997 C, 2.9%, LOC Fleet Nat'l. Bank, VRDN (a)	730,000	730,000
Connecticut Dev. Auth. Health Care Rev. (Corp. for Independent Living Proj.):
Series 1990, 2.7%, LOC Chase Manhattan Bank, VRDN (a)	3,600,000	3,600,000
Series 1999, 2.7%, LOC Dexia Cr. Local de France, VRDN (a)	4,355,000	4,355,000
Connecticut Dev. Auth. Indl. Dev. Rev.:
(Cap. District Energy Ctr. Proj.) Series 1998, 2.9%, LOC Fleet Nat'l. Bank, VRDN (a)(d)	6,600,000	6,600,000
(Lapham Hickey Steel Corp. Proj.) 3%, LOC Harris Trust & Savings Bank, Chicago, VRDN (a)(d)	1,795,000	1,795,000
(Rojo Enterprises LLC Proj.) 2.9%, LOC Fleet Bank NA, VRDN (a)	1,500,000	1,500,000
(The Energy Network/Sina Proj.) Series 2000, 2.9%, LOC Fleet Nat'l. Bank, VRDN (a)(d)	2,100,000	2,100,000
(W.E. Bassett Co. Proj.) Series 1986, 3.55%, LOC Fleet Bank NA, VRDN (a)(d)	600,000	600,000
Connecticut Dev. Auth. Poll. Cont. Rev.:
Bonds (New England Pwr. Co. Proj.) Series 1999:
3.1% tender 8/8/01, CP mode	2,000,000	2,000,000
3.15% tender 8/13/01, CP mode	5,300,000	5,300,000
(Connecticut Lt. & Pwr. Co. Proj.) Series 1996 A, 2.85% (AMBAC Insured) (BPA Bank of New York NA), VRDN (a)(d)	18,200,000	18,200,000
Connecticut Gen. Oblig.:
Bonds:
Series 1996 B, 5% 8/15/01	1,500,000	1,502,260
Series A, 6.1% 3/15/02	4,000,000	4,096,141
Participating VRDN:
Series EGL 94 0701, 2.8% (Liquidity Facility Citibank NA, New York) (a)(e)	5,500,000	5,500,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Connecticut - continued
Connecticut Gen. Oblig.: - continued
Series PT 1246, 2.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	$ 2,800,000	$ 2,800,000
Series Putters 00 174, 2.78% (Liquidity Facility Morgan Guaranty Trust Co., NY) (a)(e)	7,495,000	7,495,000
Series B, 2.6% (BPA Bayerische Landesbank Girozentrale), VRDN (a)	18,300,000	18,300,000
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
(Yale Univ. Proj.):
Series S1, 3% tender 9/12/01, CP mode	14,300,000	14,300,000
Series S2, 3.15% tender 7/12/01, CP mode	7,600,000	7,600,000
(Yale-New Haven Hosp. Proj.) Series E, 3%, tender 6/1/02 (FGIC Insured) (a)	1,000,000	1,000,000
(Hartford Hosp. Proj.) Series B, 2.7%, LOC Fleet Nat'l. Bank, VRDN (a)	8,500,000	8,500,000
(Marvelwood School Proj.) Series A, 2.7%, LOC First Union Nat'l. Bank, North Carolina, VRDN (a)	1,100,000	1,100,000
(Pomfret School Issue Proj.) Series A, 2.9%, LOC Dexia Cr. Local de France, VRDN (a)	900,000	900,000
(United Methodist Home Proj.) Series 2001 A, 0%, LOC First Union Nat'l. Bank, North Carolina, VRDN (a)	1,350,000	1,350,000
(Yale Univ. Proj.):
Series T1, 2.6%, VRDN (a)	15,100,000	15,100,000
Series T2, 2.6%, VRDN (a)	5,000,000	5,000,000
Series U1, 2.45%, VRDN (a)	34,780,000	34,780,000
Series U2, 2.45%, VRDN (a)	25,875,000	25,875,000
Connecticut Hsg. Fin. Auth. Rev.:
Participating VRDN:
Series Merlots 00 BBB, 3.06% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(d)(e)	5,000,000	5,000,000
Series Merlots 00 P, 3.06% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(d)(e)	2,900,000	2,900,000
Series Merlots 97 L, 3.06% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(d)(e)	9,255,000	9,255,000
Series PT 1003, 2.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	23,525,000	23,525,000
Series PT 454, 2.7% (Liquidity Facility Banco Santander Central Hispano SA) (a)(d)(e)	4,550,000	4,550,000
Series PT 81, 2.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	2,460,000	2,460,000
(Hsg. Mtg. Fin. Prog.):
Series 1990 C, 3%, VRDN (a)(d)	8,140,000	8,140,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Connecticut - continued
Connecticut Hsg. Fin. Auth. Rev.: - continued
Series 1990 D, 3%, VRDN (a)(d)	$ 5,089,000	$ 5,089,000
Series 1995 G, 2.65% (AMBAC Insured) (BPA Morgan Guaranty Trust Co., NY), VRDN (a)	18,035,000	18,035,000
Series 2001 A3, 2.65% (AMBAC Insured), VRDN (a)(d)	13,400,000	13,400,000
Series B3, 2.7% (AMBAC Insured), VRDN (a)(d)	12,100,000	12,100,000
Connecticut Resources Recovery Auth. Participating VRDN Series Putters 187, 2.78% (Liquidity Facility Morgan Guaranty Trust Co., NY) (a)(e)	6,840,000	6,840,000
Connecticut Spl. Assessment Second Injury Fund 2.85% 8/7/01, LOC Cr. Agricole Indosuez, LOC Dexia Bank SA, CP	6,500,000	6,500,000
Connecticut Spl. Assessment Unemployment Compensation Advisor Fund Rev. Bonds Series 1993 C, 4.35%, tender 7/1/01 (FGIC Insured) (a)	33,400,000	33,400,000
Connecticut Spl. Tax Oblig. Rev.:
Bonds (Trans. Infrastructure Proj.) Series A, 8% 6/1/01	6,175,000	6,175,000
Participating VRDN:
Putters 01 168, 2.78% (Liquidity Facility Morgan Guaranty Trust Co., NY) (a)(e)	3,730,000	3,730,000
Series MSDW 00 292, 2.7% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(e)	2,300,000	2,300,000
Series MSDW 00 372, 2.7% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(e)	5,000,000	5,000,000
Series PT 368, 2.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	9,095,000	9,095,000
(Trans. Infrastructure Proj.) Series 1, 2.7%, LOC Commerzbank AG, VRDN (a)	51,305,000	51,305,000
Series 2000 1, 2.85% (FGIC Insured), VRDN (a)	53,400,000	53,400,001
Danbury Gen. Oblig. BAN 3.2% 8/7/01	13,100,000	13,102,584
Danbury Hsg. Auth. 2.77%, LOC First Union Nat'l. Bank, North Carolina, VRDN (a)	8,600,000	8,600,000
East Haven Gen. Oblig. BAN 4.5% 12/13/01	5,449,000	5,456,531
Farmington Gen. Oblig. BAN 3.25% 3/26/02	15,800,000	15,832,467
Hartford Redev. Agcy. Multi-family Mtg. Rev. (Underwood Towers Proj.) 2.7% (FSA Insured) (BPA Societe Generale), VRDN (a)	11,945,000	11,945,000
Manchester Gen. Oblig. BAN 4.75% 7/6/01	4,145,000	4,146,944
Milford Gen. Oblig. BAN 4.5% 11/8/01	3,000,000	3,003,521
New Britain Gen. Oblig.:
Series 1999, 2.8% (AMBAC Insured) (BPA Bank of Nova Scotia), VRDN (a)	2,700,000	2,700,000
Series 2000 B, 2.8% (AMBAC Insured), VRDN (a)	3,845,000	3,845,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Connecticut - continued
North Branford Gen. Oblig. BAN 3.25% 10/3/01	$ 4,040,000	$ 4,042,962
North Haven Gen. Oblig. BAN 3.25% 7/30/01	5,000,000	5,002,966
Old Saybrook Gen. Oblig. BAN 4.625% 8/22/01	7,000,000	7,006,576
Reg'l. School District #008 BAN 3.4% 5/2/02	15,000,000	15,066,816
Reg'l. School District #009 BAN 3.2% 5/21/02	13,300,000	13,358,982
Seymour Gen. Oblig. BAN 5% 9/20/01 (BPA Fleet Nat'l. Bank)	21,850,000	21,895,849
Shelton Gen. Oblig. BAN 4.5% 11/15/01	15,200,000	15,216,616
Suffield Gen. Oblig. BAN 3.8% 6/28/01	4,000,000	4,002,071
Watertown Gen. Oblig. BAN 4.5% 8/16/01	2,300,000	2,301,163
West Haven Gen. Oblig. BAN 4.5% 7/17/01	2,800,000	2,800,965
Westport Gen. Oblig. Bonds 4.85% 7/15/01	1,840,000	1,844,018
Wolcott Gen. Oblig. BAN 3.25% 8/9/01	4,500,000	4,501,432
		677,295,518
Puerto Rico - 4.3%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Rev. Participating VRDN Series ROC II 99 2, 2.8% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(e)	5,000,000	5,000,000
Puerto Rico Commonwealth Infrastructure Fing. Auth. Participating VRDN Series SGA 107, 3.1% (Liquidity Facility Societe Generale) (a)(e)	2,000,000	2,000,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN Series SGA-43, 2.7% (Liquidity Facility Societe Generale) (a)(e)	8,300,000	8,300,000
Puerto Rico Hwy. & Trans. Auth. Participating VRDN Series BS 00 91, 3.1% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	10,900,000	10,900,000
Puerto Rico Pub. Bldgs Auth. Rev. Participating VRDN Series ROC II R56, 2.8% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(e)	6,545,000	6,545,000
		32,745,000
	Shares
Other - 3.7%
Fidelity Municipal Cash Central Fund, 3.29% (b)(c)	28,543,000	28,543,000
TOTAL INVESTMENT PORTFOLIO - 96.8%		738,583,518
NET OTHER ASSETS - 3.2%		24,582,387
NET ASSETS - 100%		$ 763,165,905
Total Cost for Income Tax Purposes $ 738,583,518
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
Income Tax Information
At November 30, 2000, the fund had a capital loss carryforward of approximately $33,000 of which $4,000, $3,000, $7,000 and $19,000 will expire on November 30, 2002, 2003, 2005 and 2006, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Connecticut Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	May 31, 2001 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule		$ 738,583,518
Cash		7,499,958
Receivable for investments sold		11,888,063
Receivable for fund shares sold		6,763,420
Interest receivable		5,419,047
Other receivables		14,699
Prepaid expenses		12,156
Total assets		770,180,861
Liabilities
Payable for investments purchased	$ 2,350,000
Payable for fund shares redeemed	4,256,059
Distributions payable	71,999
Accrued management fee	237,503
Other payables and accrued expenses	99,395
Total liabilities		7,014,956
Net Assets		$ 763,165,905
Net Assets consist of:
Paid in capital		$ 763,156,420
Accumulated net realized gain (loss) on investments		9,485
Net Assets, for 763,156,332 shares outstanding		$ 763,165,905
Net Asset Value, offering price and redemption price per share ($763,165,905 ÷ 763,156,332 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Connecticut Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Six months ended May 31, 2001 (Unaudited)
Investment Income Interest		$ 13,452,341
Expenses
Management fee	$ 1,475,685
Transfer agent fees	407,175
Accounting fees and expenses	52,625
Non-interested trustees' compensation	1,401
Custodian fees and expenses	6,082
Registration fees	32,674
Audit	10,509
Legal	5,463
Miscellaneous	10,414
Total expenses before reductions	2,002,028
Expense reductions	(156,533)	1,845,495
Net investment income		11,606,846
Net Realized Gain (Loss) on Investments		42,360
Net increase in net assets resulting from operations		$ 11,649,206

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Connecticut Municipal Money Market Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2001 (Unaudited)	Year ended November 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 11,606,846	$ 21,480,590
Net realized gain (loss)	42,360	(27)
Net increase (decrease) in net assets resulting from operations	11,649,206	21,480,563
Distributions to shareholders from net investment income	(11,606,846)	(21,480,590)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,118,005,228	2,062,485,060
Reinvestment of distributions from net investment income	11,001,845	20,580,269
Cost of shares redeemed	(1,084,540,750)	(1,897,356,548)
Net increase (decrease) in net assets resulting from share transactions	44,466,323	185,708,781
Total increase (decrease) in net assets	44,508,683	185,708,754
Net Assets
Beginning of period	718,657,222	532,948,468
End of period	$ 763,165,905	$ 718,657,222

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2001	Years ended November 30,
	(Unaudited)	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations Net investment income	.015	.034	.026	.029	.030	.029
Less Distributions
From net investment income	(.015)	(.034)	(.026)	(.029)	(.030)	(.029)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C	1.49%	3.47%	2.63%	2.94%	3.05%	2.98%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 763,166	$ 718,657	$ 532,948	$ 487,990	$ 387,177	$ 339,487
Ratio of expenses to average net assets	.51% A	.54%	.55%	.56%	.58%	.59%
Ratio of expenses to average net assets after expense reductions	.47% A, D	.54%	.54% D	.56%	.57% D	.58% D
Ratio of net investment income to average net assets	2.98% A	3.43%	2.60%	2.90%	3.00%	2.93%

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Spartan Connecticut Municipal Income Fund (the income fund) is a fund of Fidelity Court Street Trust. Spartan Connecticut Municipal Money Market Fund and Fidelity Connecticut Municipal Money Market Fund (the money market funds) are funds of Fidelity Court Street Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Court Street Trust and Fidelity Court Street Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware business trust, respectively. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. Each fund may be affected by economic and political developments in the state of Connecticut. The following summarizes the significant accounting policies of the income fund and the money market funds:

Security Valuation.

Income Fund. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Money Market Funds. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. For the money market funds, accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

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Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, market discount and losses deferred due to futures transactions. The income fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable gain remaining at fiscal year end is distributed in the following year.

Short-Term Trading (Redemption) Fees. Shares held in the income fund less than 30 days are subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective December 1, 2001, the income fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will begin amortizing premium and discount on all debt securities, as required. This accounting principle change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to net investment income.

The cumulative effect of this accounting change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to accumulated net undistributed realized gain (loss).

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are

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Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked-to-market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's schedule of investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The income fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities and the market value of future contracts opened and closed, is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the income fund's and Fidelity Connecticut Municipal Money Market Fund's investment adviser, Fidelity Management & Research Company (FMR) receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of each fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

the management fees were equivalent to the following annualized rates expressed as a percentage of average net assets.

Spartan Connecticut Municipal Income Fund	.38%
Fidelity Connecticut Municipal Money Market Fund	.38%

As Spartan Connecticut Municipal Money Market Fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of .50% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

FMR also bears the cost of providing shareholder services to Spartan Connecticut Municipal Money Market Fund. To offset the cost of providing these services, FMR or its affiliates collected certain transaction fees from shareholders which amounted to $587 for the period.

Sub-Adviser Fee. As each fund's investment sub-adviser, Fidelity Investments Money Management, Inc.(FIMM), an affiliate of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

Transfer Agent and Accounting Fees. Citibank, N.A.(Citibank) is the custodian, transfer agent and shareholder servicing agent for the income fund and Fidelity Connecticut Municipal Money Market Fund. Citibank has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds' transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

For the period, the transfer agent fees were equivalent to the following annualized rates as a percentage of the average net assets:

Spartan Connecticut Municipal Income Fund	.07%
Fidelity Connecticut Municipal Money Market Fund	.10%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Fidelity Municipal Cash Central Fund. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the funds may invest in the Fidelity Municipal Cash Central Fund (the Cash Fund) managed by FIMM, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. The Cash Fund does not pay a management fee. Income distributions from the Cash Fund are declared daily and paid monthly from net investment income. Income distributions earned by the funds are recorded as interest income in the accompanying financial statements.

Money Market Insurance. Pursuant to an Exemptive Order issued by the SEC, the money market funds, along with other money market funds advised by FMR or its affiliates, have entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. Each fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. Fidelity Connecticut Municipal Money Market Fund pays premiums to FIDFUNDS on a calendar year basis, which are amortized over one year. FMR has borne the cost of Spartan Connecticut Municipal Money Market Fund's premium payable to FIDFUNDS.

5. Expense Reductions.

Through arrangements with the income fund's and Fidelity Connecticut Municipal Money Market Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the funds' expenses. These expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction

Spartan Connecticut Municipal Income Fund	$ 3,361	$ 109,964	$ 42,756
Fidelity Connecticut Municipal Money Market Fund	6,082	150,451	-

In addition, through an arrangement with the Spartan Connecticut Municipal Money Market Fund's custodian and transfer agent, $31,441 of credits realized as a result of uninvested cash balances were used to reduce the fund's expenses.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

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Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

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Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

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Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Dwight D. Churchill, Vice President

George A. Fischer, Vice President -
Income Fund

Boyce I. Greer, Vice President

Stanley N. Griffith, Assistant Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

* Independent trustees

Advisory Board

Abigail P. Johnson

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank N.A.

New York NY

and

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank N.A.

New York NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

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